As filed with the Securities and Exchange Commission on July 29, 2008
                      1933 Act Registration No. 333-122847
                      1940 Act Registration No. 811-21715

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ X ]
      Pre-Effective Amendment No.        [  ]

      Post-Effective Amendment No.   3   [ X ]


                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ X ]
      Amendment No.                  5   [ X ]


                        (Check appropriate box or boxes)
                          _____________________________

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800

                                Peter E. Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                 Lehman Brothers Institutional Liquidity Funds
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
                    (Name and Address of Agent for Service)

                                With copies to:

                            Arthur C. Delibert, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                          Washington, D.C.  20006-1600
                       ___________________________________

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

_X_ immediately upon filing pursuant to paragraph (b)
___ on _______________ pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on _______________ pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on _______________ pursuant to paragraph (a)(2)

If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Administrative, Capital, Cash Management, Institutional, Premier, Select and Service Class shares of Prime Portfolio, Money Market Portfolio, Treasury Portfolio, Treasury Reserves Portfolio, Government Portfolio, Government Reserves Portfolio, Tax-Exempt Portfolio and Municipal Portfolio.

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 3 ON FORM N-1A

This Post-Effective Amendment consists of the following papers and documents:

    Cover Sheet

    Contents of Post-Effective Amendment No. 3 on Form N-1A

    Part A - Administrative Share Class Prospectus
             Capital Share Class Prospectus
             Cash Management Share Class Prospectus
             Institutional Share Class Prospectus
             Premier Share Class Prospectus
             Select Share Class Prospectus
             Service Share Class Prospectus

    Part B - Statement of Additional Information

    Part C - Other Information

    Signature Pages

    Exhibits

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS






ADMINISTRATIVE CLASS
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Reserves Portfolio
Treasury Portfolio
Treasury Reserves Portfolio
Tax-Exempt Portfolio
Municipal Portfolio


Prospectus July 29, 2008


[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------




               CONTENTS


               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios..........................iii

               Money Market Portfolio...........................1

               Prime Portfolio..................................4

               Government Portfolio.............................7

               Government Reserves Portfolio...................10

               Treasury Portfolio..............................13

               Treasury Reserves Portfolio.....................16

               Tax-Exempt Portfolio............................19

               Municipal Portfolio.............................22

               Investor Expenses...............................25

               Financial Highlights............................27

               Management......................................34

               YOUR INVESTMENT

               Eligible Accounts...............................35

               Purchasing Shares...............................35

               Redeeming Shares................................36

               General Shareholder Information.................38

               Share Prices....................................40

               Distributions and Taxes.........................41

               Portfolio Holdings Policy.......................42

               Portfolio Structure.............................42

--------------------------------------------------------------------------------
             (C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------




THESE PORTFOLIOS:


o  require a minimum initial investment of $10 million


o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o  are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax


o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests


Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO         A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of
                               U.S. and foreign banks.

PRIME PORTFOLIO                A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of
                               U.S. and foreign banks.

GOVERNMENT PORTFOLIO           A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO  A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO             A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO    A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO           A money market fund seeking the highest available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO            A money market fund seeking the maximum current income exempt from federal income tax, consistent with safety and liquidity. The
                               Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                               Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                     Ticker Symbol: LBHXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

2001        2002         2003         2004         2005        2006         2007
--------------------------------------------------------------------------------
4.01        1.64         0.88         1.09         3.06        4.89         5.08
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '01, 1.41%
WORST QUARTER: Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 6/30/2008: 1.54%


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------

                            SINCE INCEPTION
              1 YEAR 5 YEAR    5/8/2000*
-------------------------------------------
Money Market
Portfolio      5.08   2.98       3.24

*Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger
 Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has lower expenses, its performance typically would have been better than that of the Administrative Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
PRIME PORTFOLIO                                           Ticker Symbol: LBWXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
                   2005                2006               2007
--------------------------------------------------------------------------------
                   3.20                5.01               5.06
--------------------------------------------------------------------------------

BEST QUARTER: Q4 '06, 1.32%
WORST QUARTER: Q1 '05, 0.58%
Year-to-date performance as of 6/30/2008: 1.49%

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*

                         SINCE INCEPTION
                  1 YEAR   12/27/2004*
 ---------------------------------------
 Prime Portfolio   5.06       4.42
 ---------------------------------------

*Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash
 Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has lower expenses, its performance typically would have been better than that of the Administrative Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO                                       Ticker Symbol: LHGXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
                                      2007
--------------------------------------------------------------------------------
                                      4.89
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '07 & Q2 '07, 1.23%
WORST QUARTER: Q4 '07, 1.13%
Year-to-date performance as of 6/30/2008: 1.36%



AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*
---------------------------------------------
                             SINCE INCEPTION
                      1 YEAR   12/18/2006
---------------------------------------------
Government Portfolio   4.89       4.91
---------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                           Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                         Ticker Symbol: LHPXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
                                      2007
--------------------------------------------------------------------------------
                                      4.61
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '07 & Q2 '07, 1.20%
WORST QUARTER: Q4 '07, 1.00%
Year-to-date performance as of 6/30/2008: 0.98%


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
------------------------------------------
                           SINCE INCEPTION
                    1 YEAR   12/18/2006
------------------------------------------
Treasury Portfolio   4.61       4.62

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                             Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                       Ticker Symbol: LHXXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                        Ticker Symbol: LMEXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES


                           MONEY                   GOVERNMENT          TREASURY    TAX-
                           MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES   EXEMPT   MUNICIPAL
----------------------------------------------------------------------------------------------------
FEES:                      None   None     None        None      None      None    None     None
----------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

----------------------------------------------------------------------------------------------------
                           MONEY                   GOVERNMENT          TREASURY    TAX-
                           MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES   EXEMPT   MUNICIPAL
----------------------------------------------------------------------------------------------------
Management fees**           0.18  0.18     0.18       0.18      0.18     0.18      0.35      0.35
----------------------------------------------------------------------------------------------------
Distribution (12b-1) fees   None  None     None       None      None     None      None      None
----------------------------------------------------------------------------------------------------
Other expenses***           0.33  0.29     0.28       0.35      0.32     0.81****  0.39      0.99
----------------------------------------------------------------------------------------------------
Total annual operating
expenses                    0.51  0.47     0.46       0.53      0.50     0.99      0.74      1.34
----------------------------------------------------------------------------------------------------
MINUS: Expense
Reimbursement or Waiver     0.06  0.02     0.01       0.08      0.05     0.54      0.29      0.89
----------------------------------------------------------------------------------------------------
Net expenses*****           0.45  0.45     0.45       0.45      0.45     0.45      0.45(@)   0.45(@)
----------------------------------------------------------------------------------------------------

    *For all Portfolios other than Treasury Reserves Portfolio, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   **"Management fees" includes investment management and administration fees.

  ***"Other expenses" includes a 0.25% shareholder servicing fee.

 ****"Other expenses" are based on estimated amounts for the current fiscal year.

*****Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Administrative Class of each Portfolio are limited to 0.45% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Administrative Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.45% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

    In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Administrative Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

(@) For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


              ----------------------------------------------------
                                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
              ----------------------------------------------------
              Money Market          $46    $144    $266    $  622
              ----------------------------------------------------
              Prime                 $46    $144    $257    $  585
              ----------------------------------------------------
              Government            $46    $144    $254    $  576
              ----------------------------------------------------
              Government Reserves   $46    $144    $271    $  641
              ----------------------------------------------------
              Treasury              $46    $144    $264    $  613
              ----------------------------------------------------
              Treasury Reserves     $46    $144       *         *
              ----------------------------------------------------
              Tax-Exempt            $46    $144    $321    $  832
              ----------------------------------------------------
              Municipal             $46    $144    $462    $1,363
              ----------------------------------------------------

*Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- ADMINISTRATIVE CLASS

--------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                              2007(1)                 2008
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                          1.0000                 1.0000

PLUS:                     Income from investment operations
                          Net investment income                                   0.0145                 0.0463
                          Net gains/losses -- realized                           (0.0000)               (0.0000)
                          Subtotal: income from investment operations             0.0145                 0.0463

MINUS:                    Distributions to shareholders
                          Income dividends                                        0.0145                 0.0463
                          Capital gain distributions                                  --                     --
                          Subtotal: distributions to shareholders                 0.0145                 0.0463

EQUALS:                   Share price (NAV) at end of period                      1.0000                 1.0000


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------
The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                              0.35(2)                0.35

GROSS EXPENSES(3)                                                                   2.11(2)                0.51

EXPENSES(4)                                                                         0.35(2)                0.35

NET INVESTMENT INCOME -- ACTUAL                                                     5.02(2)                4.63


OTHER DATA
--------------------------------------------------------------------------------------------------------------------------
Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                 1.45(6)                4.73

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                 1.0                    1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------


PRIME PORTFOLIO -- ADMINISTRATIVE CLASS

--------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                               2007(1)                2008
--------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                           1.0000                1.0000

PLUS:                      Income from investment operations
                           Net investment income                                   0.0144                0.0460
                           Net gains/losses -- realized                           (0.0000)               0.0001
                           Subtotal: income from investment operations             0.0144                0.0461

MINUS:                     Distributions to shareholders
                           Income dividends                                        0.0144                0.0460
                           Capital gain distributions                                  --                    --
                           Subtotal: distributions to shareholders                 0.0144                0.0460

EQUALS:                    Share price (NAV) at end of period                      1.0000                1.0001


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                               0.35(2)               0.35

GROSS EXPENSES(3)                                                                    0.76(2)               0.47

EXPENSES(4)                                                                          0.35(2)               0.35

NET INVESTMENT INCOME -- ACTUAL                                                      5.00(2)               4.42


OTHER DATA
--------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                  1.45(6)               4.69
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                  1.0                  22.5

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- ADMINISTRATIVE CLASS

--------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                               2007(1)                2008
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                           1.0000                1.0000

PLUS:                      Income from investment operations
                           Net investment income                                   0.0142                0.0438
                           Net gains/losses -- realized                                --                0.0002
                           Subtotal: income from investment operations             0.0142                0.0440

MINUS:                     Distributions to shareholders
                           Income dividends                                        0.0142                0.0438
                           Capital gain distributions                                  --                    --
                           Subtotal: distributions to shareholders                 0.0142                0.0438

EQUALS:                    Share price (NAV) at end of period                      1.0000                1.0002


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                               0.35(2)               0.35

GROSS EXPENSES(3)                                                                    0.53(2)               0.46

EXPENSES(4)                                                                          0.35(2)               0.35

NET INVESTMENT INCOME -- ACTUAL                                                      4.94(2)               3.91


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                  1.43(6)               4.47
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                  2.5                  34.6

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- ADMINISTRATIVE CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                          2008(1)
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                      1.0000

PLUS:                           Income from investment operations
                                Net investment income                                         0.0301
                                Net gains/losses -- realized                                  0.0000
                                Subtotal: income from investment operations                   0.0301

MINUS:                          Distributions to shareholders
                                Income dividends                                              0.0301
                                Capital gain distributions                                        --
                                Subtotal: distributions to shareholders                       0.0301

EQUALS:                         Share price (NAV) at end of period                            1.0000


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                          0.35(2)
GROSS EXPENSES(3)                                                                               0.53(2)
EXPENSES(4)                                                                                     0.35(2)
NET INVESTMENT INCOME -- ACTUAL                                                                 4.11(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                             3.05(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                             1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 07/09/2007 (beginning of operations) to 3/31/2008.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------

TREASURY PORTFOLIO -- ADMINISTRATIVE CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                               2007(1)              2008
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                           1.0000                1.0000

PLUS:                      Income from investment operations
                           Net investment income                                   0.0139                0.0387
                           Net gains/losses -- realized                            0.0000                0.0002
                           Subtotal: income from investment operations             0.0139                0.0389

MINUS:                     Distributions to shareholders
                           Income dividends                                        0.0139                0.0387
                           Capital gain distributions                                  --                    --
                           Subtotal: distributions to shareholders                 0.0139                0.0387

EQUALS:                    Share price (NAV) at end of period                      1.0000                1.0002


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                               0.35(2)             0.35

GROSS EXPENSES(3)                                                                    0.63(2)             0.50

EXPENSES(4)                                                                          0.35(2)             0.35

NET INVESTMENT INCOME -- ACTUAL                                                      4.80(2)             3.87


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                  1.39(6)               3.94
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                  1.0                   1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------


TAX-EXEMPT PORTFOLIO -- ADMINISTRATIVE CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                          2008(1)
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                      1.0000

PLUS:                           Income from investment operations
                                Net investment income                                         0.0158
                                Net gains/losses -- realized                                  0.0003
                                Subtotal: income from investment operations                   0.0161

MINUS:                          Distributions to shareholders
                                Income dividends                                              0.0158
                                Capital gain distributions                                        --
                                Subtotal: distributions to shareholders                       0.0158

EQUALS:                         Share price (NAV) at end of period                            1.0003


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                          0.40(2)
GROSS EXPENSES(3)                                                                               0.74(2)
EXPENSES(4)                                                                                     0.40(2)
NET INVESTMENT INCOME -- ACTUAL                                                                 2.83(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                             1.59(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                             1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- ADMINISTRATIVE CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                          2008(1)
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                      1.0000

PLUS:                           Income from investment operations
                                Net investment income                                         0.0164
                                Net gains/losses -- realized                                  0.0002
                                Subtotal: income from investment operations                   0.0166

MINUS:                          Distributions to shareholders
                                Income dividends                                              0.0164
                                Capital gain distributions                                        --
                                Subtotal: distributions to shareholders                       0.0164

EQUALS:                         Share price (NAV) at end of period                            1.0002


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                          0.40(2)

GROSS EXPENSES(3)                                                                               1.34(2)

EXPENSES(4)                                                                                     0.40(2)

NET INVESTMENT INCOME -- ACTUAL                                                                 2.93(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                             1.65(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                             1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.
(4) Shows what this ratio would have been if there had been no expense offset arrangements.
(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.
(6) Not annualized.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.


For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.


For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

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YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

                                      35

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or faxing it to 781-796-3327. Upon approval of the application, you may purchase Administrative Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
          Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of

                                      36

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the value of the Portfolio's net assets not reasonably practicable, or the
Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Administrative Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

                                      37

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GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Administrative Class shares for Administrative Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Administrative Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Administrative Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased

                                      38

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shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

                                      39

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SHARE PRICES

Because Administrative Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

                                      40

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DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

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TAXES AND YOU

FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Administrative Class of the Portfolios.

                                      42

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LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
o  No load, no sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o  Portfolio performance data and financial statements
o  portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about each Portfolio's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehman.com/lbilf

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.




SEC file number 811-21715
G0541 07/08 DSTO 50503

                   LEHMAN BROTHERS
                   INSTITUTIONAL LIQUIDITY FUNDS




                   CAPITAL CLASS
                   Money Market Portfolio
                   Prime Portfolio
                   Government Portfolio
                   Government Reserves Portfolio
                   Treasury Portfolio
                   Treasury Reserves Portfolio
                   Tax-Exempt Portfolio
                   Municipal Portfolio

                   Prospectus July 29, 2008





                   LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

               CONTENTS

               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios...................................iii

               Money Market Portfolio....................................1

               Prime Portfolio...........................................4

               Government Portfolio......................................7

               Government Reserves Portfolio............................10

               Treasury Portfolio.......................................13

               Treasury Reserves Portfolio..............................16

               Tax-Exempt Portfolio.....................................19

               Municipal Portfolio......................................22

               Investor Expenses........................................25

               Financial Highlights.....................................27

               Management...............................................34

               YOUR INVESTMENT

               Eligible Accounts........................................35

               Purchasing Shares........................................35

               Redeeming Shares.........................................36

               General Shareholder Information..........................37

               Share Prices.............................................40

               Distributions and Taxes..................................41

               Portfolio Holdings Policy................................42

               Portfolio Structure......................................42





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             (C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

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                THESE PORTFOLIOS:

                o  require a minimum initial investment of $10 million

                o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

                o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

                o are also money market sweep funds for certain eligible investors

                o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

                o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

                o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax


                o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests.



                Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.




--------------------------------------------------------------------------------

                                      ii

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SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO         A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                               Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                               Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.


GOVERNMENT PORTFOLIO           A money market fund seeking maximum safety and
                               liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO  A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO             A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.


TREASURY RESERVES PORTFOLIO    A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO           A money market fund seeking the highest available
                               current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO            A money market fund seeking the maximum current
                               income exempt from federal income tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                     Ticker Symbol: LBFXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Capital Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

                 YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
2001       2002      2003       2004       2005      2006       2007
--------------------------------------------------------------------------------
4.01       1.64      0.88       1.09       3.06      4.89       5.24
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '01, 1.41%
WORST QUARTER: Q3 '03 & Q1 '04, 0.19%

Year-to-date performance as of 6/30/2008: 1.61%


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*

-------------------------------------------------
                                  SINCE INCEPTION
                1 YEAR   5 YEAR      5/8/2000*
-------------------------------------------------
Money Market
Portfolio        5.24     3.02       3.26
-------------------------------------------------

*Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger
 Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master series as the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. Because Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Capital Class of the Portfolio. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single-tier multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
Prime Portfolio                                            Ticker Symbol: LBSXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Capital Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

                 YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
        2005                     2006                   2007
--------------------------------------------------------------------------------
        3.20                     5.02                   5.22
--------------------------------------------------------------------------------


BEST QUARTER: Q4 '06, 1.32%
WORST QUARTER: Q1 '05, 0.58%

Year-to-date performance as of 6/30/2008: 1.61%


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*

-------------------------------------------------
                                SINCE INCEPTION
                      1 YEAR         12/27/2004*
------------------------------------------------
Prime Portfolio       5.22              4.47
------------------------------------------------

*Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash
 Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has lower expenses, its performance typically would have been better than that of the Capital Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO                                       Ticker Symbol: LHDXX

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Capital Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
----------------------------------------------
        2007
----------------------------------------------
        5.05
----------------------------------------------


BEST QUARTER: Q2 '07, 1.27%
WORST QUARTER: Q4 '07, 1.16%

Year-to-date performance as of 6/30/2008: 1.43%

-------------------------------------------------
AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*
-------------------------------------------------
                                  SINCE INCEPTION
                           1 YEAR     12/18/2006
-------------------------------------------------
Government Portfolio        5.05       5.07
-------------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                             Ticker Symbol: [    ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                        Ticker Symbol: LHMXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Capital Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

-------------------------------------------------
YEAR-BY-YEAR % RETURNS AS OF 12/31 EACH YEAR*
-------------------------------------------------
            2007
-------------------------------------------------
            4.76
-------------------------------------------------


BEST QUARTER: Q1 '07 & Q2 '07, 1.24%
WORST QUARTER: Q4 '07, 1.03%

Year-to-date performance as of 6/30/2008: 1.06%


AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/07*

-----------------------------------------------
                                SINCE INCEPTION
                         1 YEAR      12/18/2006
-----------------------------------------------
Treasury Portfolio         4.76        4.78
-----------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                              Ticker Symbol: [    ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: LHVXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                       Ticker Symbol: LMCXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES

--------------------------------------------------------------------------------
       MONEY                    GOVERNMENT           TREASURY   TAX-
       MARKET PRIME  GOVERNMENT  RESERVES  TREASURY  RESERVES  EXEMPT  MUNICIPAL
--------------------------------------------------------------------------------

Fees:  None   None   None        None      None      None      None    None
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.


--------------------------------------------------------------------------------------------------
                         MONEY                   GOVERNMENT          TREASURY    TAX-
                         MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES   EXEMPT   MUNICIPAL
--------------------------------------------------------------------------------------------------
Management fees**         0.18  0.18     0.18       0.18      0.18     0.18      0.35      0.35
--------------------------------------------------------------------------------------------------
Distribution
(12b-1) fees              None  None     None       None      None     None      None      None
--------------------------------------------------------------------------------------------------
Other
expenses***               0.18  0.13     0.15       0.20      0.17     0.66****  0.24      0.84
--------------------------------------------------------------------------------------------------
Total annual
operating expenses        0.36  0.31     0.33       0.38      0.35     0.84      0.59      1.19
--------------------------------------------------------------------------------------------------
MINUS:
Expense
Reimbursement or Waiver   0.06  0.01     0.03       0.08      0.05     0.54      0.29      0.89
--------------------------------------------------------------------------------------------------
Net expenses*****         0.30  0.30     0.30       0.30      0.30     0.30      0.30(@)   0.30(@)

    *For all Portfolios other than Treasury Reserves Portfolio, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   **"Management fees" includes investment management and administration fees.

  ***"Other expenses" includes a 0.10% shareholder servicing fee.

 ****"Other expenses" are based on estimated amounts for the current fiscal year.

*****Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Capital Class of each Portfolio are limited to 0.30% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Capital Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.30% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

    In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Capital Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

   @For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE


The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

              --------------------------------------------------------
                                       1 YEAR 3 YEARS 5 YEARS 10 YEARS
              --------------------------------------------------------
              Money Market              $31     $97    $183    $  437
              --------------------------------------------------------
              Prime                     $31     $97    $171    $  390
              --------------------------------------------------------
              Government                $31     $97    $176    $  409
              --------------------------------------------------------
              Government Reserves       $31     $97    $188    $  456
              --------------------------------------------------------
              Treasury                  $31     $97    $181    $  428
              --------------------------------------------------------
              Treasury Reserves         $31     $97       *         *
              --------------------------------------------------------
              Tax-Exempt                $31     $97    $238    $  650
              --------------------------------------------------------
              Municipal                 $31     $97    $380    $1,189
              --------------------------------------------------------

*Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- CAPITAL CLASS


---------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                           2007(1)                 2008
---------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                       1.0000                  1.0000

PLUS:                 Income from investment operations
                      Net investment income                                    0.0149                  0.0478
                      Net gains/losses -- realized                            (0.0000)                (0.0000)
                      Subtotal: income from investment operations              0.0149                  0.0478

MINUS:                Distributions to shareholders
                      Income dividends                                         0.0149                  0.0478
                      Capital gain distributions                                   --                      --
                      Subtotal: distributions to shareholders                  0.0149                  0.0478

EQUALS:               Share price (NAV) at end of period                       1.0000                  1.0000


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                           0.20(2)                 0.20

GROSS EXPENSES(3)                                                                1.96(2)                 0.36

EXPENSES(4)                                                                      0.20(2)                 0.20

NET INVESTMENT INCOME -- ACTUAL                                                  5.16(2)                 4.78


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                              1.50(6)                 4.89

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                              1.0                     1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst &
     Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


---------------------------------------------------------------------------------------------------------------

PRIME PORTFOLIO -- CAPITAL CLASS


YEAR ENDED MARCH 31,                                                             2007(1)                  2008
---------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                         1.0000                  1.0000

PLUS:                  Income from investment operations
                       Net investment income                                     0.0149                  0.0475
                       Net gains/losses -- realized                             (0.0000)                 0.0000
                       Subtotal: income from investment operations               0.0149                  0.0475

MINUS:                 Distributions to shareholders
                       Income dividends                                          0.0149                  0.0475
                       Capital gain distributions                                    --                      --
                       Subtotal: distributions to shareholders                   0.0149                  0.0475

EQUALS:                Share price (NAV) at end of period                        1.0000                  1.0000


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                             0.20(2)                 0.20

GROSS EXPENSES(3)                                                                  0.61(2)                 0.31

EXPENSES(4)                                                                        0.20(2)                 0.20

NET INVESTMENT INCOME -- ACTUAL                                                    5.15(2)                 4.75


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                               1.49(6)                 4.85

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                               1.0                     1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Tait,
     Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


---------------------------------------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- CAPITAL CLASS


YEAR ENDED MARCH 31,                                                             2007(1)                  2008
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                         1.0000                  1.0000

PLUS:                  Income from investment operations
                       Net investment income                                     0.0147                  0.0453
                       Net gains/losses -- realized                                  --                  0.0002
                       Subtotal: income from investment operations               0.0147                  0.0455

MINUS:                 Distributions to shareholders
                       Income dividends                                          0.0147                  0.0453
                       Capital gain distributions                                    --                      --
                       Subtotal: distributions to shareholders                   0.0147                  0.0453

EQUALS:                Share price (NAV) at end of period                        1.0000                  1.0002

RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                            0.20(2)                 0.20

GROSS EXPENSES(3)                                                                 0.41(2)                 0.33

EXPENSES(4)                                                                       0.20(2)                 0.20

NET INVESTMENT INCOME -- ACTUAL                                                   5.08(2)                 4.53


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                               1.47(6)                 4.62

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                               1.0                     1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst &
     Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


---------------------------------------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO -- CAPITAL CLASS
---------------------------------------------------------------------------------------------------------------

YEAR ENDED MARCH 31,                                                                      2008(1)
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                    1.0000

PLUS:                       Income from investment operations
                            Net investment income                                           0.0312
                            Net gains/losses -- realized                                    0.0000
                            Subtotal: income from investment operations                     0.0312

MINUS:                      Distributions to shareholders
                            Income dividends                                                0.0312
                            Capital gain distributions                                          --
                            Subtotal: distributions to shareholders                         0.0312

EQUALS:                     Share price (NAV) at end of period                              1.0000

RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                        0.20(2)

GROSS EXPENSES(3)                                                                             0.38(2)

EXPENSES(4)                                                                                   0.20(2)

NET INVESTMENT INCOME -- ACTUAL                                                               4.26(2)


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                                             3.16(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                             1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst &
     Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 7/09/2007 (beginning of operations) to 3/31/2008.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


---------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO -- CAPITAL CLASS

---------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                            2007(1)                  2008
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                        1.0000                  1.0000

PLUS:                 Income from investment operations
                      Net investment income                                     0.0143                  0.0402
                      Net gains/losses -- realized                              0.0000                  0.0002
                      Subtotal: income from investment operations               0.0143                  0.0404

MINUS:                Distributions to shareholders
                      Income dividends                                          0.0143                  0.0402
                      Capital gain distributions                                    --                      --
                      Subtotal: distributions to shareholders                   0.0143                  0.0402

EQUALS:               Share price (NAV) at end of period                        1.0000                  1.0002

RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                            0.20(2)                 0.20

GROSS EXPENSES(3)                                                                 0.48(2)                 0.35

EXPENSES(4)                                                                       0.20(2)                 0.20

NET INVESTMENT INCOME -- ACTUAL                                                   4.95(2)                 4.02


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                               1.44(6)                 4.10

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                               1.0                     1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Tait,
     Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.

                                                      31

---------------------------------------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- CAPITAL CLASS


---------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                        2008(1)
---------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                    1.0000

PLUS:                       Income from investment operations
                            Net investment income                                           0.0167
                            Net gains/losses -- realized                                    0.0003
                            Subtotal: income from investment operations                     0.0170

MINUS:                      Distributions to shareholders
                            Income dividends                                                0.0167
                            Capital gain distributions                                          --
                            Subtotal: distributions to shareholders                         0.0167

EQUALS:                     Share price (NAV) at end of period                              1.0003


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                                        0.25(2)

GROSS EXPENSES(3)                                                                             0.59(2)

EXPENSES(4)                                                                                   0.25(2)

NET INVESTMENT INCOME -- ACTUAL                                                               2.98(2)


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                           1.68(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                           1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Tait,
     Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 9/10/2007 (beginning of operations) to 3/31/2008.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


---------------------------------------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO -- CAPITAL CLASS


---------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                        2008(1)
---------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                                    1.0000

PLUS:                       Income from investment operations
                            Net investment income                                           0.0172
                            Net gains/losses -- realized                                    0.0002
                            Subtotal: income from investment operations                     0.0174

MINUS:                      Distributions to shareholders
                            Income dividends                                                0.0172
                            Capital gain distributions                                          --
                            Subtotal: distributions to shareholders                         0.0172

EQUALS:                     Share price (NAV) at end of period                              1.0002


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                                        0.25(2)

GROSS EXPENSES(3)                                                                             1.19(2)

EXPENSES(4)                                                                                   0.25(2)

NET INVESTMENT INCOME -- ACTUAL                                                               3.08(2)


OTHER DATA
---------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                                           1.73(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                           1.0

---------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst &
     Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)  Period from 9/10/2007 (beginning of operations) to 3/31/2008.

(2)  Annualized.

(3)  Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4)  Shows what this ratio would have been if there had been no expense offset arrangements.

(5)  Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)  Not annualized.


--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

Investment Manager


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.

For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.


Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.


Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

--------------------------------------------------------------------------------


or faxing it to 781-796-3327. Upon approval of the application, you may purchase Capital Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.


Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
          Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of

--------------------------------------------------------------------------------

the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE


You may sell Capital Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.


REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

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GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


EXCHANGING SHARES. You can exchange a Portfolio's Capital Class shares for Capital Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.


To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Capital Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Capital Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak

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with your investment provider to learn more about any payments it receives from
NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Capital Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

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DISTRIBUTIONS AND TAXES


DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

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TAXES AND YOU


FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.


For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Capital Class of the Portfolios.

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                      LEHMAN BROTHERS ASSET MANAGEMENT

                      LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
                      o  No load, no sales charges

                      If you would like further details on these Portfolios, you can request a free copy of the following documents:

                      SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
                      o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
                      o  Portfolio performance data and financial statements
                      o  portfolio holdings.

                      STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
                      o various types of securities and practices, and their risks
                      o  investment limitations and additional policies
                      o information about each Portfolio's management and business structure.

                      The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

                      Investment manager: NEUBERGER BERMAN MANAGEMENT INC. Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

                      OBTAINING INFORMATION

                      YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

                      LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
                      605 Third Avenue 2nd Floor
                      New York, NY 10158-0180
                      Broker/Dealer and Institutional Support Services:
                      888-556-9030
                      Web site: www.lehman.com/lbilf

                      YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO publicinfo@sec.gov OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

                      YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.





SEC file number 811-21715
G0540 07/08 DSTO 50502

            LEHMAN BROTHERS
            INSTITUTIONAL LIQUIDITY FUNDS



            CASH MANAGEMENT CLASS
            Money Market Portfolio
            Prime Portfolio
            Government Portfolio
            Government Reserves Portfolio
            Treasury Portfolio
            Treasury Reserves Portfolio
            Tax-Exempt Portfolio
            Municipal Portfolio


            Prospectus July 29, 2008






            LEHMAN BROTHERS ASSET MANAGEMENT

            These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

            CONTENTS


            LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

            Summary of Portfolios..........................iii

            Money Market Portfolio...........................1

            Prime Portfolio..................................4

            Government Portfolio.............................7

            Government Reserves Portfolio...................10

            Treasury Portfolio..............................13

            Treasury Reserves Portfolio.....................16

            Tax-Exempt Portfolio............................19

            Municipal Portfolio.............................22

            Investor Expenses...............................25

            Financial Highlights............................27

            Management......................................34


            YOUR INVESTMENT

            Eligible Accounts...............................35

            Purchasing Shares...............................35

            Redeeming Shares................................36

            General Shareholder Information.................38

            Share Prices....................................40

            Distributions and Taxes.........................40

            Portfolio Holdings Policy.......................41

            Portfolio Structure.............................41


--------------------------------------------------------------------------------
            (C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

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            THESE PORTFOLIOS:

            o  require a minimum initial investment of $10 million

            o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

            o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

            o  are also money market sweep funds for certain eligible investors

            o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

            o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

            o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax

            o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests

            Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

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SUMMARY OF PORTFOLIOS


MONEY MARKET PORTFOLIO             A money market fund seeking the highest
                                   available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                    A money market fund seeking the highest
                                   available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

GOVERNMENT PORTFOLIO               A money market fund seeking maximum safety
                                   and liquidity and the highest available
                                   current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO      A money market fund seeking maximum safety
                                   and liquidity and the highest available
                                   current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO                 A money market fund seeking the highest
                                   available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO        A money market fund seeking the highest
                                   available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO               A money market fund seeking the highest
                                   available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity.
                                   The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO                A money market fund seeking the maximum
                                   current income exempt from federal income tax, consistent with safety and liquidity.
                                   The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

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MONEY MARKET PORTFOLIO                                      Ticker Symbol: LBDXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

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MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

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PERFORMANCE


The chart and table below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2001       2002       2003       2004       2005        2006        2007
--------------------------------------------------------------------------------


4.01       1.64       0.88       1.09       3.06        4.90        5.29
--------------------------------------------------------------------------------

BEST QUARTER:Q1 '01, 1.41%
WORST QUARTER:Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 6/30/2008: 1.64%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                        1 YEAR          5 YEAR           5/8/2000*
   -------------------------------------------------------------------------

   Money Market
   Portfolio              5.29            3.03             3.27
--------------------------------------------------------------------------------


* Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Cash Management Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a federal fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.



PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
PRIME PORTFOLIO                                             Ticker Symbol: LBQXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2005                            2006                           2007
--------------------------------------------------------------------------------
3.20                            5.02                           5.27
--------------------------------------------------------------------------------

BEST QUARTER: Q4 '06 & Q3 '07, 1.32%
WORST QUARTER: Q1 '05, 0.58%
Year-to-date performance as of 6/30/2008: 1.60%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                 1 YEAR                  12/27/2004*
--------------------------------------------------------------------------------
   Prime Portfolio                5.27                       4.49
--------------------------------------------------------------------------------



* Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of the Cash Management Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.



PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO                                        Ticker Symbol: LHCXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.



YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2007
--------------------------------------------------------------------------------
5.10


BEST QUARTER: Q1 '07 & Q2 '07, 1.28%
WORST QUARTER: Q4 '07, 1.18%
Year-to-date performance as of 6/30/2008: 1.46%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                1 YEAR                   12/18/2006
--------------------------------------------------------------------------------
   Government Portfolio          5.10                        5.12
--------------------------------------------------------------------------------


* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                             Ticker Symbol: [     ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.


PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                          Ticker Symbol: LHLXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED
OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2007
--------------------------------------------------------------------------------
4.82


BEST QUARTER: Q1 '07 & Q2 '07, 1.25%
WORST QUARTER: Q4 '07, 1.05%
Year-to-date performance as of 6/30/2008: 1.08%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                 1 YEAR                  12/18/2006
--------------------------------------------------------------------------------
   Treasury Portfolio             4.82                       4.83
--------------------------------------------------------------------------------


* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [     ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                        Ticker Symbol: LHUXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.


PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                         Ticker Symbol: LMBXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.


PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES
--------------------------------------------------------------------------------

           MONEY                   GOVERNMENT          TREASURY  TAX-
           MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES EXEMPT MUNICIPAL
--------------------------------------------------------------------------------
Fees:       None   None    None       None      None     None    None    None
--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

-------------------------------------------------------------------------------------------------------------
                                 MONEY                   GOVERNMENT          TREASURY    TAX-
                                 MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES   EXEMPT   MUNICIPAL
-------------------------------------------------------------------------------------------------------------
Management fees**                 0.18  0.18     0.18       0.18      0.18     0.18      0.35      0.35
-------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees         None  None     None       None      None     None      None      None
-------------------------------------------------------------------------------------------------------------
Other expenses***                 0.15  0.08     0.10       0.15      0.12     0.61****  0.07      0.48
-------------------------------------------------------------------------------------------------------------
Total annual operating expenses   0.33  0.26     0.28       0.33      0.30     0.79      0.42      0.83
-------------------------------------------------------------------------------------------------------------
MINUS:
Expense Reimbursement
or Waiver                         0.08  0.01     0.03       0.08      0.05     0.54      0.17      0.58
-------------------------------------------------------------------------------------------------------------
Net expenses*****                 0.25  0.25     0.25       0.25      0.25     0.25      0.25/@/   0.25/@/
-------------------------------------------------------------------------------------------------------------

    *For all Portfolios other than Treasury Reserves Portfolio, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs.
     For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   **"Management fees" includes investment management and administration fees.

  ***"Other expenses" includes a 0.05% shareholder servicing fee.

 ****"Other expenses" are based on estimated amounts for the current fiscal year.

*****Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Cash Management Class of each Portfolio are limited to 0.25% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Cash Management Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.25% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

     In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Cash Management Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

    @For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets.
     Any such repayment must be made within three years after the year in which NBMI incurred the expense.


--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

              ----------------------------------------------------
                                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
              ----------------------------------------------------
              Money Market          $26     $80    $160     $393
              ----------------------------------------------------
              Prime                 $26     $80    $143     $328
              ----------------------------------------------------
              Government            $26     $80    $148     $346
              ----------------------------------------------------
              Government Reserves   $26     $80    $160     $393
              ----------------------------------------------------
              Treasury              $26     $80    $153     $365
              ----------------------------------------------------
              Treasury Reserves     $26     $80       *        *
              ----------------------------------------------------
              Tax-Exempt            $26     $80    $182     $477
              ----------------------------------------------------
              Municipal             $26     $80    $279     $854
              ----------------------------------------------------

* Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- CASH MANAGEMENT CLASS

--------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                           2007(1)                2008
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                       1.0000                  1.0000

PLUS:                 Income from investment operations
                      Net investment income                                    0.0150                  0.0483
                      Net gains/losses -- realized                            (0.0000)                (0.0000)
                      Subtotal: income from investment operations              0.0150                  0.0483

MINUS:                Distributions to shareholders
                      Income dividends                                         0.0150                  0.0483
                      Capital gain distributions                                   --                      --
                      Subtotal: distributions to shareholders                  0.0150                  0.0483

EQUALS:               Share price (NAV) at end of period                       1.0000                  1.0000

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                           0.15(2)                 0.15

GROSS EXPENSES(3)                                                                1.91(2)                 0.33

EXPENSES(4)                                                                      0.15(2)                 0.15

NET INVESTMENT INCOME -- ACTUAL                                                  5.21(2)                 4.99


OTHER DATA
--------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


Total return (%)(5)                                                              1.51(6)                 4.94

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                              1.0                     1.0
--------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements  which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

PRIME PORTFOLIO -- CASH MANAGEMENT CLASS

 --------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED MARCH 31,                                                            2007(1)                  2008
 --------------------------------------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                        1.0000                  1.0000

 PLUS:                 Income from investment operations
                       Net investment income                                     0.0150                  0.0480
                       Net gains/losses -- realized                             (0.0000)                 0.0001
                       Subtotal: income from investment operations               0.0150                  0.0481

 MINUS:                Distributions to shareholders
                       Income dividends                                          0.0150                  0.0480
                       Capital gain distributions                                    --                      --
                       Subtotal: distributions to shareholders                   0.0150                  0.0480

 EQUALS:               Share price (NAV) at end of period                        1.0000                  1.0001

 RATIOS (% OF AVERAGE NET ASSETS)
 --------------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                           0.15(2)                 0.15

 GROSS EXPENSES(3)                                                                0.56(2)                 0.26

 EXPENSES(4)                                                                      0.15(2)                 0.15

 NET INVESTMENT INCOME -- ACTUAL                                                  5.20(2)                 4.59


 OTHER DATA
 --------------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(5)                                                               1.51(6)                 4.90

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                               1.0                    92.5
 --------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements  which were audited by Tait, Weller & Baker
     LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- CASH MANAGEMENT CLASS

 -------------------------------------------------------------------------------------------------------------------------
 YEAR ENDED MARCH 31,                                                            2007(1)                 2008
 -------------------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                        1.0000                  1.0000

 PLUS:                 Income from investment operations
                       Net investment income                                     0.0148                  0.0458
                       Net gains/losses -- realized                                  --                  0.0002
                       Subtotal: income from investment operations               0.0148                  0.0460

 MINUS:                Distributions to shareholders
                       Income dividends                                          0.0148                  0.0458
                       Capital gain distributions                                    --                      --
                       Subtotal: distributions to shareholders                   0.0148                  0.0458

 EQUALS:               Share price (NAV) at end of period                        1.0000                  1.0002

 RATIOS (% OF AVERAGE NET ASSETS)
 -------------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


 NET EXPENSES -- ACTUAL                                                            0.15(2)                 0.15

 GROSS EXPENSES(3)                                                                 0.36(2)                 0.28

 EXPENSES(4)                                                                       0.15(2)                 0.15

 NET INVESTMENT INCOME -- ACTUAL                                                   5.13(2)                 4.52


 OTHER DATA
 -------------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(5)                                                               1.49(6)                 4.67

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                               1.0                     1.0
 -------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- CASH MANAGEMENT CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                                      2008(1)
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

SHARE PRICE (NAV) AT BEGINNING OF PERIOD                                                                  1.0000

PLUS:          Income from investment operations
               Net investment income                                                                      0.0315
               Net gains/losses -- realized                                                               0.0000
               Subtotal: income from investment operations                                                0.0315

MINUS:         Distributions to shareholders
               Income dividends                                                                           0.0315
               Capital gain distributions                                                                     --
               Subtotal: distributions to shareholders                                                    0.0315

EQUALS:        Share price (NAV) at end of period                                                         1.0000

RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                                                    0.15(2)

GROSS EXPENSES(3)                                                                                         0.33(2)

EXPENSES(4)                                                                                               0.15(2)

NET INVESTMENT INCOME -- ACTUAL                                                                           4.31(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                                       3.20(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                                       1.0
-------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 07/09/2007 (beginning of operations) to 3/31/2008.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

TREASURY PORTFOLIO -- CASH MANAGEMENT CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                            2007(1)                2008
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                        1.0000                  1.0000

PLUS:                 Income from investment operations
                      Net investment income                                     0.0144                  0.0407
                      Net gains/losses -- realized                              0.0000                  0.0002
                      Subtotal: income from investment operations               0.0144                  0.0409

MINUS:                Distributions to shareholders
                      Income dividends                                          0.0144                  0.0407
                      Capital gain distributions                                    --                      --
                      Subtotal: distributions to shareholders                   0.0144                  0.0407

EQUALS:               Share price (NAV) at end of period                        1.0000                  1.0002

RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                          0.15(2)                 0.15

GROSS EXPENSES(3)                                                               0.43(2)                 0.30

EXPENSES(4)                                                                     0.15(2)                 0.15

NET INVESTMENT INCOME -- ACTUAL                                                 5.00(2)                 4.07


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                             1.45(6)                 4.15

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                             1.0                     1.0
-------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller &
     Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- CASH MANAGEMENT CLASS

YEAR ENDED MARCH 31,                                                                       2008(1)
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                   1.0000

PLUS:                      Income from investment operations
                           Net investment income                                           0.0170
                           Net gains/losses -- realized                                    0.0023
                           Subtotal: income from investment operations                     0.0193

MINUS:                     Distributions to shareholders
                           Income dividends                                                0.0170
                           Capital gain distributions                                          --
                           Subtotal: distributions to shareholders                         0.0170

EQUALS:                    Share price (NAV) at end of period                              1.0023

RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                       0.20(2)

GROSS EXPENSES(3)                                                                            0.42(2)

EXPENSES(4)                                                                                  0.20(2)

NET INVESTMENT INCOME -- ACTUAL                                                              3.19(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                          1.71(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                          1.0
-------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller &
     Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- CASH MANAGEMENT CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                      2008(1)
-------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                   1.0000

PLUS:                      Income from investment operations
                           Net investment income                                           0.0175
                           Net gains/losses -- realized                                    0.0010
                           Subtotal: income from investment operations                     0.0185

MINUS:                     Distributions to shareholders
                           Income dividends                                                0.0175
                           Capital gain distributions                                          --
                           Subtotal: distributions to shareholders                         0.0175

EQUALS:                    Share price (NAV) at end of period                              1.0010

RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                       0.20(2)

GROSS EXPENSES(3)                                                                            0.83(2)

EXPENSES(4)                                                                                  0.20(2)

NET INVESTMENT INCOME -- ACTUAL                                                              2.75(2)


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                          1.76(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                          1.1
-------------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (the "Manager") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.


For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.


For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.


PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

--------------------------------------------------------------------------------

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Cash Management Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref:  (Portfolio Name, Portfolio Number, Account Name and Account
                Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.


REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt

--------------------------------------------------------------------------------

and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Cash Management Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

--------------------------------------------------------------------------------

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Cash Management Class shares for Cash Management Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Cash Management Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.05% of each Portfolio's average daily net assets of Cash Management Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak

--------------------------------------------------------------------------------

with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

--------------------------------------------------------------------------------

SHARE PRICES

Because Cash Management Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.


SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.


DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

--------------------------------------------------------------------------------

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding
December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.


TAXES AND YOU

FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.


PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Cash Management Class of the Portfolios.

--------------------------------------------------------------------------------

            LEHMAN BROTHERS ASSET MANAGEMENT


            LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
            o  No load, no sales charges

            If you would like further details on these Portfolios, you can request a free copy of the following documents:

            SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
            o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
            o  Portfolio performance data and financial statements
            o  portfolio holdings.

            STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
            o  various types of securities and practices, and their risks
            o  investment limitations and additional policies
            o information about each Portfolio's management and business structure.

            The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

            Investment manager: NEUBERGER BERMAN MANAGEMENT INC.

            Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


            OBTAINING INFORMATION

            You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:

            LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
            605 Third Avenue 2nd Floor
            New York, NY 10158-0180
            Broker/Dealer and Institutional Support Services: 888-556-9030 Web site: www.lehman.com/lbilf

            YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

            YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.


SEC file number 811-21715
G0539 07/08 DSTO 50501

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS





INSTITUTIONAL CLASS
Money Market Portfolio
Prime Portfolio
Government Portfolio
Government Reserves Portfolio
Treasury Portfolio
Treasury Reserves Portfolio
Tax-Exempt Portfolio
Municipal Portfolio


Prospectus July 29, 2008


LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

               CONTENTS


               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios..........................iii

               Money Market Portfolio...........................1

               Prime Portfolio..................................4

               Government Portfolio.............................7

               Government Reserves Portfolio...................10

               Treasury Portfolio..............................13

               Treasury Reserves Portfolio.....................16

               Tax-Exempt Portfolio............................19

               Municipal Portfolio.............................22

               Investor Expenses...............................25

               Financial Highlights............................27

               Management......................................34

               YOUR INVESTMENT

               Eligible Accounts...............................35

               Purchasing Shares...............................35

               Redeeming Shares................................36

               General Shareholder Information.................38

               Share Prices....................................40

               Distributions and Taxes.........................40

               Portfolio Holdings Policy.......................41

               Portfolio Structure.............................42


--------------------------------------------------------------------------------
             (C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------

THESE PORTFOLIOS:

o  require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o  are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax


o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests.


Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO         A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of
                               U.S. and foreign banks.

PRIME PORTFOLIO                A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of
                               U.S. and foreign banks.

GOVERNMENT PORTFOLIO           A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO  A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO             A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO    A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO           A money market fund seeking the highest available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO            A money market fund seeking the maximum current income exempt from federal income tax, consistent with safety and liquidity. The
                               Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                               Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
 MONEY MARKET PORTFOLIO                                     Ticker Symbol: LBBXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
 2001       2002       2003       2004       2005       2006       2007
--------------------------------------------------------------------------------
 4.01       1.64       0.88       1.09       3.06       4.90       5.35
--------------------------------------------------------------------------------

 BEST QUARTER:Q1 '01, 1.41%
 WORST QUARTER:Q3 '03 & Q1 '04, 0.19%
 Year-to-date performance as of 6/30/2008: 1.66%

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                     SINCE INCEPTION
               1 YEAR      5 YEAR      5/8/2000*
--------------------------------------------------------------------------------
 Money Market
 Portfolio      5.35       3.04        3.27
--------------------------------------------------------------------------------


*Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger
 Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Institutional Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single-tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
 PRIME PORTFOLIO                                           Ticker Symbol: LBLXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
        2005                    2006                    2007
-------------------------------------------------------------------------------
        3.20                    5.02                    5.32
--------------------------------------------------------------------------------


 BEST QUARTER:Q4 '06 & Q3 '07, 1.33%
 WORST QUARTER:Q1 '05, 0.58%
 Year-to-date performance as of 6/30/2008: 1.61%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                          SINCE INCEPTION
                        1 YEAR             12/27/2004*
-------------------------------------------------------------------------------
 Prime Portfolio         5.32                 4.51
--------------------------------------------------------------------------------

*Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash
 Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of the Institutional Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
 GOVERNMENT PORTFOLIO                                      Ticker Symbol: LHBXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
                                      2007
-------------------------------------------------------------------------------
                                      5.15
-------------------------------------------------------------------------------



 BEST QUARTER:Q2 '07, 1.30%
 WORST QUARTER:Q4 '07, 1.19%
 Year-to-date performance as of 6/30/2008: 1.48%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                        SINCE INCEPTION
                        1 YEAR             12/18/2006
--------------------------------------------------------------------------------
Government
Portfolio                5.15                 5.17
--------------------------------------------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
 GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
 TREASURY PORTFOLIO                                        Ticker Symbol: LHKXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
--------------------------------------------------------------------------------
                                      2007
--------------------------------------------------------------------------------

                                      4.87
--------------------------------------------------------------------------------

BEST QUARTER:Q1 '07 & Q2 '07, 1.26%
WORST QUARTER:Q4 '07, 1.06%
Year-to-date performance as of 6/30/2008: 1.11%

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                              SINCE INCEPTION
                                1 YEAR           12/18/2006
--------------------------------------------------------------------------------
Treasury Portfolio              4.87                4.89
--------------------------------------------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
 TREASURY RESERVES PORTFOLIO                            Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT Www.lehman.com/lbilf. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
 TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: LHTXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
 MUNICIPAL PORTFOLIO                                       Ticker Symbol: LMAXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES
--------------------------------------------------------------------------------
         MONEY                     GOVERNMENT          TREASURY  TAX-
         MARKET  PRIME  GOVERNMENT  RESERVES  TREASURY RESERVES EXEMPT MUNICIPAL
--------------------------------------------------------------------------------
  FEES:   None    None     None       None      None     None    None    None
--------------------------------------------------------------------------------

Annual operating expenses (% of average net assets)*

These are deducted from Portfolio assets, so you pay them indirectly.

---------------------------------------------------------------------------------------------------------
                                 MONEY                   GOVERNMENT          TREASURY   TAX-
                                 MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES  EXEMPT   MUNICIPAL
---------------------------------------------------------------------------------------------------------
Management fees**                 0.18  0.18     0.18       0.18      0.18     0.18     0.35      0.35
---------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees         None  None     None       None      None     None     None      None
---------------------------------------------------------------------------------------------------------
Other expenses                    0.11  0.03     0.04       0.08      0.04     0.56***  0.07      0.33
---------------------------------------------------------------------------------------------------------
Total annual operating expenses   0.29  0.21     0.22       0.26      0.22     0.74     0.42      0.68
---------------------------------------------------------------------------------------------------------
MINUS:
Expense Reimbursement or
Waiver                            0.09  0.01     0.02       0.06      0.02     0.54     0.22      0.48
---------------------------------------------------------------------------------------------------------
Net expenses****                  0.20  0.20     0.20       0.20      0.20     0.20     0.20(@)   0.20(@)
---------------------------------------------------------------------------------------------------------

   * For all Portfolios other than Treasury Reserves, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

  ** "Management fees" includes investment management and administration fees.

 *** "Other expenses" are based on estimated amounts for the current fiscal year.

**** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Institutional Class of each Portfolio are limited to 0.20% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Institutional Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.20% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

     In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Institutional Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

  @ For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

      ------------------------------------------------------------------
                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
      ------------------------------------------------------------------
      Money Market                 $20      $64     $134      $340
      ------------------------------------------------------------------
      Prime                        $20      $64     $115      $265
      ------------------------------------------------------------------
      Government                   $20      $64     $118      $274
      ------------------------------------------------------------------
      Government Reserves          $20      $64     $127      $312
      ------------------------------------------------------------------
      Treasury                     $20      $64     $118      $274
      ------------------------------------------------------------------
      Treasury Reserves            $20      $64        *         *
      ------------------------------------------------------------------
      Tax-Exempt                   $20      $64     $166      $462
      ------------------------------------------------------------------
      Municipal                    $20      $64     $228      $702
    -----------------------------------------------------------------------

*Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- INSTITUTIONAL CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                           2007(1)                  2008
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                      1.0000                   1.0000

PLUS:                Income from investment operations
                     Net investment income                                    0.0152                   0.0488
                     Net gains/losses -- realized                            (0.0000)                 (0.0002)
                     Subtotal: income from investment operations              0.0152                   0.0486

MINUS:               Distributions to shareholders
                     Income dividends                                         0.0152                   0.0488
                     Capital gain distributions                                   --                       --
                     Subtotal: distributions to shareholders                  0.0152                   0.0488

EQUALS:              Share price (NAV) at end of period                       1.0000                   0.9998


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                          0.10%(2)                 0.10%

GROSS EXPENSES(3)                                                               0.71%(2)                 0.29%

EXPENSES(4)                                                                     0.10%(2)                 0.10%

NET INVESTMENT INCOME -- ACTUAL                                                 5.26%(2)                 4.84%


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                             1.53%(6)                 4.99%

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                           159.0                     22.9
-------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

PRIME PORTFOLIO -- INSTITUTIONAL CLASS

-------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                      2007(1)               2008
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                 1.0000                1.0000

PLUS:             Income from investment operations
                  Net investment income                                  0.0151                0.0485
                  Net gains/losses -- realized                          (0.0000)               0.0001
                  Subtotal: income from investment operations            0.0151                0.0486

MINUS:            Distributions to shareholders
                  Income dividends                                       0.0151                0.0485
                  Capital gain distributions                                 --                    --
                  Subtotal: distributions to shareholders                0.0151                0.0485

EQUALS:           Share price (NAV) at end of period                     1.0000                1.0001


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                     0.10%(2)              0.10%

GROSS EXPENSES(3)                                                          0.26%(2)              0.21%

EXPENSES(4)                                                                0.10%(2)              0.10%

NET INVESTMENT INCOME -- ACTUAL                                            5.25%(2)              4.86%


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                        1.52%(6)              4.95%

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                    2,419.5               3,317.2
--------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- INSTITUTIONAL CLASS

YEAR ENDED MARCH 31,                                                            2007(1)               2008
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                        1.0000               1.0000

PLUS:           Income from investment operations
                Net investment income                                           0.0149               0.0463
                Net gains/losses -- realized                                        --               0.0002
                Subtotal: income from investment operations                     0.0149               0.0465

MINUS:          Distributions to shareholders
                Income dividends                                                0.0149               0.0463
                Capital gain distributions                                          --                   --
                Subtotal: distributions to shareholders                         0.0149               0.0463

EQUALS:         Share price (NAV) at end of period                              1.0000               1.0002


RATIOS (% OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                            0.10%(2)             0.10%

GROSS EXPENSES(3)                                                                 0.27%(2)             0.22%

EXPENSES(4)                                                                       0.10%(2)             0.10%

NET INVESTMENT INCOME -- ACTUAL                                                   5.19%(2)             4.16%


OTHER DATA
-------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                               1.50%(6)             4.73%

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                             494.3              1,781.1
-------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- INSTITUTIONAL CLASS

---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                             2008(1)
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                         1.0000

PLUS:                 Income from investment operations
                      Net investment income                                      0.0319
                      Net gains/losses -- realized                               0.0000
                      Subtotal: income from investment operations                0.0319

MINUS:                Distributions to shareholders
                      Income dividends                                           0.0319
                      Capital gain distributions                                     --
                      Subtotal: distributions to shareholders                    0.0319

EQUALS:               Share price (NAV) at end of period                         1.0000


RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                             0.10%(2)

GROSS EXPENSES(3)                                                                  0.26%(2)

EXPENSES(4)                                                                        0.10%(2)

NET INVESTMENT INCOME -- ACTUAL                                                    4.02%(2)


OTHER DATA
-----------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                                3.23%(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                              888.0
---------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 07/09/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

TREASURY PORTFOLIO -- INSTITUTIONAL CLASS

---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                     2007(1)                2008
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                 1.0000                1.0000

PLUS:             Income from investment operations
                  Net investment income                                  0.0146                0.0412
                  Net gains/losses -- realized                           0.0000                0.0000
                  Subtotal: income from investment operations            0.0146                0.0412

MINUS:            Distributions to shareholders
                  Income dividends                                       0.0146                0.0412
                  Capital gain distributions                                 --                    --
                  Subtotal: distributions to shareholders                0.0146                0.0412

EQUALS:           Share price (NAV) at end of period                     1.0000                1.0000


RATIOS (% OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                     0.10%(2)              0.10%

GROSS EXPENSES(3)                                                          0.34%(2)              0.22%

EXPENSES(4)                                                                0.10%(2)              0.10%

NET INVESTMENT INCOME -- ACTUAL                                            5.08%(2)              3.29%


OTHER DATA
---------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                        1.47%(6)              4.20%

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                      448.3                 3,737
---------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- INSTITUTIONAL CLASS

-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                               2008(1)
-----------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                           1.0000

PLUS:                   Income from investment operations
                        Net investment income                                      0.0172
                        Net gains/losses -- realized                               0.0003
                        Subtotal: income from investment operations                0.0175

MINUS:                  Distributions to shareholders
                        Income dividends                                           0.0172
                        Capital gain distributions                                     --
                        Subtotal: distributions to shareholders                    0.0172

EQUALS:                 Share price (NAV) at end of period                         1.0003

RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


NET EXPENSES -- ACTUAL                                                               0.15%(2)

GROSS EXPENSES(3)                                                                    0.42%(2)

EXPENSES(4)                                                                          0.15%(2)

NET INVESTMENT INCOME -- ACTUAL                                                      2.93%(2)


OTHER DATA
-----------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


TOTAL RETURN (%)(5)                                                                  1.73%(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                390.3
-----------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- INSTITUTIONAL CLASS

---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                               2008(1)
---------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                           1.0000

PLUS:                   Income from investment operations
                        Net investment income                                      0.0178
                        Net gains/losses -- realized                               0.0003
                        Subtotal: income from investment operations                0.0181

MINUS:                  Distributions to shareholders
                        Income dividends                                           0.0178
                        Capital gain distributions                                     --
                        Subtotal: distributions to shareholders                    0.0178

EQUALS:                 Share price (NAV) at end of period                         1.0003


RATIOS (% OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                               0.15%(2)

GROSS EXPENSES(3)                                                                    0.68%(2)

EXPENSES(4)                                                                          0.15%(2)

NET INVESTMENT INCOME -- ACTUAL                                                      3.28%(2)


OTHER DATA
----------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                  1.79%(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                 27.9
----------------------------------------------------------------------------------------------------------------------------

   All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

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--------------------------------------------------------------------------------
 MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

Eric D. Hiatt, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (the "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.


For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.


For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

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 YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

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PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Institutional Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
          Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury

--------------------------------------------------------------------------------

Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Institutional Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

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GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Institutional Class shares for Institutional Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

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MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Institutional Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

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The part of the income dividends from Tax-Exempt Portfolio and Municipal
Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding
December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

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PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Institutional Class of the Portfolios.

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LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
o  No load, no sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o  Portfolio performance data and financial statements
o  portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o  various types of securities and practices, and their risks
o  investment limitations and additional policies
o  information about each Portfolio's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehman.com/lbilf

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.



SEC file number 811-21715
G0538 07/08 DSTO 50500

                  LEHMAN BROTHERS
                  INSTITUTIONAL LIQUIDITY FUNDS


                  PREMIER CLASS
                  Money Market Portfolio
                  Prime Portfolio
                  Government Portfolio
                  Government Reserves Portfolio
                  Treasury Portfolio
                  Treasury Reserves Portfolio
                  Tax-Exempt Portfolio
                  Municipal Portfolio


                  Prospectus July 29, 2008


                  [LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

                  These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

               CONTENTS

               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios..........................iii

               Money Market Portfolio...........................1

               Prime Portfolio..................................4

               Government Portfolio.............................7

               Government Reserves Portfolio...................10

               Treasury Portfolio..............................13

               Treasury Reserves Portfolio.....................16

               Tax-Exempt Portfolio............................19

               Municipal Portfolio.............................22

               Investor Expenses...............................25

               Financial Highlights............................27

               Management......................................34


               YOUR INVESTMENT

               Eligible Accounts...............................35

               Purchasing Shares...............................35

               Redeeming Shares................................36

               General Shareholder Information.................38

               Share Prices....................................40

               Distributions and Taxes.........................41

               Portfolio Holdings Policy.......................42

               Portfolio Structure.............................42


--------------------------------------------------------------------------------
             (C)2008 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------


                    THESE PORTFOLIOS:

                    o  require a minimum initial investment of $10 million

                    o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

                    o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

                    o are also money market sweep funds for certain eligible investors

                    o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

                    o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

                    o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax

                    o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests

                    Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIOS


MONEY MARKET PORTFOLIO          A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

GOVERNMENT PORTFOLIO            A money market fund seeking maximum safety and
                                liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO   A money market fund seeking maximum safety and
                                liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO     A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A money market fund seeking the highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum current
                                income exempt from federal income tax,
                                consistent with safety and liquidity. The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
Money Market Portfolio                                      Ticker Symbol: LBKXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Premier Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2001        2002        2003        2004        2005        2006        2007
--------------------------------------------------------------------------------
4.01        1.64        0.88        1.09        3.06        4.88        4.82
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '01, 1.41%
WORST QUARTER: Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 6/30/2008: 1.41%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                          SINCE INCEPTION
                                  1 YEAR       5 YEAR         5/8/2000*
--------------------------------------------------------------------------------
   Money Market Portfolio          4.82         2.93            3.20
--------------------------------------------------------------------------------


* Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has lower expenses, its performance typically would have been better than that of the Premier Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.



PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
PRIME PORTFOLIO                                             Ticker Symbol: LBZXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Premier Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
               2005              2006             2007
--------------------------------------------------------------------------------
               3.20              5.00             4.80
--------------------------------------------------------------------------------

BEST QUARTER: Q4 '06, 1.31%
WORST QUARTER: Q1 '05, 0.58%
Year-to-date performance as of 6/30/2008: 1.36%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                  SINCE INCEPTION
                               1 YEAR               12/27/2004*
--------------------------------------------------------------------------------

   Prime Portfolio              4.80                    4.33
--------------------------------------------------------------------------------

* Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has lower expenses, its performance typically would have been better than that of the Premier Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO                                        Ticker Symbol: LHJXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Premier Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2007
--------------------------------------------------------------------------------
4.63


BEST QUARTER: Q2 '07, 1.17%
WORST QUARTER: Q4 '07, 1.06%
Year-to-date performance as of 6/30/2008: 1.23%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                    1 YEAR               12/18/2006
--------------------------------------------------------------------------------
   Government Portfolio              4.63                    4.65
--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                            Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of The Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                          Ticker Symbol: LHSXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.


OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Premier Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

--------------------------------------------------------------------------------
2007
--------------------------------------------------------------------------------
4.35
--------------------------------------------------------------------------------

BEST QUARTER: Q1 '07 & Q2 '07, 1.14%
WORST QUARTER: Q4 '07, 0.93%
Year-to-date performance as of 6/30/2008: 0.86%

--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                      SINCE INCEPTION
                                 1 YEAR                  12/18/2006
--------------------------------------------------------------------------------

   Treasury Portfolio             4.35                     4.36
--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                              Ticker Symbol: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                        Ticker Symbol: LHZXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.


PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                         Ticker Symbol: LMGXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.


MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.


OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.


PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES
--------------------------------------------------------------------------------
         MONEY                    GOVERNMENT          TREASURY   TAX-
         MARKET  PRIME GOVERNMENT  RESERVES  TREASURY RESERVES  EXEMPT MUNICIPAL
--------------------------------------------------------------------------------
Fees:    None   None     None       None      None      None     None    None
--------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.

-----------------------------------------------------------------------------------------------------------
                                 MONEY                   GOVERNMENT          TREASURY    TAX-
                                 MARKET PRIME GOVERNMENT  RESERVES  TREASURY RESERVES   EXEMPT   MUNICIPAL
-----------------------------------------------------------------------------------------------------------
Management fees**                 0.18  0.18     0.18       0.18      0.18     0.18      0.35      0.35
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees         0.25  0.25     0.25       0.25      0.25     0.25      0.25      0.25
-----------------------------------------------------------------------------------------------------------
Other expenses***                 0.33  0.28     0.30       0.35      0.26     0.81****  0.35      0.98
-----------------------------------------------------------------------------------------------------------
Total annual operating expenses   0.76  0.71     0.73       0.78      0.69     1.24      0.95      1.58
-----------------------------------------------------------------------------------------------------------
MINUS:
Expense Reimbursement or
Waiver                            0.06  0.01     0.03       0.08      0.00     0.54      0.25      0.88
-----------------------------------------------------------------------------------------------------------
Net expenses*****                 0.70  0.70     0.70       0.70      0.69     0.70      0.70@     0.70@
-----------------------------------------------------------------------------------------------------------

    *For all Portfolios other than Treasury Reserves, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   **"Management fees" includes investment management and administration fees.

  ***"Other expenses" includes a 0.25% shareholder servicing fee.

 ****"Other expenses" are based on estimated amounts for the current fiscal year.

*****Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Premier Class of each Portfolio are limited to 0.70% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Premier Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.70% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

     In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Premier Class of each
     Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

    @For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011.
     The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed
     0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.


--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

              ----------------------------------------------------
                                   1 YEAR 3 YEARS 5 YEARS 10 YEARS
              ----------------------------------------------------
              Money Market          $72    $224    $404    $  924
              ----------------------------------- ------- --------
              Prime                 $72    $224    $392    $  880
              ----------------------------------- ------- --------
              Government            $72    $224    $397    $  898
              ----------------------------------- ------- --------
              Government Reserves   $72    $224    $408    $  942
              ----------------------------------- ------- --------
              Treasury              $70    $221    $384    $  859
              ----------------------------------- ------- --------
              Treasury Reserves     $72    $224     *        *
              ----------------------------------- ------- --------
              Tax-Exempt            $72    $224    $448    $1,094
              ----------------------------------- ------- --------
              Municipal             $72    $224    $595    $1,639
              ----------------------------------------------------


*Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- PREMIER CLASS

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                       2007(1)               2008
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                   1.0000                1.0000

PLUS:               Income from investment operations
                    Net investment income                                  0.0138                0.0438
                    Net gains/losses -- realized                          (0.0000)              (0.0000)
                    Subtotal: income from investment operations            0.0138                0.0438

MINUS:              Distributions to shareholders
                    Income dividends                                       0.0138                0.0438
                    Capital gain distributions                                 --                    --
                    Subtotal: distributions to shareholders                0.0138                0.0438

EQUALS:             Share price (NAV) at end of period                     1.0000                1.0000


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                       0.60(2)               0.60

GROSS EXPENSES(3)                                                            2.36(2)               0.76

EXPENSES(4)                                                                  0.60(2)               0.60

NET INVESTMENT INCOME -- ACTUAL                                              4.77(2)               4.38


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                          1.38(6)               4.47

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                          1.0                   1.0
------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

PRIME PORTFOLIO -- PREMIER CLASS

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                       2007(1)                2008
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


Share price (NAV) at beginning of period                                   1.0000                1.0000

PLUS:               Income from investment operations
                    Net investment income                                  0.0137                0.0435
                    Net gains/losses -- realized                          (0.0000)              (0.0000)
                    Subtotal: income from investment operations            0.0137                0.0435

MINUS:              Distributions to shareholders
                    Income dividends                                       0.0137                0.0435
                    Capital gain distributions                                 --                    --
                    Subtotal: distributions to shareholders                0.0137                0.0435

EQUALS:             Share price (NAV) at end of period                     1.0000                1.0000

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                       0.60(2)               0.60

GROSS EXPENSES(3)                                                            0.89(2)               0.71

EXPENSES(4)                                                                  0.60(2)               0.60

NET INVESTMENT INCOME -- ACTUAL                                              4.75(2)               4.22


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                          1.38(6)               4.43

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                          8.3                 421.6
------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker
    LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- PREMIER CLASS

 -----------------------------------------------------------------------------------------------------------------------
 YEAR ENDED MARCH 31,                                                       2007(1)               2008
 -----------------------------------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.


 Share price (NAV) at beginning of period                                   1.0000               1.0000

 PLUS:               Income from investment operations
                     Net investment income                                  0.0135               0.0413
                     Net gains/losses -- realized                               --               0.0002
                     Subtotal: income from investment operations            0.0135               0.0415

 MINUS:              Distributions to shareholders
                     Income dividends                                       0.0135               0.0413
                     Capital gain distributions                                 --                   --
                     Subtotal: distributions to shareholders                0.0135               0.0413

 EQUALS:             Share price (NAV) at end of period                     1.0000               1.0002

 RATIOS (% OF AVERAGE NET ASSETS)
 -----------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                       0.60(2)              0.60

 GROSS EXPENSES(3)                                                            0.81(2)              0.73

 EXPENSES(4)                                                                  0.60(2)              0.60

 NET INVESTMENT INCOME -- ACTUAL                                              4.68(2)              4.13


 OTHER DATA
 -----------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(5)                                                          1.36(6)              4.21

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                          1.0                  1.0
 -----------------------------------------------------------------------------------------------------------------------

     All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

 (1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

 (2) Annualized.

 (3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

 (4) Shows what this ratio would have been if there had been no expense offset arrangements.

 (5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

 (6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- PREMIER CLASS

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                        2008(1)
------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                     1.0000

PLUS:                       Income from investment operations                                0.0282
                            Net investment income                                            0.0000
                            Net gains/losses -- realized                                     0.0282
                            Subtotal: income from investment operations

MINUS:                      Distributions to shareholders
                            Income dividends                                                 0.0282
                            Capital gain distributions                                           --
                            Subtotal: distributions to shareholders                          0.0282

EQUALS:                     Share price (NAV) at end of period                               1.0000

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                         0.60(2)

GROSS EXPENSES(3)                                                                              0.78(2)

EXPENSES(4)                                                                                    0.60(2)

NET INVESTMENT INCOME -- ACTUAL                                                                3.86(2)


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                            2.86(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                            1.0
------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 7/09/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

TREASURY PORTFOLIO -- PREMIER CLASS

 -----------------------------------------------------------------------------------------------------------------------
 YEAR ENDED MARCH 31,                                                       2007(1)               2008
 -----------------------------------------------------------------------------------------------------------------------

 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                   1.0000               1.0000

 PLUS:               Income from investment operations
                     Net investment income                                  0.0131               0.0363
                     Net gains/losses -- realized                           0.0000               0.0000
                     Subtotal: income from investment operations            0.0131               0.0363

 MINUS:              Distributions to shareholders
                     Income dividends                                       0.0131               0.0363
                     Capital gain distributions                                 --                   --
                     Subtotal: distributions to shareholders                0.0131               0.0363

 EQUALS:             Share price (NAV) at end of period                     1.0000               1.0000

 RATIOS (% OF AVERAGE NET ASSETS)
 -----------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

 NET EXPENSES -- ACTUAL                                                       0.60(2)              0.57

 GROSS EXPENSES(3)                                                            0.88(2)              0.69

 EXPENSES(4)                                                                  0.60(2)              0.57

 NET INVESTMENT INCOME -- ACTUAL                                              4.56(2)              1.40


 OTHER DATA
 -----------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

 TOTAL RETURN (%)(5)                                                          1.32(6)              3.69

 NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                          1.0                318.7
 -----------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker
    LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- PREMIER CLASS

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                        2008(1)
------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                     1.0000

PLUS:                       Income from investment operations                                0.0144
                            Net investment income                                            0.0002
                            Net gains/losses -- realized                                     0.0146
                            Subtotal: income from investment operations

MINUS:                      Distributions to shareholders
                            Income dividends                                                 0.0144
                            Capital gain distributions                                           --
                            Subtotal: distributions to shareholders                          0.0144

EQUALS:                     Share price (NAV) at end of period                               1.0002

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                         0.65(2)

GROSS EXPENSES(3)                                                                              0.95(2)

EXPENSES(4)                                                                                    0.65(2)

NET INVESTMENT INCOME -- ACTUAL                                                                2.12(2)


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                            1.45(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                           39.7
------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker
    LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 9/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- PREMIER CLASS

------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                                        2008(1)
------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                                     1.0000

PLUS:                       Income from investment operations
                            Net investment income                                            0.0150
                            Net gains/losses -- realized                                     0.0002
                            Subtotal: income from investment operations                      0.0152

MINUS:                      Distributions to shareholders
                            Income dividends                                                 0.0150
                            Capital gain distributions                                           --
                            Subtotal: distributions to shareholders                          0.0150

EQUALS:                     Share price (NAV) at end of period                               1.0002


RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                                         0.65(2)

GROSS EXPENSES(3)                                                                              1.58(2)

EXPENSES(4)                                                                                    0.65(2)

NET INVESTMENT INCOME -- ACTUAL                                                                2.67(2)


OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                                            1.51(6)

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                                            1.0
------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 9/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.


--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.

For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.


PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

--------------------------------------------------------------------------------

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Premier Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
               Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.


REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets

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not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Premier Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

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GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

EXCHANGING SHARES. You can exchange a Portfolio's Premier Class shares for Premier Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.


DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Premier Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Premier Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.25% of the average net assets of the Portfolio's Premier Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders. NBMI also may retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Premier Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement,

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each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Premier Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Premier Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

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DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts, and other tax-exempt investors (collectively "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding
December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

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TAXES AND YOU

FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.


PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.


PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Premier Class of the Portfolios.

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               LEHMAN BROTHERS ASSET MANAGEMENT

               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
               o  No front-end sales charges

               If you would like further details on these Portfolios, you can request a free copy of the following documents:

               SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
               o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
               o  Portfolio performance data and financial statements
               o  portfolio holdings.

               STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
               o  various types of securities and practices, and their risks
               o  investment limitations and additional policies
               o information about each Portfolio's management and business structure.

               The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

               Investment manager: NEUBERGER BERMAN MANAGEMENT INC. Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC


               OBTAINING INFORMATION

               YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

               LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
               605 Third Avenue 2nd Floor
               New York, NY 10158-0180
               Broker/Dealer and Institutional Support Services: 888.556.9030 Web site: www.lehman.com/lbilf

               You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

               YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.



SEC file number 811-21715
G0537 07/08 DSTO 50499

               LEHMAN BROTHERS
               INSTITUTIONAL LIQUIDITY FUNDS



               SELECT CLASS
               Money Market Portfolio
               Prime Portfolio
               Government Portfolio
               Government Reserves Portfolio
               Treasury Portfolio
               Treasury Reserves Portfolio
               Tax-Exempt Portfolio
               Municipal Portfolio

               Prospectus July 29, 2008









               LEHMAN BROTHERS ASSET MANAGEMENT

               These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------





               CONTENTS


               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios..........................iii

               Money Market Portfolio...........................1

               Prime Portfolio..................................4

               Government Portfolio.............................7

               Government Reserves Portfolio...................10

               Treasury Portfolio..............................13

               Treasury Reserves Portfolio.....................16

               Tax-Exempt Portfolio............................19

               Municipal Portfolio.............................22

               Investor Expenses...............................25

               Financial Highlights............................27

               Management......................................34

               YOUR INVESTMENT

               Eligible Accounts...............................35

               Purchasing Shares...............................35

               Redeeming Shares................................36

               General Shareholder Information.................38

               Share Prices....................................40

               Distributions and Taxes.........................41

               Portfolio Holdings Policy.......................42

               Portfolio Structure.............................42




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              (c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

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               THESE PORTFOLIOS:

               o   require a minimum initial investment of $10 million

               o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

               o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

               o are also money market sweep funds for certain eligible investors

               o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

               o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

               o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax


               o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests.


               Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

                                      ii

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SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO  A money market fund seeking the highest available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO         A money market fund seeking the highest available
                        current income consistent with safety and liquidity. The
                        Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

GOVERNMENT PORTFOLIO    A money market fund seeking maximum safety and liquidity
                        and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES
PORTFOLIO               A money market fund seeking maximum safety and liquidity
                        and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO      A money market fund seeking the highest available
                        current income consistent with safety and liquidity. The
                        Portfolio invests in direct obligations of the U.S.
                        Treasury and repurchase agreements relating to such securities.


TREASURY RESERVES
PORTFOLIO               A money market fund seeking the highest available
                        current income consistent with safety and liquidity. The
                        Portfolio invests in direct obligations of the U.S.
                        Treasury.

TAX-EXEMPT PORTFOLIO    A money market fund seeking the highest available
                        current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO     A money market fund seeking the maximum current income
                        exempt from federal income tax, consistent with safety and liquidity. The Portfolio normally invests at least
                        80% of its net assets in high-quality, short-term municipal securities from issuers around the country.
                        The Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

                                      iii

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MONEY MARKET PORTFOLIO                                     TICKER SYMBOL: LBGXX
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GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

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MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Select Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
2001    2002    2003    2004    2005    2006    2007
----------------------------------------------------

4.01    1.64    0.88    1.09    3.06    4.89    5.19

----------------------------------------------------

BEST QUARTER:  Q1 '01, 1.41%
WORST QUARTER:  Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 6/30/2008:  1.59%
----------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------

                                                                 SINCE INCEPTION
                                1 YEAR          5 YEAR              5/8/2000*
--------------------------------------------------------------------------------

Money Market Portfolio           5.19            3.01                 3.25

--------------------------------------------------------------------------------


* Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single-tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
PRIME PORTFOLIO                                            TICKER SYMBOL: LBVXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action and changes in interest rates, as well as the availability and cost of capital funds.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Select Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
2005                    2006                    2007
----------------------------------------------------

3.20                    5.02                    5.17

----------------------------------------------------

BEST QUARTER:  Q4 '06, 1.32%
WORST QUARTER:  Q1 '05, 0.58%
Year-to-date performance as of 6/30/2008:  1.54%
----------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------

                                                         SINCE INCEPTION
                                1 YEAR                      12/27/2004*
--------------------------------------------------------------------------------

Prime Portfolio                  5.17                         4.45

--------------------------------------------------------------------------------

* Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO                                      TICKER SYMBOL:  LHFXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Select Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.



YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
                        2007
----------------------------------------------------

                        5.00

----------------------------------------------------

BEST QUARTER:  Q2 '07, 1.26%
WORST QUARTER:  Q4 '07, 1.15%
Year-to-date performance as of 6/30/2008:  1.41%
----------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------

                                                         SINCE INCEPTION
                                1 YEAR                      12/18/2006
--------------------------------------------------------------------------------

Government Portfolio             5.00                         5.01

--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                           TICKER SYMBOL: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                         TICKER SYMBOL: LHNXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Select Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.



YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
                        2007
----------------------------------------------------

                        4.71

----------------------------------------------------

BEST QUARTER:  Q1 '07 & Q2 '07, 1.23%
WORST QUARTER:  Q4 '07, 1.02%
Year-to-date performance as of 6/30/2008:  1.03%
----------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------

                                                         SINCE INCEPTION
                                1 YEAR                      12/18/2006
--------------------------------------------------------------------------------

Government Portfolio             4.71                         4.73

--------------------------------------------------------------------------------

* Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                             TICKER SYMBOL: [      ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                       TICKER SYMBOL: LHWXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                        TICKER SYMBOL: LMDXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES

--------------------------------------------------------------------------------
       Money                     Government           Treasury  Tax-
       Market  Prime  Government  Reserves  Treasury  Reserves Exempt  Municipal
--------------------------------------------------------------------------------

Fees:  None     None     None       None      None      None     None    None
--------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.


------------------------------------------------------------------------------------------------------------------------------------
                             Money                              Government                Treasury      Tax-
                             Market     Prime      Government    Reserves     Treasury     Reserves     Exempt     Municipal
------------------------------------------------------------------------------------------------------------------------------------
Management fees**             0.18      0.18       0.18         0.18          0.18         0.18         0.35      0.35
------------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) fees     None      None       None         None          None         None         None        None
------------------------------------------------------------------------------------------------------------------------------------
Other expenses***             0.23      0.18       0.19         0.25          0.22         0.71****     0.29        0.89
------------------------------------------------------------------------------------------------------------------------------------
Total annual operating
expenses                      0.41      0.36       0.37         0.43          0.40         0.89         0.64        1.24
------------------------------------------------------------------------------------------------------------------------------------
Minus:
Expense Reimbursement or
Waiver                        0.06      0.01       0.02        0.08          0.05         0.54         0.29        0.89
------------------------------------------------------------------------------------------------------------------------------------
Net expenses*****             0.35      0.35       0.35         0.35         0.35         0.35         0.35(@)     0.35(@)
------------------------------------------------------------------------------------------------------------------------------------

    * For all Portfolios other than Treasury Reserves Portfolio, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   ** "Management fees" includes investment management and administration fees.

  *** "Other expenses" includes a 0.15% shareholder servicing fee.

 **** "Other expenses" are based on estimated amounts for the current fiscal year.

***** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Select Class of each Portfolio are limited to 0.35% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Select Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.35% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

      In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Select Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

   @ For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

        -----------------------------------------------------------------
                                1 Year    3 Years    5 Years   10 Years
        -----------------------------------------------------------------

           Money Market          $36       $113      $211    $  499
        -----------------------------------------------------------------
           Prime                 $36       $113      $199    $  452
        -----------------------------------------------------------------
           Government            $36       $113      $201    $  462
        -----------------------------------------------------------------
           Government Reserves   $36       $113      $216    $  518
        -----------------------------------------------------------------
           Treasury              $36       $113      $208    $  490
        -----------------------------------------------------------------
           Treasury Reserves     $36       $113       *         *
        -----------------------------------------------------------------
           Tax-Exempt            $36       $113      $266    $  711
        -----------------------------------------------------------------
           Municipal             $36       $113      $408    $1,248
        -----------------------------------------------------------------

* Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

Financial Highlights

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- SELECT CLASS


--------------------------------------------------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                   2007(1)                2008
--------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                               1.0000                  1.0000

PLUS:         Income from investment operations
              Income from investment operations
              Net investment income                                    0.0148                  0.0473
              Net gains/losses -- realized                            (0.0000)                (0.0000)
              Subtotal: income from investment operations              0.0148                  0.0473

MINUS:        Distributions to shareholders
              Income dividends                                         0.0148                  0.0473
              Capital gain distributions                                   --                      --
              Subtotal: distributions to shareholders                  0.0148                  0.0473

EQUALS:       Share price (NAV) at end of period                       1.0000                  1.0000

RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


Net expenses -- actual                                                 0.25(2)                   0.25

Gross Expenses(3)                                                      2.01(2)                   0.41

Expenses(4)                                                            0.25(2)                   0.25

Net investment income -- actual                                        5.12(2)                   4.73

OTHER DATA
--------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

Total return (%)(5)                                                    1.48(6)                   4.84

Net assets at end of period (in millions of dollars)                   1.0                       1.0
--------------------------------------------------------------------------------------------------------------------------

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

PRIME PORTFOLIO -- SELECT CLASS


YEAR ENDED MARCH 31,                                                       2007(1)              2008
------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                   1.0000                1.0000

PLUS:               Income from investment operations
                    Net investment income                                  0.0147                0.0470
                    Net gains/losses -- realized                          (0.0000)              (0.0000)
                    Subtotal: income from investment operations            0.0147                0.0470

MINUS:              Distributions to shareholders
                    Income dividends                                       0.0147                0.0470
                    Capital gain distributions                                 --                    --
                    Subtotal: distributions to shareholders                0.0147                0.0470

EQUALS:             Share price (NAV) at end of period                     1.0000                1.0000

RATIOS (% OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


Net expenses -- actual                                                       0.25(2)             0.25

Gross Expenses(3)                                                            0.66(2)             0.36

Expenses(4)                                                                  0.25(2)             0.25

Net investment income -- actual                                              5.10(2)             4.70

OTHER DATA
------------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


Total return (%)(5)                                                          1.48(6)             4.80

Net assets at end of period (in millions of dollars)                         1.0                 1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO -- SELECT CLASS


 YEAR ENDED MARCH 31,                                                       2007(1)              2008
 -----------------------------------------------------------------------------------------------------------------------
 PER-SHARE DATA ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                   1.0000               1.0000

 PLUS:               Income from investment operations
                     Net investment income                                  0.0145               0.0448
                     Net gains/losses -- realized                               --               0.0002
                     Subtotal: income from investment operations            0.0145               0.0450

 MINUS:              Distributions to shareholders
                     Income dividends                                       0.0145               0.0448
                     Capital gain distributions                                 --                   --
                     Subtotal: distributions to shareholders                0.0145               0.0448

 EQUALS:             Share price (NAV) at end of period                     1.0000               1.0002

 RATIOS (% OF AVERAGE NET ASSETS)
 -----------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


 Net expenses -- actual                                                     0.25(2)              0.25

 Gross Expenses(3)                                                          0.46(2)              0.37

 Expenses (4)                                                               0.25(2)              0.25

 Net investment income -- actual                                            5.03(2)              4.27

 OTHER DATA
 -----------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


 Total return (%)(5)                                                        1.46(6)             4.57

 Net assets at end of period (in millions of dollars)                       1.0                 6.1

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- SELECT CLASS


 YEAR ENDED MARCH 31,                                                               2008(1)
 -----------------------------------------------------------------------------------------------------------------------
 Per-share data ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

 Share price (NAV) at beginning of period                                           1.0000

 PLUS:                   Income from investment operations
                         Net investment income                                      0.0308
                         Net gains/losses -- realized                               0.0000
                         Subtotal: income from investment operations                0.0308

 MINUS:                  Distributions to shareholders
                         Income dividends                                           0.0308
                         Capital gain distributions                                     --
                         Subtotal: distributions to shareholders                    0.0308

 EQUALS:                 Share price (NAV) at end of period                         1.0000

 RATIOS (% OF AVERAGE NET ASSETS)
 -----------------------------------------------------------------------------------------------------------------------

 The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


 Net expenses -- actual                                                               0.25(2)

 Gross Expenses(3)                                                                    0.43(2)

 Expenses(4)                                                                          0.25(2)

 Net investment income -- actual                                                      4.21(2)

 OTHER DATA
 -----------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


 Total return (%)(5)                                                                 3.12(6)

 Net assets at end of period (in millions of dollars)                                1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 07/09/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

Treasury Portfolio -- Select Class


 YEAR ENDED MARCH 31,                                                       2007(1)             2008
 -----------------------------------------------------------------------------------------------------------------------
 Per-share data ($)

 Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                   1.0000               1.0000

Plus:               Income from investment operations
                    Net investment income                                  0.0141               0.0397
                    Net gains/losses -- realized                           0.0000               0.0002
                    Subtotal: income from investment operations            0.0141               0.0399

Minus:              Distributions to shareholders
                    Income dividends                                       0.0141               0.0397
                    Capital gain distributions                                 --                   --
                    Subtotal: distributions to shareholders                0.0141               0.0397

Equals:             Share price (NAV) at end of period                     1.0000               1.0002

RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


Net expenses -- actual                                                     0.25(2)              0.25

Gross Expenses(3)                                                          0.53(2)              0.40

Expenses(4)                                                                0.25(2)              0.25

Net investment income -- actual                                            4.90(2)              3.97

OTHER DATA
-----------------------------------------------------------------------------------------------------------------------

 Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


 Total return (%)(5)                                                       1.42(6)             4.05

 Net assets at end of period (in millions of dollars)                      1.0                 1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- SELECT CLASS


YEAR ENDED MARCH 31,                                                               2008(1)
-----------------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                           1.0000

PLUS:                   Income from investment operations
                        Net investment income                                      0.0164
                        Net gains/losses -- realized                               0.0003
                        Subtotal: income from investment operations                0.0167

MINUS:                  Distributions to shareholders
                        Income dividends                                           0.0164
                        Capital gain distributions                                     --
                        Subtotal: distributions to shareholders                    0.0164

EQUALS:                 Share price (NAV) at end of period                         1.0003

RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


Net expenses -- actual                                                               0.30(2)

Gross Expenses(3)                                                                    0.64(2)

Expenses(4)                                                                          0.30(2)

Net investment income -- actual                                                      2.93(2)

OTHER DATA
-----------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


Total return (%)(5)                                                                  1.65(6)

Net assets at end of period (in millions of dollars)                                 1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- SELECT CLASS


YEAR ENDED MARCH 31,                                                               2008(1)
-----------------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                           1.0000

Plus:                   Income from investment operations
                        Net investment income                                      0.0169
                        Net gains/losses -- realized                               0.0002
                        Subtotal: income from investment operations                0.0171

Minus:                  Distributions to shareholders
                        Income dividends                                           0.0169
                        Capital gain distributions                                     --
                        Subtotal: distributions to shareholders                    0.0169

Equals:                 Share price (NAV) at end of period                         1.0002

RATIOS (% OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------

The ratios show the Portfolio's expenses and net investment income -- as they actually are as well as how they would have been if certain expense reimbursement/waiver and/or expense offset arrangements had not been in effect.


Net expenses -- actual                                                              0.30(2)

Gross Expenses(3)                                                                   1.24(2)

Expenses(4)                                                                         0.30(2)

Net investment income -- actual                                                     3.03(2)

OTHER DATA
-----------------------------------------------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.


Total return (%)(5)                                                                 1.70(6)

Net assets at end of period (in millions of dollars)                                1.0

    All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1) Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2) Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6) Not annualized.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO AND TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO AND TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.

For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.


Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.


Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE


You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Select Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call

--------------------------------------------------------------------------------

Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
          Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve

--------------------------------------------------------------------------------

wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE


You may sell Select Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.


REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

--------------------------------------------------------------------------------

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.


EXCHANGING SHARES. You can exchange a Portfolio's Select Class shares for Select Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.


To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Select Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.15% of each Portfolio's average daily net assets of Select Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have

--------------------------------------------------------------------------------

purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

--------------------------------------------------------------------------------

SHARE PRICES

Because Select Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES


DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding
December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

--------------------------------------------------------------------------------

TAXES AND YOU


FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Select Class of the Portfolios.

--------------------------------------------------------------------------------

               LEHMAN BROTHERS ASSET MANAGEMENT

               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               o  No load, no sales charges

               If you would like further details on these Portfolios, you can request a free copy of the following documents:

               SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:

               o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance

               o  Portfolio performance data and financial statements

               o  portfolio holdings.

               STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:

               o  various types of securities and practices, and their risks

               o  investment limitations and additional policies

               o information about each Portfolio's management and business structure.

               The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

               Investment manager: NEUBERGER BERMAN MANAGEMENT INC. Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

               OBTAINING INFORMATION

               YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

               LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
               605 Third Avenue 2nd Floor
               New York, NY 10158-0180
               Broker/Dealer and Institutional Support Services: 888-556-9030 Web site: www.lehman.com/lbilf

               YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

               YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.





               SEC file number 811-21715
               G0536 07/08 DSTO 50154

               LEHMAN BROTHERS
               INSTITUTIONAL LIQUIDITY FUNDS




               SERVICE CLASS
               MONEY MARKET PORTFOLIO
               PRIME PORTFOLIO
               GOVERNMENT PORTFOLIO
               GOVERNMENT RESERVES PORTFOLIO
               TREASURY PORTFOLIO
               TREASURY RESERVES PORTFOLIO
               TAX-EXEMPT PORTFOLIO
               MUNICIPAL PORTFOLIO

               PROSPECTUS JULY 29, 2008

               LEHMAN BROTHERS ASSET MANAGEMENT

               These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

               CONTENTS


               LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

               Summary of Portfolios..........................iii

               Money Market Portfolio...........................1

               Prime Portfolio..................................4

               Government Portfolio.............................7

               Government Reserves Portfolio...................10

               Treasury Portfolio..............................13

               Treasury Reserves Portfolio.....................16

               Tax-Exempt Portfolio............................19

               Municipal Portfolio.............................22

               Investor Expenses...............................25

               Financial Highlights............................27

               Management......................................34

               YOUR INVESTMENT

               Eligible Accounts...............................35

               Purchasing Shares...............................35

               Redeeming Shares................................36

               General Shareholder Information.................37

               Share Prices....................................40

               Distributions and Taxes.........................41

               Portfolio Holdings Policy.......................42

               Portfolio Structure.............................42

--------------------------------------------------------------------------------
              (c)2008 Lehman Brothers Asset Management LLC. All rights reserved.

--------------------------------------------------------------------------------

               THESE PORTFOLIOS:

               o   require a minimum initial investment of $10 million

               o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern Time. Tax-Exempt and Municipal Portfolios price their shares at 3:00 p.m., Eastern time

               o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

               o are also money market sweep funds for certain eligible investors

               o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

               o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

               o Tax-Exempt Portfolio and Municipal Portfolio are designed for investors seeking income exempt from federal income tax


               o use a master-feeder structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page 42 for information on how it works. In this prospectus we have used the word "Portfolio" to include the Portfolio and the master series in which it invests.


               Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO         A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                               Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                               Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

GOVERNMENT PORTFOLIO           A money market fund seeking maximum safety and
                               liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.


GOVERNMENT RESERVES PORTFOLIO  A money market fund seeking maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO             A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury and repurchase agreements relating to such securities.


TREASURY RESERVES PORTFOLIO    A money market fund seeking the highest available
                               current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO           A money market fund seeking the highest available
                               current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO            A money market fund seeking the maximum current
                               income exempt from federal income tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

--------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO                                    TICKER SYMBOL: LBJXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Service Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.


YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
2001    2002    2003    2004    2005    2006    2007
----------------------------------------------------


4.01    1.64    0.88    1.09    3.06    4.89    4.93

----------------------------------------------------

BEST QUARTER:  Q1 '01, 1.41%
WORST QUARTER:  Q3 '03 & Q1 '04, 0.19%
Year-to-date performance as of 06/30/2008:  1.46%
----------------------------------------------------


AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*

--------------------------------------------------------------------------------
                                                              SINCE INCEPTION
                              1 YEAR          5 YEAR             5/8/2000*
------------------------------------------------------------------------------

Money Market Portfolio         4.93            2.95                3.22

--------------------------------------------------------------------------------

*Performance shown above from 5/8/2000 to 12/18/2006 is that of Neuberger
 Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master series as the Portfolio. Because the Neuberger Berman Institutional Cash Fund has lower expenses, its performance typically would have been better than that of the Service Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized as a feeder fund in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a single tier, multiple class structure. As of 12/30/2004, Neuberger Berman Institutional Cash Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. As of 12/15/2006, responsibility for the day-to-day portfolio management of Neuberger Berman Institutional Cash Fund was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
PRIME PORTFOLIO                                           TICKER SYMBOL: LBYXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.


Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, and changes in interest rates, as well as the availability and cost of capital funds.


Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

The chart and table below provide an indication of the risks of investing in Service Class shares of the Portfolio. The bar chart shows how the Portfolio's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*
----------------------------------------------------
2005                    2006                    2007
----------------------------------------------------


3.20                    5.01                    4.91

----------------------------------------------------

BEST QUARTER:  Q4 '06, 1.31%
WORST QUARTER:  Q1 '05, 0.58%
Year-to-date performance as of 06/30/2008:  1.41%
----------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                         SINCE INCEPTION
                                 1 YEAR                    12/27/2004*
--------------------------------------------------------------------------------

Prime Portfolio                   4.91                       4.36

--------------------------------------------------------------------------------


*Performance shown above from 12/27/2004 to 12/18/2006 is that of Cash
 Management Prime Portfolio, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master series as the Portfolio. Because Cash Management Prime Portfolio has lower expenses, its performance typically would have been better than that of the Service Class of the Portfolio. As of 12/15/2006, responsibility for the day-to-day portfolio management of Cash Management Prime Portfolio was transferred from Lehman Brothers Asset Management Inc. to Lehman Brothers Asset Management LLC. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.



PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO                                       TICKER SYMBOL: LHHXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Service Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.

YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

----------------------------------------------------
                        2007
----------------------------------------------------


                        4.73

----------------------------------------------------

BEST QUARTER:  Q2 '07, 1.20%
WORST QUARTER:  Q4 '07, 1.09%
Year-to-date performance as of 06/30/2008:  1.28%
----------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                         SINCE INCEPTION
                                 1 YEAR                    12/18/2006*
--------------------------------------------------------------------------------

Government Portfolio              4.73                         4.75

--------------------------------------------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
GOVERNMENT RESERVES PORTFOLIO                               TICKER SYMBOL: [  ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.


To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not income derived from repurchase agreements on those securities).

The managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.


The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.


Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by the Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY PORTFOLIO                                         TICKER SYMBOL: LHRXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS


ALTHOUGH THE PORTFOLIO HAS MAINTAINED A STABLE SHARE PRICE SINCE ITS INCEPTION, AND INTENDS TO CONTINUE TO DO SO, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE


The chart and table below provide an indication of the risks of investing in Service Class shares of the Portfolio. The bar chart shows the Portfolio's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable Portfolio distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it is not a prediction of future results.



YEAR-BY-YEAR % RETURNS
AS OF 12/31 EACH YEAR*

----------------------------------------------------
                        2007
----------------------------------------------------


                        4.45

----------------------------------------------------

BEST QUARTER:  Q1 '07 & Q1 '07, 1.16%
WORST QUARTER:  Q4 '07, 0.96%
Year-to-date performance as of 06/30/2008:  0.91%
----------------------------------------------------

AVERAGE ANNUAL TOTAL % RETURNS
AS OF 12/31/07*
--------------------------------------------------------------------------------
                                                         SINCE INCEPTION
                                 1 YEAR                    12/18/2006
--------------------------------------------------------------------------------

Treasury Portfolio                4.45                         4.47

--------------------------------------------------------------------------------

*Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

THE INFORMATION ON THIS PAGE PROVIDES DIFFERENT MEASURES OF THE PORTFOLIO'S TOTAL RETURN. TOTAL RETURN INCLUDES THE EFFECT OF DISTRIBUTIONS AS WELL AS CHANGES IN SHARE PRICE, IF ANY SHOULD OCCUR. THE FIGURES ASSUME THAT ALL DISTRIBUTIONS WERE REINVESTED IN THE PORTFOLIO, AND INCLUDE ALL PORTFOLIO EXPENSES.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TREASURY RESERVES PORTFOLIO                                 TICKER SYMBOL: [  ]
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

STATE TAX EXEMPTIONS


BECAUSE THE INTEREST ON DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH HIGH INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, the Portfolio had not yet commenced operations. Accordingly, performance charts are not included.

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
TAX-EXEMPT PORTFOLIO                                       TICKER SYMBOL: LHYXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO                                        TICKER SYMBOL: LMFXX
--------------------------------------------------------------------------------

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY IN THAT IT SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO SHORT-TERM RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

--------------------------------------------------------------------------------

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS


ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, ITS SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

--------------------------------------------------------------------------------

PERFORMANCE

When this prospectus was prepared, no Class of the Portfolio had completed a full calendar year of operations. Accordingly, performance charts are not included.

PERFORMANCE MEASURES

TO OBTAIN THE PORTFOLIO'S CURRENT YIELD, CALL 888-556-9030 OR VISIT WWW.LEHMAN.COM/LBILF. THE CURRENT YIELD IS THE PORTFOLIO'S NET INCOME OVER A RECENT SEVEN-DAY PERIOD EXPRESSED AS AN ANNUAL RATE OF RETURN. YOU CAN ALSO OBTAIN INFORMATION ON HOW THE PORTFOLIO'S YIELDS COMPARE TO TAXABLE YIELDS AFTER TAXES ARE TAKEN INTO CONSIDERATION.

--------------------------------------------------------------------------------

INVESTOR EXPENSES


The Portfolios do not charge you any fees for buying, selling, or exchanging shares of a Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

FEE TABLE

SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                        MONEY                                      GOVERNMENT                    TREASURY       TAX-
                        MARKET         PRIME        GOVERNMENT     RESERVES       TREASURY       RESERVES       EXEMPT     MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
  FEES:                 None           None         None           None           None           None           None       None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% OF AVERAGE NET ASSETS)*

These are deducted from Portfolio assets, so you pay them indirectly.
------------------------------------------------------------------------------------------------------------------------------------
                         MONEY                                     GOVERNMENT                    TREASURY       TAX-
                         MARKET        PRIME        GOVERNMENT     RESERVES       TREASURY       RESERVES       EXEMPT     MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management
fees**                  0.18           0.18         0.18           0.18           0.18           0.18           0.35       0.35
------------------------------------------------------------------------------------------------------------------------------------
Distribution
(12b-1) fees            0.15           0.15         0.15           0.15           0.15           0.15           0.15       0.15
------------------------------------------------------------------------------------------------------------------------------------
Other
expenses***             0.33           0.29         0.30           0.35           0.32           0.81****       0.39       0.99
------------------------------------------------------------------------------------------------------------------------------------
Total annual
operating
expenses                0.66           0.62         0.63           0.68           0.65           1.14           0.89       1.49
------------------------------------------------------------------------------------------------------------------------------------
MINUS:
Expense
Reimbursement or
Waiver                  0.06           0.02         0.03           0.08           0.05           0.54           0.29       0.89
------------------------------------------------------------------------------------------------------------------------------------
Net expenses*****       0.60           0.60         0.60           0.60           0.60           0.60           0.60(@)    0.60(@)
------------------------------------------------------------------------------------------------------------------------------------

    * For all Portfolios other than Treasury Reserves Portfolio, the figures in the table are based on last year's expenses. The table includes costs paid by the Portfolio and its share of master series costs. For more information on master-feeder funds, see "Portfolio Structure" on page 42.

   ** "Management fees" includes investment management and administration fees.

  *** "Other expenses" includes a 0.25% shareholder servicing fee.

 **** "Other expenses" are based on estimated amounts for the current fiscal year.

***** Neuberger Berman Management Inc. ("NBMI") has contractually agreed to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio through 3/31/2011, so that the total annual operating expenses of the Service Class of each Portfolio are limited to 0.60% of its average net assets. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. Each Portfolio has agreed that its Service Class will repay NBMI for fees and expenses foregone or reimbursed for that Class provided that repayment does not cause the annual operating expenses of that Class of the Portfolio to exceed 0.60% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

      In addition to the contractual limitation noted above, NBMI has voluntarily agreed to waive or reimburse an additional 0.08% per annum of the average daily net assets of the Service Class of each Portfolio except the Tax-Exempt and Municipal Portfolios. NBMI may, at its sole discretion, modify or terminate this voluntary commitment without notice to the Portfolio.

   (@)For each of Tax-Exempt Portfolio and Municipal Portfolio, NBMI has contractually undertaken to forgo and/or reimburse the master series in which those Portfolios invest so that the investment management fee is limited to the rate of 0.08% of the master series' average daily net assets through 3/31/2011. The master series has agreed that it will repay NBMI for fees and expenses foregone or reimbursed provided that repayment does not cause the annual operating expenses of the master series to exceed 0.08% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense.

--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that each Portfolio earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table on the previous page. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


--------------------------------------------------------------------------------
                        1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Money Market             $61             $192            $349           $  805
--------------------------------------------------------------------------------
Prime                    $61             $192            $340           $  768
--------------------------------------------------------------------------------
Government               $61             $192            $342           $  777
--------------------------------------------------------------------------------
Government Reserves      $61             $192            $354           $  823
--------------------------------------------------------------------------------
Treasury                 $61             $192            $347           $  795
--------------------------------------------------------------------------------
Treasury Reserves        $61             $192              *               *
--------------------------------------------------------------------------------
Tax-Exempt               $61             $192            $403           $1,011
--------------------------------------------------------------------------------
Municipal                $61             $192            $543           $1,535
--------------------------------------------------------------------------------


*Information for the 5 and 10-year periods is not provided as the Portfolio had not yet commenced operations when this prospectus was prepared.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Treasury Reserves Portfolio had not yet commenced operations and had no financial highlights to report.

MONEY MARKET PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                    2007(1)          2008
--------------------------------------------------------------------------------
PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                1.0000           1.0000

PLUS:      Income from investment operations
           Net investment income                        0.0140           0.0448
           Net gains/losses -- realized                (0.0000)         (0.0000)
           Subtotal: income from investment operations  0.0140           0.0448

MINUS:     Distributions to shareholders
           Income dividends                             0.0140           0.0448
           Capital gain distributions                       --               --
           Subtotal: distributions to shareholders      0.0140           0.0448

EQUALS:    Share price (NAV) at end of period           1.0000           1.0000


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                  0.50(2)          0.50

GROSS EXPENSES(3)                                       2.26(2)          0.66

EXPENSES(4)                                             0.50(2)          0.50

NET INVESTMENT INCOME -- ACTUAL                         4.87(2)          4.48


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                     1.41(6)          4.58

NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)    1.0              1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------

PRIME PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                    2007(1)          2008
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                1.0000           1.0000

PLUS:      Income from investment operations
           Net investment income                        0.0140           0.0445
           Net gains/losses -- realized                (0.0000)          0.0001
           Subtotal: income from investment operations  0.0140           0.0446

MINUS:     Distributions to shareholders
           Income dividends                             0.0140           0.0445
           Capital gain distributions                       --               --
           Subtotal: distributions to shareholders      0.0140           0.0445

EQUALS:    Share price (NAV) at end of period           1.0000           1.0001


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                  0.50(2)          0.50

GROSS EXPENSES(3)                                       0.91(2)          0.62

EXPENSES(4)                                             0.50(2)          0.50

NET INVESTMENT INCOME -- ACTUAL                         4.85(2)          4.07


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                    1.41(6)          4.54
NET ASSETS AT END OF PERIOD (in millions of dollars)   1.0              5.4
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------
GOVERNMENT PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                    2007(1)          2008
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period               1.0000           1.0000

PLUS:     Income from investment operations
          Net investment income                        0.0138           0.0423
          Net gains/losses -- realized                     --           0.0002
          Subtotal: income from investment operations  0.0138           0.0425

MINUS:    Distributions to shareholders
          Income dividends                             0.0138           0.0423
          Capital gain distributions                       --               --
          Subtotal: distributions to shareholders      0.0138           0.0423

EQUALS:   Share price (NAV) at end of period           1.0000           1.0002


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                 0.50(2)          0.50

GROSS EXPENSES(3)                                      0.71(2)          0.63

EXPENSES(4)                                            0.50(2)          0.50

NET INVESTMENT INCOME -- ACTUAL                        4.78(2)          4.23


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                     1.39(6)          4.31
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)    1.0              1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------

GOVERNMENT RESERVES PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                     2008(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                 1.0000

PLUS:      Income from investment operations
           Net investment income                                         0.0290
           Net gains/losses -- realized                                  0.0000
           Subtotal: income from investment operations                   0.0290

MINUS:     Distributions to shareholders
           Income dividends                                              0.0290
           Capital gain distributions                                        --
           Subtotal: distributions to shareholders                       0.0290

EQUALS:    Share price (NAV) at end of period                            1.0000


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                   0.50(2)

GROSS EXPENSES(3)                                                        0.68(2)

EXPENSES(4)                                                              0.50(2)

NET INVESTMENT INCOME -- ACTUAL                                          3.96(2)


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                      2.93(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                     1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 07/09/2007 (beginning of operations) to 3/31/2008.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------

TREASURY PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                    2007(1)          2008
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                1.0000           1.0000

PLUS:      Income from investment operations
           Net investment income                        0.0134           0.0372
           Net gains/losses -- realized                 0.0000           0.0002
           Subtotal: income from investment operations  0.0134           0.0374

MINUS:     Distributions to shareholders
           Income dividends                             0.0134           0.0372
           Capital gain distributions                       --               --
           Subtotal: distributions to shareholders      0.0134           0.0372

EQUALS:    Share price (NAV) at end of period           1.0000           1.0002


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                  0.50(2)          0.50

GROSS EXPENSES(3)                                       0.78(2)          0.65

EXPENSES(4)                                             0.50(2)          0.50

NET INVESTMENT INCOME -- ACTUAL                         4.65(2)          3.72


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                     1.35(6)          3.79
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)    1.0              1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 12/18/2006 (beginning of operations) to 3/31/2007.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------

TAX-EXEMPT PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                     2008(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                 1.0000

PLUS:      Income from investment operations
           Net investment income                                         0.0150
           Net gains/losses -- realized                                  0.0003
           Subtotal: income from investment operations                   0.0153

MINUS:     Distributions to shareholders
           Income dividends                                              0.0150
           Capital gain distributions                                        --
           Subtotal: distributions to shareholders                       0.0150

EQUALS:    Share price (NAV) at end of period                            1.0003


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                   0.55(2)

GROSS EXPENSES(3)                                                        0.89(2)

EXPENSES(4)                                                              0.55(2)

NET INVESTMENT INCOME -- ACTUAL                                          2.68


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                      1.51(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                     1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Tait, Weller & Baker LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------

MUNICIPAL PORTFOLIO -- SERVICE CLASS

--------------------------------------------------------------------------------
YEAR ENDED MARCH 31,                                                     2008(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Data apply to a single share throughout each period indicated. You can see what the Portfolio earned (or lost), what it distributed to investors, and how its share price changed.

Share price (NAV) at beginning of period                                 1.0000

PLUS:      Income from investment operations
           Net investment income                                         0.0155
           Net gains/losses -- realized                                  0.0002
           Subtotal: income from investment operations                   0.0157

MINUS:     Distributions to shareholders
           Income dividends                                              0.0155
           Capital gain distributions                                        --
           Subtotal: distributions to shareholders                       0.0155

EQUALS:    Share price (NAV) at end of period                            1.0002


RATIOS (% OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------

The ratios show the  Portfolio's  expenses and net investment  income -- as they
actually  are  as  well  as  how  they  would  have  been  if  certain   expense
reimbursement/waiver and/or expense offset arrangements had not been in effect.

NET EXPENSES -- ACTUAL                                                   0.55(2)

GROSS EXPENSES(3)                                                        1.49(2)

EXPENSES(4)                                                              0.55(2)

NET INVESTMENT INCOME -- ACTUAL                                          2.78(2)


OTHER DATA
--------------------------------------------------------------------------------

Total return shows how an investment in the Portfolio would have performed over each period, assuming all distributions were reinvested.

TOTAL RETURN (%)(5)                                                      1.56(6)
NET ASSETS AT END OF PERIOD (IN MILLIONS OF DOLLARS)                     1.0
--------------------------------------------------------------------------------

      All of the above figures were obtained from the 2008 financial statements which were audited by Ernst & Young LLP, the Portfolio's independent registered public accounting firm. Their report, along with full financial statements, appears in the Portfolio's most recent shareholder report (see back cover).

(1)   Period from 09/10/2007 (beginning of operations) to 3/31/2008.

(2)   Annualized.

(3) Shows what this ratio would have been if there had been no expense reimbursement and/or waiver of a portion of the investment management fee.

(4) Shows what this ratio would have been if there had been no expense offset arrangements.

(5) Would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee.

(6)   Not annualized.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Managing Director, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

ERIC D. HIATT, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Hiatt was a portfolio manager with another investment adviser managing short-term and money market portfolios.

The Portfolio Managers of MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER


NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by Lehman Brothers Institutional Liquidity Fund's board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management. As investment manager, the Manager is responsible for overseeing the activities of the sub-adviser. The Manager and the sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

For the period ended 03/31/2008, the management/administration fees paid to the Managers by the Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio, Tax-Exempt Portfolio and Municipal Portfolio were 0.18%, 0.18%, 0.18%, 0.18%, 0.18%, 0.18% and 0.18%, respectively, of average net assets after any reimbursements or waivers.

For Treasury Reserves Portfolio, the Manager is paid fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.


A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the Portfolio's Board of Trustees is available in each Portfolio's semi-annual report to shareholders, dated September 30, 2007.

--------------------------------------------------------------------------------
YOUR INVESTMENT
--------------------------------------------------------------------------------

ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, a financial intermediary may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.


Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, the Manager or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

          Lehman Brothers Shareholder Service Group
          605 Third Avenue 2nd Floor
          New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Service Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to

--------------------------------------------------------------------------------

the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.


Federal Funds should be wired to:

          State Street Bank
          ABA 011-000028
          DDA 9905-710-1

          Attn: Lehman Brothers Deposit Account
          Ref: (Portfolio Name, Portfolio Number, Account Name and Account
          Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt and Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing

--------------------------------------------------------------------------------

of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE


You may sell Service Class shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.


REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.lehman.com/lbilf. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order, change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat such activities.

--------------------------------------------------------------------------------

EXCHANGING SHARES. You can exchange a Portfolio's Service Class shares for Service Class shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.


To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Service Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Service Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.15% of the average net assets of the Portfolio's Service Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders. NBMI also may retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Service Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Service Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such

--------------------------------------------------------------------------------

payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

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SHARE PRICES

Because Service Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios generally are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons. Notice of such event would be posted on www.lehman.com/lbilf.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio and Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

THE PRICE OF SHARES OF A PORTFOLIO IS THE TOTAL VALUE OF THE ASSETS ATTRIBUTABLE TO THAT PORTFOLIO MINUS THE LIABILITIES ATTRIBUTABLE TO THAT PORTFOLIO, DIVIDED BY THE TOTAL NUMBER OF SHARES OUTSTANDING. EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

WHEN VALUING PORTFOLIO SECURITIES, EACH PORTFOLIO USES A CONSTANT AMORTIZATION METHOD IN AN EFFORT TO MAINTAIN A CONSTANT SHARE PRICE OF $1.00. ALTHOUGH THERE CAN BE NO ASSURANCE, EACH PORTFOLIO DOES NOT ANTICIPATE THAT ITS SHARE PRICE WILL FLUCTUATE.

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DISTRIBUTIONS AND TAXES


DISTRIBUTIONS. Each Portfolio pays out to shareholders its net investment income and any net realized capital gains it earns. Each Portfolio ordinarily declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains normally are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments are made to future days' income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to tax-advantaged retirement plans and accounts and other tax-exempt investors (collectively, "exempt investors") are tax-free, though eventual withdrawals from those plans and accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income dividends from Tax-Exempt Portfolio and Municipal Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of a Portfolio's dividends equal to the excess of its interest that is excludable from gross income for federal income tax purposes over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are generally taxable to you, if at all, in the year you receive them. In some cases, however, dividends you receive in January are taxable as if they had been paid the preceding
December 31st. Income dividends (other than exempt-interest dividends) and distributions of net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

Income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolios' income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any dividends attributable to such income.

In general, a portion of the income dividends from each Portfolio (other than the Tax-Free Portfolios) is free from state and local income taxes.

HOW SHARE TRANSACTIONS ARE TAXED. When a tax-exempt investor sells (redeems) Portfolio shares in its account, there are no tax consequences to the investor. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

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TAXES AND YOU


FOR SHAREHOLDERS OTHER THAN TAX-EXEMPT INVESTORS, THE TAXES YOU ACTUALLY OWE ON DISTRIBUTIONS CAN VARY WITH MANY FACTORS, SUCH AS YOUR MARGINAL TAX BRACKET AND WHETHER YOU OWE ALTERNATIVE MINIMUM TAX.

MOST IMPORTANTLY, CONSULT YOUR TAX PROFESSIONAL. EVERYONE'S TAX SITUATION IS DIFFERENT, AND YOUR PROFESSIONAL SHOULD BE ABLE TO HELP YOU ANSWER ANY QUESTIONS YOU MIGHT HAVE.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of their portfolio holdings is available in their Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.lehman.com/lbilf. Daily holdings will be posted on the following business day.

Each Portfolio's complete portfolio holdings will remain available at www.lehman.com/lbilf until the subsequent day's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure.

Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." Each master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and the master series in which it invests.

For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have an identical investment program but different arrangements for distribution and shareholder servicing and, consequently, different expenses. This prospectus relates solely to the Service Class of the Portfolios.

--------------------------------------------------------------------------------

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

o       No front-end sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o       Portfolio performance data and financial statements
o       portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:

o       various types of securities and practices, and their risks
o       investment limitations and additional policies
o       information about each Portfolio's management and business structure.

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager: NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser: LEHMAN BROTHERS ASSET MANAGEMENT LLC

OBTAINING INFORMATION

YOU CAN OBTAIN A SHAREHOLDER REPORT, SAI, AND OTHER INFORMATION FROM YOUR FINANCIAL INTERMEDIARY, OR FROM:

LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services: 888-556-9030
Web site: www.lehman.com/lbilf

YOU CAN ALSO REQUEST COPIES OF THIS INFORMATION FROM THE SEC FOR THE COST OF A DUPLICATING FEE BY SENDING AN E-MAIL REQUEST TO PUBLICINFO@SEC.GOV OR BY WRITING TO THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-0102. THEY ARE ALSO AVAILABLE FROM THE EDGAR DATABASE ON THE SEC'S WEBSITE AT WWW.SEC.GOV.

YOU MAY ALSO VIEW AND COPY THE DOCUMENTS AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON. CALL 202-942-8090 FOR INFORMATION ABOUT THE OPERATION OF THE PUBLIC REFERENCE ROOM.



SEC file number 811-21715
G0535 07/08 DSTO 50153

--------------------------------------------------------------------------------

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION



                               DATED July 29, 2008


                             MONEY MARKET PORTFOLIO
                                 PRIME PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GOVERNMENT RESERVES PORTFOLIO
                               TREASURY PORTFOLIO
                           TREASURY RESERVES PORTFOLIO
                              TAX-EXEMPT PORTFOLIO
                               MUNICIPAL PORTFOLIO


Administrative Class, Capital Class, Cash Management Class, Institutional Class,
                 Premier Class, Select Class and Service Class

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 888-556-9030

--------------------------------------------------------------------------------

     MONEY MARKET Portfolio, PRIME Portfolio, GOVERNMENT Portfolio, GOVERNMENT RESERVES Portfolio, TREASURY Portfolio, TREASURY RESERVES Portfolio, TAX-EXEMPT Portfolio and MUNICIPAL Portfolio (each a "Portfolio") are mutual funds that offer shares pursuant to Prospectuses dated July 29, 2008. Each Portfolio invests all of its net investable assets in MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series, TREASURY RESERVES Master Series, TAX-EXEMPT Master Series and MUNICIPAL Master Series (each a "Master Series"), respectively, each a series of Institutional Liquidity Trust.


     This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class. This SAI is not an offer to sell any shares of any class of the Portfolios. A written offer can be made only by a prospectus.


     The Prospectus for your share class provides more information about the Portfolios that you should know before investing. You should read that Prospectus carefully before investing.

     The Portfolios' and Master Series' financial statements, notes thereto and the reports of their independent registered public accounting firms are incorporated by reference from the Portfolios' annual report to shareholders into (and are therefore legally part of) this SAI.


      You can get a free copy of the Prospectus for your share class or annual report from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 888-556-9030.

     No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectuses and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.


      "Neuberger Berman Management Inc." and the Portfolio and Master Series names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. {C}2008 Neuberger Berman Management Inc. All rights reserved.


(C) 2008 Lehman Brothers Asset Management LLC. All rights reserved.

(C) 2008 Lehman Brothers.  All rights reserved.

                               TABLE OF CONTENTS
                               -----------------

INVESTMENT INFORMATION.........................................................1

   Investment Policies and Limitations.........................................1

   Cash Management and Temporary Defensive Positions (All Master Series).......8

   Additional Investment Information...........................................8

CERTAIN RISK CONSIDERATIONS...................................................29

PERFORMANCE INFORMATION.......................................................30

TRUSTEES AND OFFICERS.........................................................30

   Information about the Board of Trustees....................................30

   Information about the Officers of the Trust................................37

   The Board of Trustees......................................................40

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................45

   Investment Manager and Administrator.......................................45

   Management and Administration Fees.........................................47

   Expense Limitations........................................................51

   Sub-Adviser................................................................59

   Investment Companies Managed...............................................60

   Codes of Ethics............................................................61

   Management and Control of NB Management and Lehman Brothers Asset
   Management.................................................................61

SHAREHOLDER SERVICING ARRANGEMENTS............................................61

DISTRIBUTION ARRANGEMENTS.....................................................66

ADDITIONAL PURCHASE INFORMATION...............................................70

   Share Prices and Net Asset Value...........................................70

   Financial Intermediaries...................................................71

VALUATION OF PORTFOLIO SECURITIES.............................................71

ADDITIONAL EXCHANGE INFORMATION...............................................71

ADDITIONAL REDEMPTION INFORMATION.............................................72

   Suspension of Redemptions..................................................72

   Redemptions in Kind........................................................72

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................72

ADDITIONAL TAX INFORMATION....................................................74

   Taxation of the Portfolios.................................................74

   Taxation of the Master Series..............................................75

   Taxation of the Portfolios' Shareholders...................................76

PORTFOLIO TRANSACTIONS........................................................78

   Portfolio Holdings Disclosure Policy.......................................80

   Portfolio Holdings Disclosure Procedures...................................81

   Portfolio Holdings Approved Recipients.....................................82

   Expense Offset Arrangement.................................................83

   Proxy Voting...............................................................83

REPORTS TO SHAREHOLDERS.......................................................84

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................85

   The Portfolios.............................................................85

   Master Series..............................................................85

CUSTODIAN AND TRANSFER AGENT..................................................87

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS................................87

LEGAL COUNSEL.................................................................87

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................88

REGISTRATION STATEMENT........................................................88

FINANCIAL STATEMENTS..........................................................96

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION

      Each Portfolio is a separate operating series of Lehman Brothers Institutional Liquidity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of the Portfolio. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio that invests therein. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

     The following information supplements the discussion in the Prospectuses of the investment objective, policies and limitations of each Portfolio and Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Portfolio and Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Portfolio Trustees") or of the Master Trust ("Master Trustees") without shareholder approval. The fundamental investment policies and limitations of a Portfolio or Master Series may not be changed without the approval of the lesser of:

     (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Master Series represented at a meeting at which more than 50% of the outstanding Portfolio or Master Series shares are represented, or

     (2) a majority of the outstanding shares of the Portfolio or Master Series.

     These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, a Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations
-----------------------------------

     Each Portfolio has the following fundamental investment policy, to enable it to invest in a Master Series:

            Notwithstanding  any  other  investment  policy  of  the
            Portfolio, the Portfolio may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

     A Portfolio's policy on "Investments in Any One Issuer" does not limit a Portfolio's ability to invest up to 100% of its total assets in a Master Series with the same investment objectives, policies and limitations as the Portfolio.

     All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Portfolio.

     A Master Series determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

     Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

     The following investment policies and limitations are fundamental and apply to MONEY MARKET Master Series and PRIME Master Series:


     1.  BORROWING.  Neither Master Series  may borrow money, except that it may
(i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of that Master Series' total assets at the time the loan is made.

     2. COMMODITIES. Neither Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit a Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

     3. DIVERSIFICATION. Neither Master Series may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

     4. INDUSTRY CONCENTRATION. Neither Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Master Series normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

     5. LENDING. Neither Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. Neither Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7.  SENIOR  SECURITIES.  Neither    Master   Series   may    issue   senior
securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. Neither Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").


     The following investment policies and limitations are fundamental and apply to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series, except as indicated:

     1. BORROWING. No Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of that Master Series' total assets at the time the loan is made.

     2. COMMODITIES AND REAL ESTATE. No Master Series may purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by Ginnie Mae (also known as Government National Mortgage Association or GNMA).


     3. LENDING. (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES and TREASURY MASTER SERIES). No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, each Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

     LENDING. (TREASURY RESERVES MASTER SERIES) The Master Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, the Master Series can purchase debt securities.


     4. INDUSTRY CONCENTRATION. No Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

     5. DIVERSIFICATION. No Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

     6. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

     7. UNDERWRITING. No Master Series may underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

     8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. No Master Series may effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

     The following investment policies and limitations are fundamental and apply to TAX-EXEMPT Master Series and MUNICIPAL Master Series:


     1. BORROWING. Neither Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

     2. COMMODITIES. Neither Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit each Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

     3. INDUSTRY CONCENTRATION. Neither Master Series may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by a Master Series in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Master Series in municipal securities.

     4. DIVERSIFICATION. Neither Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

     5. LENDING. Neither Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

     6. REAL ESTATE. Neither Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

     7. SENIOR SECURITIES. Neither Master Series may issue senior securities, except as permitted under the 1940 Act.

     8. UNDERWRITING. Neither Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.


     SENIOR SECURITIES: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short sales, futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

     The following investment policies and limitations are non-fundamental and apply to MONEY MARKET Master Series and PRIME Master Series:

     1. INVESTMENTS IN ANY ONE ISSUER. Neither Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

     2. ILLIQUID SECURITIES. Neither Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     3. BORROWING. Neither Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, neither Master Series currently intends to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit. Although each Master Series has a fundamental policy allowing it to borrow from any person for temporary purposes in an amount not exceeding 5% of that Master Series' total assets at the time the loan is made, neither Master Series will exercise this authority. The foregoing sentence does not limit the ability of a Master Series to borrow from banks for temporary or emergency purposes or enter into reverse repurchase agreements in accordance with its fundamental limit on borrowing.

     4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, neither Master Series may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. Neither Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.


     The following investment policies and limitations are non-fundamental and apply to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series, except as indicated:

     1. BORROWING AND SECURITIES LENDING. No Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, no Master Series currently intends to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     2. ILLIQUID SECURITIES. (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES and TREASURY MASTER SERIES) No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     ILLIQUID SECURITIES. (TREASURY RESERVES MASTER SERIES) The Master Series may not purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities.

     3. INVESTMENTS IN ANY ONE ISSUER. No Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

     4. LENDING. (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES and TREASURY MASTER SERIES) Except for the purchase of debt securities and engaging in repurchase agreements, no Master Series may make any loans other than securities loans.

     LENDING. (TREASURY RESERVES MASTER SERIES) Except for the purchase of debt securities, the Master Series may not make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

     The following investment policies and limitations are non-fundamental and apply to TAX-EXEMPT Master Series and MUNICIPAL Master Series, unless otherwise indicated:


     1. GEOGRAPHIC CONCENTRATION (TAX-EXEMPT MASTER SERIES and MUNICIPAL MASTER SERIES) Neither Master Series will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

     2. ILLIQUID SECURITIES. Neither Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Generally, illiquid securities include securities that cannot be expected to be sold or disposed of within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     3.  BORROWING.  Neither  Master  Series  intends to borrow,  including  any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

     4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, neither Master Series may make any loans other than securities loans.

     5. MARGIN TRANSACTIONS. Neither Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

Cash Management and Temporary Defensive Positions (All Master Series)
---------------------------------------------------------------------

     For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series), other money market funds (except for GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series), and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for TAX-EXEMPT Master Series and MUNICIPAL Master Series that are lower than the tax-equivalent yields available on municipal securities at the time.

     In reliance on an SEC exemptive rule, a Master Series (except for GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series) may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7, whether or not advised by NB Management or an affiliate, under specified conditions. Among other things, the conditions preclude an investing Master Series from paying a sales charge, as defined in rule 2830(b) of the NASD Conduct Rules of the Financial Industry Regulatory Authority ("FINRA") ("sales charge"), or service fee, as defined in rule 2830(b)(9) of those rules, in connection with its purchase or redemption of the money market fund's or unregistered fund's shares, or the Master Series' investment adviser must waive a sufficient amount of its advisory fee to offset any sales charge or service fee.

Borrowing (All Master Series)
-----------------------------

     If at any time borrowings exceed 33 1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information
---------------------------------

     Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the Prospectuses. A Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Master Series.

     FINANCIAL SERVICES OBLIGATIONS. (MONEY MARKET Master Series, PRIME Master Series, TAX-EXEMPT Master Series and MUNICIPAL Master Series) Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the MONEY

MARKET Master Series and PRIME Master Series normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

     CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series normally each will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

     RISKS OF FIXED INCOME SECURITIES. (All Master Series) Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

     Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, react primarily to movements in the general level of interest rates. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk").

     CALL RISK. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds from the called security at the current, lower rates.

     RATINGS OF FIXED INCOME SECURITIES. Each Master Series may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Master Series' prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Master Series may rely on the ratings of any NRSRO, a Master Series mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Master Series may permissibly invest.

     HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

     For TAX-EXEMPT Master Series and MUNICIPAL Master Series if two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Master Series.

     RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Master Series. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

     DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

     MATURITY. Each Master Series has a policy of investing in instruments with maturities of 397 days or less. For purposes of complying with this policy, a Master Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest- rate-reset provisions. MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series, TREASURY RESERVES Master Series, MUNICIPAL Master Series and TAX-EXEMPT Master Series each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

     U.S. GOVERNMENT AND AGENCY SECURITIES. (ALL MASTER SERIES) "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

     "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Ginnie Mae, Fannie Mae (also known as the Federal National Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Sallie Mae (also known as SLM Corp. and formerly known as the Student Loan Marketing Association), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S.

Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

     U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.


     Each Master Series (except the TAX-EXEMPT Master Series and MUNICIPAL Master Series) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.


     POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series each may invest 25% or more of its total assets in U.S. Government and Agency Securities.

     Each of GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series normally invests all of its assets in U.S. Government and Agency Securities and, in the case of GOVERNMENT Master Series, repurchase agreements relating to such securities. Neither Master Series nor its corresponding Portfolio will change this strategy without providing shareholders at least 60 days' advance notice.

     Each of TREASURY Master Series and TREASURY RESERVES Master Series invests all of its assets in direct obligations of the U.S. Treasury and, in the case of TREASURY Master Series, repurchase agreements relating to such securities. Neither Master Series nor its corresponding Portfolio will change this strategy without providing shareholders at least 60 days' advance notice.

     TAX-EXEMPT Master Series and MUNICIPAL Master Series, each has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Master Series must invest according to its investment objective and policies.

     ILLIQUID SECURITIES. (ALL MASTER SERIES) Generally, illiquid securities are securities that cannot be expected to be sold or disposed of within seven days at approximately the price at which they are valued by a Master Series. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman

Brothers Asset Management, acting pursuant to guidelines established by the Master Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by a Master Series may be subject to legal restrictions, which could be costly to it.

     POLICIES AND LIMITATIONS. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. TREASURY RESERVES Master Series may not invest in repurchase agreements.

     REPURCHASE AGREEMENTS. (ALL MASTER SERIES EXCEPT TREASURY RESERVES MASTER SERIES) In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

     A Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be more volatile than traditional types of collateral.

     POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

     GOVERNMENT RESERVES Master Series may not invest in repurchase agreements under normal circumstances. GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series may only invest in repurchase agreements relating to U.S. Government and Agency Securities. TREASURY Master Series may only invest in repurchase agreements relating to direct obligations of the U.S. Treasury.

     SECURITIES LOANS. (ALL MASTER SERIES) Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and PRIME Master Series) of the market value of the loaned securities, is continuously maintained by the borrower with a Master Series. A Master Series may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. A Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, each Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. Each Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

     POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and PRIME Master Series) of the market value of the loaned securities, which will also be marked to market daily.

     For all Master Series (except TAX-EXEMPT Master Series and MUNICIPAL Master Series), investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions.

     Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Trustees. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

     RESTRICTED SECURITIES AND RULE 144A SECURITIES. (ALL MASTER SERIES) A Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Master Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

     Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Trustees believe accurately reflects fair value.

     POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. (ALL MASTER SERIES) These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date ordinarily within two months, although a Master Series may agree to a longer settlement period. For GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series, these transactions may involve mortgage-backed securities such as Ginnie Mae, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

     When-issued and delayed delivery transactions enable a Master Series to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

     The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

     When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

     POLICIES AND LIMITATIONS. Each of TAX-EXEMPT Master Series and MUNICIPAL Master Series may not invest more than 10% of its total assets in when-issued securities. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Master Series may realize capital gains or losses in connection with these transactions.

     When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will, until payment is made, deposit in a segregated account with its custodian, or designate on its records as segregated, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

     COMMERCIAL PAPER. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) Commercial paper is a short-term debt security issued by a corporation, bank, municipality or other issuer, usually for purposes such as financing current operations. A Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Trustees.

     POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

     REVERSE REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' and Portfolios' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Master Series. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

     A Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 5:00 p.m., Eastern time, for MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series or TREASURY Master Series, 2:00 p.m., Eastern time, for GOVERNMENT RESERVES Master Series or TREASURY RESERVES Master Series, and 3:00 p.m., Eastern time, for TAX-EXEMPT Master Series or MUNICIPAL Master Series.

     POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian, or designate on its records as segregated, cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Master Series' obligations under the agreement.

     Each of MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Master Series do not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

     BANKING AND SAVINGS INSTITUTION SECURITIES. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) These include CDs, time deposits, bankers' acceptances and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

     A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

     Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

     VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. (ALL MASTER SERIES) Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

     Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

     The Adjustable Rate Securities in which TAX-EXEMPT Master Series and MUNICIPAL Master Series invest are municipal obligations.

     POLICIES AND LIMITATIONS. A Master Series each may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

     For purposes of determining its dollar-weighted average maturity, a Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

     FUNDING AGREEMENTS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

     POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Master Series may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

     EXTENDIBLE SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

     LOAN PARTICIPATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Master Series may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Master Series to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Master Series may be subject to delays, expenses and risks that are greater than if the Master Series had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Master Series may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Master Series may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Master Series are generally regarded as illiquid.

     MONEY MARKET FUNDS. (ALL MASTER SERIES EXCEPT GOVERNMENT RESERVES MASTER SERIES AND TREASURY RESERVES MASTER SERIES) Each Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, a Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies.

     POLICIES AND LIMITATIONS. For cash management purposes, each Master Series may invest an unlimited amount of its uninvested cash and cash collateral received in connection with securities lending in shares of money market funds and unregistered funds that operate in compliance with Rule 2a-7 under the 1940 Act, whether or not advised by NB Management or an affiliate, under specified conditions. See "Cash Management and Temporary Defensive Positions."

     Otherwise, a Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

     ASSET-BACKED SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Master Series may invest are subject to the Master Series' overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

     U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

     POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity and duration standards.

     TAX-EXEMPT Master Series and MUNICIPAL Master Series may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the United States.

     MUNICIPAL OBLIGATIONS. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) Municipal obligations are issued by or on behalf of states, the District of Columbia and U.S. territories and possessions and their political subdivisions, agencies and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.


     Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds ("PABs"), which are issued by or on behalf of public authorities but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

     The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the obligations or insurers issuing insurance backing the obligations).

     The Master Series may purchase municipal securities that are secured by insurance or bank credit agreements. The credit quality of the companies that provide such credit enhancements will affect the value of those securities.
Certain significant providers of insurance for municipal securities have recently incurred significant losses as a result of exposure to sub-prime mortgages and other lower credit quality investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such losses have moved the rating agencies to re-evaluate the capital adequacy of these insurers to reflect deterioration in the expected performance of the underlying transactions and called into question the insurers' continued ability to fulfill their obligations under such insurance if they are called upon to do so in the future. While an insured municipal security will typically be deemed to have the rating of its insurer, if the insurer of a municipal security suffers a downgrade in its credit rating or the market discounts the value of the insurance provided by the insurer, the rating of the underlying municipal security, if rated, will be more relevant and the value of the municipal security would more closely, if not entirely, reflect such rating. In such a case, the value of insurance associated with a municipal security would decline and may become worthless. The insurance feature of a municipal security guarantees the full and timely payment of principal and interest through the life of an insured obligation. The insurance, however, does not guarantee the market value of the insured obligation or the net asset value of the Portfolio shares represented by such insured obligation.

     As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

     Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

     Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

     The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

     From time to time, federal legislation has affected the availability of municipal obligations for investment by a mutual fund. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. In that event, each of TAX-EXEMPT Master Series and MUNICIPAL Master Series would reevaluate its investment objective, policies and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.

     Listed below are different types of municipal obligations:

     GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

     REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.


     Most PABs are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.


     RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to- energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

     MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.

     MUNICIPAL NOTES. (TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) Municipal notes include the following:

     1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

     2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

     3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, including revenue made available under certain state aid funding programs. Such appropriation of revenue is generally accounted for in the state budgetary process.

     4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

     5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or Ginnie Mae.

     6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

     7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Master Series can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

     TENDER OPTION BONDS. (TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) Tender option bonds are created by coupling an intermediate- or long- term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Master Series effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Lehman Brothers Asset Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

     YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL
MASTER SERIES) Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.


     Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invests (or, in the case of PABs, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.


     POLICIES AND LIMITATIONS. As a fundamental policy, MUNICIPAL Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, TAX-EXEMPT Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). MONEY MARKET

Master Series and PRIME Master Series may each invest in municipal obligations that otherwise meet its criteria for quality and maturity.

     Except as otherwise provided in the Prospectuses for the Portfolios and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.

     PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE. (PRIME MASTER SERIES, MONEY MARKET MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.

     The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

     Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

     Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Master Series' investment portfolio.

     POLICIES AND LIMITATIONS. No Master Series will invest in a standby commitment unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations subject to the standby commitment will be exempt from federal income tax.


     No Master Series will acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.


     PARTICIPATION INTERESTS. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.

     POLICIES AND LIMITATIONS. No Master Series will purchase a participation interest unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series will earn on the municipal obligations in which it holds the participation interest will be exempt from federal income tax.

     MORTGAGE-BACKED  SECURITIES.  (MONEY  MARKET  MASTER  SERIES,  PRIME MASTER
SERIES, GOVERNMENT MASTER SERIES AND GOVERNMENT RESERVES MASTER SERIES) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as Ginnie Mae, Fannie Mae or Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the U. S. Government.

     Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

     Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

     Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

     Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

     Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Master Series may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Master Series' quality standards. Lehman Brothers Asset Management will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

     POLICIES AND LIMITATIONS. A Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. A Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

     ZERO COUPON SECURITIES. (ALL MASTER SERIES EXCEPT TREASURY MASTER SERIES AND TREASURY RESERVES MASTER SERIES)

     Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

     Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon securities (including municipal obligations) must be taken into account for tax purposes ratably by each Master Series prior to the receipt of any actual payments.


     Because each Portfolio must distribute to its shareholders substantially all of its taxable and tax-exempt net investment income (including non-cash income attributable to zero coupon securities) each year for federal income and (in the case of taxable income) excise tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements. See "Additional Tax Information - Taxation of the Portfolios."


     The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

     LEVERAGE. (ALL MASTER SERIES) A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

     POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

     However, for MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series, as an operating policy, a Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

     Each of GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

     TERRORISM RISKS. (ALL MASTER SERIES) Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geographic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

                           CERTAIN RISK CONSIDERATIONS

     A Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each of TAX-EXEMPT Master Series' and MUNICIPAL Master Series' ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Master Series invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

     Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Master Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

     Each Portfolio's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Portfolio will vary. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                              TRUSTEES AND OFFICERS

     The following tables set forth information concerning the Master and Feeder Portfolio Trustees ("Trustees") and officers ("Officers") of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Lehman Brothers Asset Management.


Information about the Board of Trustees
---------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
John Cannon (1930)       Trustee since    Consultant; formerly, Chairman,           62         Independent Trustee
                           inception      CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Oppenheimer Limited
                                          Officer, AMA Investment                              Term New York
                                          Advisors, an affiliate of the                        Municipal Fund,
                                          American Medical Association.                        Rochester Fund
                                                                                               Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.
----------------------------------------------------------------------------------------------------------------------
Faith Colish (1935)      Trustee since    Counsel, Carter Ledyard &                 62         Formerly, Director
                           inception      Milburn LLP (law firm) since                         (1997 to 2003) and
                                          October 2002; formerly,                              Advisory Director (2003
                                          Attorney-at-Law and President,                       to 2006), ABA
                                          Faith Colish, A Professional                         Retirement Funds
                                          Corporation, 1980 to 2002.                           (formerly, American Bar
                                                                                               Retirement Association)
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               corporation).
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
Martha C. Goss (1949)    Trustee since    President, Woodhill Enterprises           62         Director, Ocwen
                              2007        Inc./Chase Hollow Associates LLC                     Financial Corporation
                                          (personal investment vehicle),                       (mortgage servicing),
                                          since 2006; Chief Operating and                      since 2005; Director,
                                          Financial Officer, Hopewell                          American Water (water
                                          Holdings LLC/ Amwell Holdings,                       utility), since 2003;
                                          LLC (a holding company for a                         Director, Channel
                                          healthcare reinsurance company                       Reinsurance (financial
                                          start-up), since 2003; formerly,                     guaranty reinsurance),
                                          Consultant, Resources Connection                     since 2006; Advisory
                                          (temporary staffing), 2002 to                        Board Member, Attensity
                                          2006.                                                (software developer),
                                                                                               since 2005; Director,
                                                                                               Allianz Life of New
                                                                                               York (insurance), since
                                                                                               2005; Director,
                                                                                               Financial Women's
                                                                                               Association of New York
                                                                                               (not for profit
                                                                                               association), since
                                                                                               2003; Trustee Emerita,
                                                                                               Brown University, since
                                                                                               1998.
----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (1937)    Trustee since    President, C.A. Harvey                    62         Formerly, President,
                           inception      Associates, since October 2001;                      Board of Associates to
                                          formerly, Director, AARP, 1978                       The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly, Member,
                                                                                               Individual Investors
                                                                                               Advisory Committee to
                                                                                               the New York Stock
                                                                                               Exchange Board of
                                                                                               Directors, 1998 to June
                                                                                               2002.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (1927)  Trustee since    Marcus Nadler Professor Emeritus          62         Formerly, Director, The
                           inception      of Finance and Economics, New                        Caring Community
                                          York University Stern School of                      (not-for-profit), 1997
                                          Business; formerly, Executive                        to 2006; formerly,
                                          Secretary-Treasurer, American                        Director, DEL
                                          Finance Association, 1961 to                         Laboratories, Inc.
                                          1979.                                                (cosmetics and
                                                                                               pharmaceuticals), 1978
                                                                                               to 2004; formerly,
                                                                                               Director, Apple Bank
                                                                                               for Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).
----------------------------------------------------------------------------------------------------------------------
Michael M. Knetter       Trustee since    Dean, School of Business,                 62         Trustee,
(1960)                        2007        University of Wisconsin -                            Northwestern Mutual
                                          Madison; formerly, Professor of                      Series Fund, Inc.,
                                          International Economics and                          since February 2007;
                                          Associate Dean, Amos Tuck School                     Director, Wausau
                                          of Business - Dartmouth College,                     Paper, since 2005;
                                          1998 to 2002.                                        Director, Great Wolf
                                                                                               Resorts, since 2004.
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (1937)  Trustee since    Retired; formerly, Vice                   62         Director, Webfinancial
                           inception      President and General Counsel,                       Corporation (holding
                                          WHX Corporation (holding                             company), since
                                          company), 1993 to 2001.                              December 2002;
                                                                                               formerly, Director WHX
                                                                                               Corporation (holding
                                                                                               company), January 2002
                                                                                               to June 2005; formerly,
                                                                                               Director, State Theatre
                                                                                               of New Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to 2005.
----------------------------------------------------------------------------------------------------------------------

                                                          33


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
George W. Morriss        Trustee since    Formerly, Executive Vice                  62         Manager, Old Mutual
(1947)                        2007        President and Chief Financial                        2100 fund complex
                                          Officer, People's Bank (a                            (consisting of six
                                          financial services company),                         funds) since October
                                          1991 to 2001.                                        2006 for four funds
                                                                                               and since February
                                                                                               2007 for two funds.
----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien        Trustee since    Formerly, Member, Investment              62         Director, Legg
(1928)                     inception      Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company),
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.
----------------------------------------------------------------------------------------------------------------------
William E. Rulon         Trustee since    Retired; formerly, Senior Vice            62         Formerly, Director,
(1932)                     inception      President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants), until January 1997.                    (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.
----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan        Trustee since    Founding General Partner, Oxford          62         None.
(1931)                     inception      Partners and Oxford Bioscience
                                          Partners (venture capital investing)
                                          and President, Oxford Venture
                                          Corporation, since 1981.
----------------------------------------------------------------------------------------------------------------------

                                                          34

----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
Tom D. Seip (1950)       Trustee since    General Partner, Seip                     62         Director, H&R Block,
                        inception; Lead   Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company),
                            Trustee       formerly, President and CEO,                         since May 2001;
                         beginning 2006   Westaff, Inc. (temporary                             Chairman, Compensation
                                          staffing), May 2001 to January                       Committee, H&R Block,
                                          2002; formerly, Senior Executive                     Inc., since 2006;
                                          at the Charles Schwab                                  Director, America One
                                          Corporation, 1983 to 1998,                           Foundation, since 1998;
                                          including Chief Executive                            formerly, Chairman,
                                          Officer, Charles Schwab                              Governance and
                                          Investment Management, Inc., and                     Nominating Committee,
                                          Trustee, Schwab Family of Funds                      H&R Block, Inc., 2004
                                          and Schwab Investments, 1997 to                      to 2006; formerly,
                                          1998, and Executive Vice                             Director, Forward
                                          President-Retail Brokerage,                          Management, Inc. (asset
                                          Charles Schwab & Co., Inc., 1994                     management company),
                                          to 1997.                                             1999 to 2006; formerly.
                                                                                               Director, E-Bay
                                                                                               Zoological Society,
                                                                                               1999 to 2003; formerly,
                                                                                               Director, General Magic
                                                                                               (voice recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning services),
                                                                                               1999 to 2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com (micro
                                                                                               investing services),
                                                                                               1999 to 2003.
----------------------------------------------------------------------------------------------------------------------

                                                          35


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           62         Director, Montpelier Re
(1947)                     inception      specializing in the insurance                        (reinsurance company),
                                          industry; formerly, Advisory                         since 2006; Director,
                                          Director, Securitas Capital LLC                      National Atlantic
                                          (a global private equity                             Holdings Corporation
                                          investment firm dedicated to                         (property and casualty
                                          making investments in the                            insurance company),
                                          insurance sector), 1998 to                           since 2004; Director,
                                          December 2003.                                       The Proformance
                                                                                               Insurance Company
                                                                                               (property and casualty
                                                                                               insurance company),
                                                                                               since March 2004;
                                                                                               formerly, Director,
                                                                                               Providence Washington
                                                                                               Insurance Company
                                                                                               (property and casualty
                                                                                               insurance company),
                                                                                               December 1998 to March
                                                                                               2006; formerly,
                                                                                               Director, Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm), 2000
                                                                                               to 2005.
----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (1944)    Trustee since    Retired; formerly, Regional               62         None.
                           inception      Manager for Mid-Southern Region,
                                          Ford Motor Credit Company, September
                                          1997 to 2007; formerly, President,
                                          Ford Life Insurance Company, April
                                          1995 to August 1997.
----------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
                                                                                Number of
                                                                             ---------------
                         Position and                                         Funds in Fund
                         ------------                                        ---------------
                          Length of                                              Complex        Other Directorships
                          ---------                                          ---------------   -------------------
Name, (Year of Birth)    Time Served                                           Overseen by      Held Outside Fund
---------------------   ---------------                                        ------------     -----------------
and Address (1)           Served (2)        Principal Occupation(s) (3)       Trustee (4)      Complex by Trustee
---------------           ----------        ---------------------------       -----------      ------------------
----------------------------------------------------------------------------------------------------------------------
                                         TRUSTEES WHO ARE "INTERESTED PERSONS"
----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (1940)   President and    Executive Vice President and              62         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                           inception      Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company), since 2002 and 2003,                       (private company),
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Solbright,
                                          Neuberger Berman, LLC                                Inc. (private
                                          ("Neuberger"), since December                        company), since 1998.
                                          2005 and 2003, respectively;
                                          formerly, Executive Vice
                                          President, Neuberger, December
                                          2002 to 2005; Director and
                                          Chairman, Management, since
                                          December 2002; formerly,
                                          Executive Vice President,
                                          Citigroup Investments, Inc.,
                                          September 1995 to February 2002;
                                          formerly, Executive Vice
                                          President, Citigroup Inc.,
                                          September 1995 to February 2002.
----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman*       Chairman of the   Executive Vice President,                 62         Director and Vice
(1959)                    Board, Chief    Neuberger Berman Inc. (holding                       President,
                           Executive      company), since 1999; Head of                        Neuberger & Berman
                          Officer and     Neuberger Berman Inc.'s Mutual                       Agency, Inc., since
                         Trustee since    Funds Business (since 1999) and                      2000; formerly,
                           inception      Institutional Business (1999 to                      Director, Neuberger
                                          October 2005); responsible for                       Berman Inc. (holding
                                          Managed Accounts Business and                        company), October
                                          intermediary distribution since                      1999 to March 2003;
                                          October 1999; President and                          Trustee, Frost
                                          Director, Management since 1999;                     Valley YMCA;
                                          Managing Director, Neuberger,                        Trustee, College of
                                          since 2005; formerly, Executive                      Wooster.
                                          Vice President, Neuberger, 1999
                                          to December 2005; formerly,
                                          Principal, Neuberger, 1997 to
                                          1999; formerly, Senior Vice
                                          President, Management, 1996 to
                                          1999.
----------------------------------------------------------------------------------------------------------------------



     (1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

     (2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

     (3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     (4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

     * Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that each is an officer and/or director of NB Management. Mr. Sundman is also an officer and/or director of Lehman Brothers Asset Management.


Information about the Officers of the Trust
-------------------------------------------



                                            Position and Length of
Name, (Year of Birth),                      -----------------------
and Address (1)                                Time Served (2)                       Principal Occupation(s) (3)
---------------                                ---------------                       ---------------------------
Andrew B. Allard (1961)                   Anti-Money Laundering Compliance    Senior Vice President, Neuberger, since
                                              Officer since inception         2006; Deputy General Counsel, Neuberger,
                                                                              since 2004; formerly, Vice President,
                                                                              Neuberger, 2000 to 2005; formerly,
                                                                              Associate General Counsel, Neuberger,
                                                                              1999 to 2004; Anti-Money Laundering
                                                                              Compliance Officer, fifteen registered
                                                                              investment companies for which
                                                                              Management acts as investment manager
                                                                              and administrator (six since 2002, two
                                                                              since 2003, four since 2004, one since
                                                                              2005 and two since 2006).

Michael J. Bradler (1970)               Assistant Treasurer since inception   Vice President, Neuberger, since 2006;
                                                                              Employee, Management, since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which
                                                                              Management acts as investment manager
                                                                              and administrator (thirteen since 2005
                                                                              and two since 2006).

Claudia A. Brandon (1956)                    Secretary since inception        Senior Vice President, Neuberger, since
                                                                              2007; Vice President-Mutual Fund Board
                                                                              Relations, Management, since 2000 and
                                                                              Assistant Secretary since 2004;
                                                                              formerly, Vice President, Neuberger,
                                                                              2002 to 2006 and Employee since 1999;
                                                                              Secretary, fifteen registered investment
                                                                              companies for which Management acts as
                                                                              investment manager and administrator
                                                                              (three since 1985, three since 2002, two
                                                                              since 2003, four since 2004, one since
                                                                              2005 and two since 2006).



                                            Position and Length of
Name, (Year of Birth),                      -----------------------
and Address (1)                                Time Served (2)                       Principal Occupation(s) (3)
---------------                                ---------------                       ---------------------------
Robert Conti (1956)                     Vice President since inception        Managing Director, Neuberger, since
                                                                              2007; formerly, Senior Vice President,
                                                                              Neuberger, 2003 to 2006; formerly, Vice
                                                                              President, Neuberger, 1999 to 2003;
                                                                              Senior Vice President, Management, since
                                                                              2000; Vice President, fifteen registered
                                                                              investment companies for which
                                                                              Management acts as investment manager
                                                                              and administrator (three since 2000,
                                                                              three since 2002, two since 2003, four
                                                                              since 2004, one since 2005 and two since
                                                                              2006).

Maxine L. Gerson (1950)                 Chief Legal Officer since inception   Senior Vice President, Neuberger, since
                                        (only for purposes of sections 307    2002; Deputy General Counsel and Assistant
                                        and 406 of the Sarbanes-Oxley Act     Secretary, Neuberger, since 2001; Senior
                                        of 2002)                              Vice President, Management, since 2006;
                                                                              Secretary and General Counsel,
                                                                              Management, since 2004; Chief Legal
                                                                              Officer (only for purposes of sections
                                                                              307 and 406 of the Sarbanes-Oxley Act of
                                                                              2002), fifteen registered investment
                                                                              companies for which Management acts as
                                                                              investment manager and administrator
                                                                              (thirteen since 2005 and two since
                                                                              2006).

Sheila R. James (1965)                  Assistant Secretary since inception   Vice President, Neuberger, since 2008 and
                                                                              Employee since 1999; formerly, Assistant
                                                                              Vice President, Neuberger, 2007; Assistant
                                                                              Secretary, fifteen registered investment
                                                                              companies for which Management acts as
                                                                              investment manager and administrator (six
                                                                              since 2002, two since 2003, four since 2004,
                                                                              one since 2005 and two since 2006).

Kevin Lyons (1955)                      Assistant Secretary since inception   Assistant Vice President, Neuberger, since
                                                                              2008 and Employee since 1999; Assistant
                                                                              Secretary, fifteen registered investment
                                                                              companies for which Management acts as
                                                                              investment manager and administrator (eight
                                                                              since 2003, four since 2004, one since 2005
                                                                              and two since 2006).




                                            Position and Length of
Name, (Year of Birth),                      -----------------------
and Address (1)                                Time Served (2)                       Principal Occupation(s) (3)
---------------                                ---------------                       ---------------------------
John M. McGovern (1970)                  Treasurer and Principal Financial    Senior Vice President, Neuberger, since
                                            and Accounting Officer since      2007; formerly, Vice President, Neuberger,
                                                     inception                2004 to 2006; Employee, Management, since
                                                                              1993; Treasurer and Principal Financial and
                                                                              Accounting Officer, fifteen registered
                                                                              investment companies for which Management
                                                                              acts as investment manager and administrator
                                                                              (thirteen since 2005 and two since 2006);
                                                                              formerly, Assistant Treasurer, fourteen
                                                                              registered investment companies for which
                                                                              Management acts as investment manager and
                                                                              administrator, 2002 to 2005.

Joseph Quirk (1968)                          Vice President since 2008        Senior Vice President, Neuberger, since 2006,
                                                                              (formerly, Vice President, Neuberger, 1999 to
                                                                              2006.

Frank Rosato (1971)                     Assistant Treasurer since inception   Vice President, Neuberger, since 2006;
                                                                              Employee, Management, since 1995; Assistant
                                                                              Treasurer, fifteen registered investment
                                                                              companies for which Management acts as
                                                                              investment manager and administrator
                                                                              (thirteen since 2005 and two since 2006).

Chamaine Williams (1971)                   Chief Compliance Officer since     Senior Vice President, Neuberger, since
                                                     inception                2007; Chief Compliance Officer, Management,
                                                                              since 2006; Senior Vice President, Lehman
                                                                              Brothers Inc., since 2007; formerly, Vice
                                                                              President, Lehman Brothers Inc., 2003 to
                                                                              2006; Chief Compliance Officer, fifteen
                                                                              registered investment companies for which
                                                                              Management acts as investment manager and
                                                                              administrator (fourteen since 2005 and one
                                                                              since 2006); formerly, Chief Compliance
                                                                              Officer, Lehman Brothers Asset Management
                                                                              Inc., 2003 to 2007; formerly, Chief
                                                                              Compliance Officer, Lehman Brothers
                                                                              Alternative Investment Management LLC, 2003
                                                                              to 2007; formerly, Vice President, UBS
                                                                              Global Asset Management (US) Inc. (formerly,
                                                                              Mitchell Hutchins Asset Management, a
                                                                              wholly-owned subsidiary of PaineWebber
                                                                              Inc.), 1997 to 2003.
--------------------


(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

The Board of Trustees
---------------------

     The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Portfolio and reviews and approves the advisory and sub-advisory contracts and other principal contracts. It is the Portfolios' policy that at least three quarters of the Board of Trustees shall be comprised of Portfolio Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Portfolio Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolios' management. The standing committees of the Board of Trustees are described below.


     AUDIT COMMITTEE. The Audit Committee's purposes are (a) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the accounting and financial reporting processes of the Portfolios and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of service providers; (b) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee the quality and integrity of the
Portfolios' financial statements and the independent audit thereof; (c) in accordance with exchange requirements and Rule 32a-4 under the 1940 Act, to oversee, or, as appropriate, assist Board oversight of, the Portfolios' compliance with legal and regulatory requirements that relate to the Portfolios' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Portfolios' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Portfolios' independent registered public accounting firms; and (e) to act as a liaison between the Portfolios' independent registered public accounting firms and the full Board. Its members are Martha C. Goss, Howard A. Mileaf, George W. Morriss, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met seven times.

     ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Portfolio shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Portfolio's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Portfolio and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey, Michael M. Knetter and Edward I. O'Brien. All members are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met four times. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.

     CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Portfolio Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Martha C. Goss, Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met twice.

     EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Robert A. Kavesh, Howard A. Mileaf, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met six times.

     GOVERNANCE AND NOMINATING COMMITTEE. The Governance and Nominating Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Portfolio Trustees including as Independent Portfolio Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Portfolio Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Michael M. Knetter, Howard A. Mileaf, and Tom D. Seip. All members are Independent Portfolio Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Funds, 605 Third Avenue, 2[nd] Floor, New York, NY, 10158-0180. During the fiscal period ended March 31, 2008, the Committee met once.

     PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available; (d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) generally oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Portfolio deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, George W. Morriss Jack L. Rivkin (Vice Chairman), William E.

Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met eight times.

     INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Martha C. Goss, Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Portfolio Trustees. During the fiscal period ended March 31, 2008, the Committee met three times.


     The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

     Officers and Trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Prior to January 1, 2008, for serving as a trustee of the fund family, each Independent Portfolio Trustee received an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attended in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Portfolio Trustees determined whether a fee was warranted, provided, however, that no fee was normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee received $5,000 per year and each member of the Audit Committee, including the Chair, received $1,000 for each Audit Committee meeting he or she attended in-person or by telephone. No additional compensation was provided for service on any other Board committee. The Lead Independent Trustee received an additional $20,000 per year.

     Effective January 1, 2008, the compensation of each Independent Portfolio Trustee was restructured. For serving as a trustee of the funds in the fund family, each Independent Portfolio Trustee receives an annual retainer of $90,000, paid quarterly, and a fee of $10,000 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person or telephonic meeting of the Board, the Governance and Nominating Committee Chair determines whether a fee is warranted. To compensate for the additional time commitment, the Chair of each Committee receives $10,000 per year. No additional compensation is provided for service on a Board committee. The Lead Independent Trustee receives an additional $35,000 per year.

     The funds in the fund family reimburse Independent Portfolio Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Portfolio Trustee compensation is allocated to each fund in the fund family based on a method the Board of Trustees finds reasonable.

      The following table sets forth information concerning the compensation of the Independent Portfolio Trustees and Interested Portfolio Trustees (together, "Portfolio Trustees"). The Trust does not have any retirement plan for its trustees.


                                                TABLE OF COMPENSATION
                                        FOR FISCAL YEAR ENDED MARCH 31, 2008
                                        ------------------------------------

                                                                                   Total Compensation for Portfolio
                                                     Aggregate                         Trustees from Investment
                                                    Compensation                           Companies in the
Name and Position with the Trust                   from the Trust                            Fund Complex
--------------------------------                   --------------                            ------------

INDEPENDENT PORTFOLIO TRUSTEES

John Cannon                                          $15,988                                  $119,082
Trustee

Faith Colish                                         $15,988                                  $119,082
Trustee

Martha Goss*                                         $15,269                                  $110,670
Trustee

C. Anne Harvey                                       $15,988                                  $119,082
Trustee

Robert A. Kavesh                                     $15,628                                  $116,582
Trustee

Michael Knetter                                      $15,628                                  $116,582
Trustee

Howard A. Mileaf                                     $16,247                                  $121,530
Trustee

George Morriss                                       $16,607                                  $124,030
Trustee

Edward I. O'Brien                                    $15,628                                  $116,582
Trustee

William E. Rulon                                     $15,628                                  $116,582
Trustee

Cornelius T. Ryan                                    $16,941                                  $126,736
Trustee

Tom Decker Seip                                      $19,433                                  $145,105
Trustee



                                                                                   Total Compensation for Portfolio
                                                     Aggregate                         Trustees from Investment
                                                    Compensation                           Companies in the
Name and Position with the Trust                   from the Trust                            Fund Complex
--------------------------------                   --------------                            ------------
Candace L. Straight                                  $15,988                                  $119,082
Trustee

Peter P. Trapp                                       $16,967                                  $126,530
Trustee

PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                          $0                                       $0
President and Trustee

Peter E. Sundman                                        $0                                       $0
Chairman of the Board, Chief
Executive Officer and Trustee


*Ms. Goss became a Portfolio Trustee on June 1, 2007.


     On July 1, 2008, the Portfolio Trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Portfolio.


Ownership of Securities
-----------------------

     Set forth below is the dollar range of securities owned by the Portfolio Trustees as of December 31, 2007.*


-----------------------------------------------------------------------------------------------------------------------
                                      Prime          Government    Government     Treasury       Tax-      Municipal
                       Money          Portfolio      Portfolio     Reserves       Portfolio      Exempt
                       Market
                       Portfolio
-----------------------------------------------------------------------------------------------------------------------
John Cannon             A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Faith Colish            A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Martha C. Goss          A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey          A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh        A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Michael M. Knetter      A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf        A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
George W. Morriss       A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien       A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
William E. Rulon        A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan       A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Tom D. Seip             A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Candace L. Straight     A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp          A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin          A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman        A               A              A            A              A             A         A
-----------------------------------------------------------------------------------------------------------------------

*Valuation as of December 31, 2007. As of December 31, 2007 Treasury Reserves Portfolio was not operational and had not yet issued any shares.

A = None  B = $1-$10,000  C = $10,001 - $50,000 D = $50,001-$100,000  E = over
$100,000

     The following table shows the aggregate dollar range that each Portfolio Trustee held in all the funds in the fund family as of December 31, 2007.*


-------------------------------------------------------------------------------------------------
NAME OF PORTFOLIO TRUSTEE                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                         REGISTERED INVESTMENT COMPANIES OVERSEEN BY PORTFOLIO
                                         TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
-------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
-------------------------------------------------------------------------------------------------
John Cannon                              E
-------------------------------------------------------------------------------------------------
Faith Colish                             E
-------------------------------------------------------------------------------------------------
Martha C. Goss                           C
-------------------------------------------------------------------------------------------------
C. Anne Harvey                           D
-------------------------------------------------------------------------------------------------
Robert A. Kavesh                         C
-------------------------------------------------------------------------------------------------
Michael M. Knetter                       A
-------------------------------------------------------------------------------------------------
Howard A. Mileaf                         E
-------------------------------------------------------------------------------------------------
George W. Morriss                        C
-------------------------------------------------------------------------------------------------
Edward I. O'Brien                        E
-------------------------------------------------------------------------------------------------
William E. Rulon                         E
-------------------------------------------------------------------------------------------------
Cornelius T. Ryan                        E
-------------------------------------------------------------------------------------------------
Tom D. Seip                              E
-------------------------------------------------------------------------------------------------
Candace L. Straight                      E
-------------------------------------------------------------------------------------------------
Peter P. Trapp                           E
-------------------------------------------------------------------------------------------------
PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
-------------------------------------------------------------------------------------------------
Jack L. Rivkin                           B
-------------------------------------------------------------------------------------------------
Peter E. Sundman                         E
-------------------------------------------------------------------------------------------------
* Valuation as of December 31, 2007.


A = None  B = $1-$10,000  C = $10,001 - $50,000 D = $50,001-$100,000  E = over
$100,000


Independent Portfolio Trustees Ownership of Securities
------------------------------------------------------

     No Independent Portfolio Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

     Because all of a Portfolio's net investable assets are invested in its corresponding Master Series, the Portfolios do not need an investment manager. NB Management serves as the investment manager to each Master Series pursuant to a management agreement with Master Trust, on behalf of each Master Series, dated as of December 23, 2004 (the "Management Agreement"). The Management Agreement was approved by the holders of the interests in PRIME Master Series and MONEY

MARKET Master Series on December 23, 2004, by the holders of the interests in GOVERNMENT Master Series and TREASURY Master Series on December 18, 2006 and by the holders of the interests in GOVERNMENT RESERVES Master Series on July 9, 2007.

     The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

     NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Portfolios; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Portfolios.

     Under the Management Agreement, NB Management provides to each Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the Master Trustees, officers and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management, presently serve as Master Trustees and/or officers of the Master Trust. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on the Master Series' average daily net assets, as described below and in the Prospectus.

     NB Management provides similar facilities, services, and personnel to each Portfolio pursuant to an administration agreement with the Trust, dated December 15, 2006 (the "Administration Agreement"). Services provided under the Administration Agreement include maintaining the Portfolios' books and records and assisting in the preparation of the Portfolios' periodic reports and registration statements. For such administrative services, each Portfolio pays NB Management a fee based on the Portfolio's average daily net assets, as described in the Prospectus.

     Under the Administration Agreement, NB Management also provides to all classes of each Portfolio and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Portfolio's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Portfolio's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement.

     The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Trustees or by a 1940 Act majority vote of the outstanding interests in a Master Series. The Administration Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Administration Agreement is renewable from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio.

     The Management Agreement is terminable, without penalty, with respect to a Master Series on 60 days' written notice either by the Trust or by NB Management. The Administration Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Management and Administration Fees
----------------------------------

     For investment management services, MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series each pay NB Management a fee at the annual rate of 0.08% of its average daily net assets.


     For investment management services, TAX-EXEMPT Master Series and MUNICIPAL Master Series each pay NB Management a fee at the annual rate of 0.25% of the first $500 million of its average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse the management fee so that the management fee of TAX-EXEMPT Master Series and MUNICIPAL Master Series is limited to 0.08% per annum of each Master Series' average daily net assets. This contractual undertaking lasts until March 31, 2011. Each Master Series has contractually undertaken to repay NB Management for the fees forgone and/or paid by NB Management, provided the repayments do not cause the Master Series' management fee to exceed an annual rate of 0.08%, respectively, of average daily net assets and the repayments are made within three years after the year in which NB Management incurred the expense.


     NB Management provides administrative services to each Portfolio that include furnishing facilities and personnel for the Portfolio and performing accounting, recordkeeping, and other services. For such administrative services, each Portfolio pays NB Management at the annual rate of 0.10% of that Portfolio's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Portfolio Trustees, and periodic reports to the Board of Trustees on actual expenses. With a Portfolio's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Portfolio under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Service and Premier Class of the Portfolios; see "Distribution Arrangements" below.)

     The Administrative Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Administrative Class                2008             2007*
--------------------                ----             ----
MONEY MARKET Portfolio              $ 1,802          $518
PRIME Portfolio                     $26,150          $518
GOVERNMENT Portfolio                $25,641        $1,025
GOVERNMENT RESERVES Portfolio       $ 1,318           N/A
TREASURY Portfolio                  $ 1,802          $518
TAX-EXEMPT Portfolio                $ 1,374           N/A
MUNICIPAL Portfolio                 $ 1,576           N/A
* For the period from December 18, 2006 to March 31, 2007.


     The Capital Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Capital Class                       2008             2007*
-------------                       ----             ----
MONEY MARKET Portfolio              $ 1,802         $518
PRIME Portfolio                     $ 1,802         $518
GOVERNMENT Portfolio                $ 1,802         $518
GOVERNMENT RESERVES Portfolio       $ 1,318          N/A
TREASURY Portfolio                  $ 1,802         $518
TAX-EXEMPT Portfolio                $ 1,374          N/A
MUNICIPAL Portfolio                 $ 1,576          N/A
* For the period from December 18, 2006 to March 31, 2007.


     The Cash Management Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:

                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Cash Management Class               2008             2007*
---------------------               ----             ----
MONEY MARKET Portfolio              $  2,653         $518
PRIME Portfolio                     $135,235         $518
GOVERNMENT Portfolio                $  2,167         $518
GOVERNMENT RESERVES Portfolio       $  1,318          N/A
TREASURY Portfolio                  $  1,802         $518
TAX-EXEMPT Portfolio                $ 20,009          N/A
MUNICIPAL Portfolio                 $  5,453          N/A
* For the period from December 18, 2006 to March 31, 2007.


      The Institutional Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Institutional Class                2008             2007*
-------------------                ----             ----
MONEY MARKET Portfolio            $  274,743       $47,975
PRIME Portfolio                   $9,539,937       $476,510
GOVERNMENT Portfolio              $1,671,035       $223,283
GOVERNMENT RESERVES Portfolio     $  686,311         N/A
TREASURY Portfolio                $1,878,424       $235,616
TAX-EXEMPT Portfolio              $  358,551         N/A
MUNICIPAL Portfolio               $  133,689         N/A
* For the period from December 18, 2006 to March 31, 2007.


     The Premier Class of each Portfolio accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Premier Class                       2008             2007*
-------------                       ----             ----
MONEY MARKET Portfolio              $  1,802         $518
PRIME Portfolio                     $600,597        $1,025
GOVERNMENT Portfolio                $  1,802         $517
GOVERNMENT RESERVES Portfolio       $  1,318          N/A
TREASURY Portfolio                  $ 49,472         $518
TAX-EXEMPT Portfolio                $ 21,208          N/A
MUNICIPAL Portfolio                 $  1,577          N/A

* For the period from December 18, 2006 to March 31, 2007.

     The Select Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Select Class                        2008             2007*
------------                        ----             ----
MONEY MARKET Portfolio              $ 1,802          $518
PRIME Portfolio                     $ 1,802          $518
GOVERNMENT Portfolio                $10,959          $518
GOVERNMENT RESERVES Portfolio       $ 1,318           N/A
TREASURY Portfolio                  $ 1,802          $518
TAX-EXEMPT Portfolio                $ 1,374           N/A
MUNICIPAL Portfolio                 $ 1,576           N/A

* For the period from December 18, 2006 to March 31, 2007.

      The Service Class of the following Portfolios accrued management and administration fees of the following amounts (before any reimbursement of a Portfolio, described below) for the fiscal period ended March 31, 2008 and 2007:


                               Management and Administration Fees
                               ----------------------------------
                                   Accrued for Fiscal Period
                                   -------------------------
                                         Ended March 31
                                         --------------
Service Class                       2008             2007*
-------------                       ----             ----
MONEY MARKET Portfolio              $1,802           $518
PRIME Portfolio                     $5,238           $518
GOVERNMENT Portfolio                $1,802           $518
GOVERNMENT RESERVES Portfolio       $1,318            N/A
TREASURY Portfolio                  $1,802           $518
TAX-EXEMPT Portfolio                $1,374            N/A
MUNICIPAL Portfolio                 $1,576            N/A
* For the period from December 18, 2006 to March 31, 2007.


Expense Limitations
-------------------

     NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Portfolio expenses, as described below. With respect to any Portfolio, the appropriateness of any such undertaking is determined on a portfolio-by-portfolio basis.


     INSTITUTIONAL CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.20% per annum of that Portfolio's Institutional Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


      For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Institutional Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Institutional Class                     2008                    2007*
-------------------                     ----                    ----
MONEY MARKET Portfolio                  $141,143                $137,243
PRIME Portfolio                         $370,000                $165,552
GOVERNMENT Portfolio                    $149,046                $87,201
GOVERNMENT RESERVES Portfolio           $211,144                  N/A
TREASURY Portfolio                      $166,607                $188,154
TAX-EXEMPT Portfolio                    $133,796                  N/A
MUNICIPAL Portfolio                     $159,496                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Institutional Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.20% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Institutional Class of each Portfolio repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios:


Institutional Class                     2008                    2007*
-------------------                     ----                    ----
MONEY MARKET Portfolio                  $0                        $0
PRIME Portfolio                         $0                        $0
GOVERNMENT Portfolio                    $0                        $0
GOVERNMENT RESERVES Portfolio           $0                       N/A
TREASURY Portfolio                      $0                        $0
TAX-EXEMPT Portfolio                    $0                       N/A
MUNICIPAL Portfolio                     $0                       N/A
* For the period from December 18, 2006 to March 31, 2007.


     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Institutional Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:

Institutional Class                     2008                    2007*
-------------------                     ----                    ----
MONEY MARKET Portfolio                  $  152,500             $26,626
PRIME Portfolio                         $5,295,389              $264,524
GOVERNMENT Portfolio                    $  927,685              $123,887
GOVERNMENT RESERVES Portfolio           $  381,021                N/A
TREASURY Portfolio                      $1,042,895              $130,518
TAX-EXEMPT Portfolio                    $   66,335                N/A
MUNICIPAL Portfolio                     $   25,209                N/A
* For the period from December 18, 2006 to March 31, 2007.

     CASH MANAGEMENT CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.25% per annum of that Portfolio's Cash Management Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Cash Management Class of the following Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Cash Management Class                   2008                    2007*
---------------------                   ----                    ----
MONEY MARKET Portfolio                  $1,195                  $4,787
PRIME Portfolio                         $9,226                   $885
GOVERNMENT Portfolio                    $  312                   $321
GOVERNMENT RESERVES Portfolio           $  569                   N/A
TREASURY Portfolio                      $  490                   $529
TAX-EXEMPT Portfolio                    $3,249                   N/A
MUNICIPAL Portfolio                     $7,019                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Cash Management Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.25% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Cash Management Class of the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Cash Management Class                   2008                    2007*
---------------------                   ----                    ----
MONEY MARKET Portfolio                  $0                       $0
PRIME Portfolio                         $0                       $0
GOVERNMENT Portfolio                    $0                       $0
GOVERNMENT RESERVES Portfolio           $0                      N/A
TREASURY Portfolio                      $0                       $0
TAX-EXEMPT Portfolio                    $0                      N/A

Cash Management Class                   2008                    2007*
---------------------                   ----                    ----
MUNICIPAL Portfolio                     $ 0                     N/A
* For the period from December 18, 2006 to March 31, 2007.

     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Cash Management Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:


Cash Management Class                   2008                    2007*
---------------------                   ----                    ----
MONEY MARKET Portfolio                  $ 1,472                 $285
PRIME Portfolio                         $75,068                 $285
GOVERNMENT Portfolio                    $ 1,203                 $285
GOVERNMENT RESERVES Portfolio           $   732                 N/A
TREASURY Portfolio                      $ 1,000                 $285
TAX-EXEMPT Portfolio                    $ 3,522                 N/A
MUNICIPAL Portfolio                     $   854                 N/A
* For the period from December 18, 2006 to March 31, 2007.

     CAPITAL CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.30% per annum of that Portfolio's Capital Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Capital Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Capital Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $  639                  $4,787
PRIME Portfolio                         $  105                   $885
GOVERNMENT Portfolio                    $  291                   $321
GOVERNMENT RESERVES Portfolio           $  569                   N/A
TREASURY Portfolio                      $  490                   $529
TAX-EXEMPT Portfolio                    $  958                   N/A
MUNICIPAL Portfolio                     $4,030                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Capital Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.30% of its average daily net assets and the reimbursements are made within three years after the year in which NB

Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Capital Class of the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Capital Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $0                       $0
PRIME Portfolio                         $0                       $0
GOVERNMENT Portfolio                    $0                       $0
GOVERNMENT RESERVES Portfolio           $0                      N/A
TREASURY Portfolio                      $0                       $0
TAX-EXEMPT Portfolio                    $0                      N/A
MUNICIPAL Portfolio                     $0                      N/A
* For the period from December 18, 2006 to March 31, 2007.


     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Capital Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:


Capital Class                           2008                     2007*
------------                            ----                     ----
MONEY MARKET Portfolio                  $1,000                   $285
PRIME Portfolio                         $1,000                   $285
GOVERNMENT Portfolio                    $1,000                   $285
GOVERNMENT RESERVES Portfolio           $  732                    N/A
TREASURY Portfolio                      $1,000                   $285
TAX-EXEMPT Portfolio                    $  284                    N/A
MUNICIPAL Portfolio                     $  284                    N/A
* For the period from December 18, 2006 to March 31, 2007.

     SELECT CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.35% per annum of that Portfolio's Select Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Select Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Select Class                            2008                    2007*
------------                            ----                    ----
MONEY MARKET Portfolio                  $  639                  $4,787
PRIME Portfolio                         $  105                   $885
GOVERNMENT Portfolio                    $1,291                   $321
GOVERNMENT RESERVES Portfolio           $  569                   N/A

Select Class                            2008                    2007*
------------                            ----                    ----
TREASURY Portfolio                      $  490                   $529
TAX-EXEMPT PORTFOLIO                    $  958                   N/A
MUNICIPAL PORTFOLIO                     $4,030                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Select Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.35% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Select Class the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Select Class                            2008                    2007*
------------                            ----                    ----
MONEY MARKET Portfolio                  $0                       $0
PRIME Portfolio                         $0                       $0
GOVERNMENT Portfolio                    $0                       $0
GOVERNMENT RESERVES Portfolio           $0                      N/A
TREASURY Portfolio                      $0                       $0
TAX-EXEMPT Portfolio                    $0                      N/A
MUNICIPAL Portfolio                     $0                      N/A
* For the period from December 18, 2006 to March 31, 2007.


     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Select Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:


Select Class                            2008                    2007*
------------                            ----                    ----
MONEY MARKET Portfolio                  $1,000                  $285
PRIME Portfolio                         $1,000                  $285
GOVERNMENT Portfolio                    $6,083                  $285
GOVERNMENT RESERVES Portfolio           $  732                  N/A
TREASURY Portfolio                      $1,000                  $285
TAX-EXEMPT PORTFOLIO                    $  284                  N/A
MUNICIPAL Portfolio                     $  284                  N/A
* For the period from December 18, 2006 to March 31, 2007.

     ADMINISTRATIVE CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.45% per annum of that Portfolio's Administrative Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Administrative Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Administrative Class                    2008                    2007*
--------------------                    ----                    ----
MONEY MARKET Portfolio                  $  639                  $4,787
PRIME Portfolio                         $2,171                   $885
GOVERNMENT Portfolio                    $2,053                   $482
GOVERNMENT RESERVES Portfolio           $  569                   N/A
TREASURY Portfolio                      $  490                   $529
TAX-EXEMPT Portfolio                    $  956                   N/A
MUNICIPAL Portfolio                     $4,029                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Administrative Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.45% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Administrative Class the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Administrative Class                    2008                    2007*
--------------------                    ----                    ----
MONEY MARKET Portfolio                  $0                       $0
PRIME Portfolio                         $0                       $0
GOVERNMENT Portfolio                    $0                       $0
GOVERNMENT RESERVES Portfolio           $0                      N/A
TREASURY Portfolio                      $0                       $0
TAX-EXEMPT Portfolio                    $0                      N/A
MUNICIPAL Portfolio                     $0                      N/A
* For the period from December 18, 2006 to March 31, 2007.


     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Administrative Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:

Administrative Class                    2008                    2007*
--------------------                    ----                    ----
MONEY MARKET Portfolio                  $ 1,000                  $285
PRIME Portfolio                         $14,511                  $285
GOVERNMENT Portfolio                    $14,228                  $567
GOVERNMENT RESERVES Portfolio           $   732                  N/A
TREASURY Portfolio                      $ 1,000                  $285
TAX-EXEMPT Portfolio                    $   286                  N/A
MUNICIPAL Portfolio                     $   286                  N/A
 * For the period from December 18, 2006 to March 31, 2007.

     SERVICE CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.60% per annum of that Portfolio's Service Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Service Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Service Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $  639                 $4,787
PRIME Portfolio                         $  556                   $885
GOVERNMENT Portfolio                    $  291                   $321
GOVERNMENT RESERVES Portfolio           $  569                    N/A
TREASURY Portfolio                      $  490                   $529
TAX-EXEMPT Portfolio                    $  954                    N/A
MUNICIPAL Portfolio                     $4,027                    N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Service Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.60% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and 2007, the Service Class of the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Service Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $0                      $0
PRIME Portfolio                         $0                      $0
GOVERNMENT Portfolio                    $0                      $0
GOVERNMENT RESERVES Portfolio           $0                      N/A
TREASURY Portfolio                      $0                      $0
TAX-EXEMPT Portfolio                    $0                      N/A
MUNICIPAL Portfolio                     $0                      N/A

* For the period from December 18, 2006 to March 31, 2007.

      In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Service Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:


Service Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $1,000                   $285
PRIME Portfolio                         $2,907                   $285
GOVERNMENT Portfolio                    $1,000                   $285
GOVERNMENT RESERVES Portfolio           $  732                   N/A
TREASURY Portfolio                      $1,007                   $285
TAX-EXEMPT Portfolio                    $  288                   N/A
MUNICIPAL Portfolio                     $  288                   N/A
* For the period from December 18, 2006 to March 31, 2007.

     PREMIER CLASS. NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.70% per annum of that Portfolio's Premier Class' average daily net assets. This contractual undertaking lasts until March 31, 2011.


     For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Premier Class of the Portfolios the following amounts of expenses pursuant to each Portfolio's contractual arrangement:


Premier Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $   639                 $4,787
PRIME Portfolio                         $42,110                 $1,102
GOVERNMENT Portfolio                    $   291                  $321
GOVERNMENT RESERVES Portfolio           $   569                  N/A
TREASURY Portfolio                      $     0                  $529
TAX-EXEMPT Portfolio                    $10,462                  N/A
MUNICIPAL Portfolio                     $ 4,025                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     Each Portfolio has contractually agreed that its Premier Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.70% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense. For the fiscal period ended March 31, 2008 and

2007, the Premier Class of the following Portfolios repaid NB Management the following amounts of expenses that NB Management reimbursed to the Portfolios.


Premier Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $0                        $0
PRIME Portfolio                         $0                        $0
GOVERNMENT Portfolio                    $0                        $0
GOVERNMENT RESERVES Portfolio           $0                       N/A
TREASURY Portfolio                      $0                        $0
TAX-EXEMPT Portfolio                    $0                       N/A
MUNICIPAL Portfolio                     $0                       N/A
* For the period from December 18, 2006 to March 31, 2007.


     In addition to the contractual limitation listed above, NB Management has voluntarily undertaken to reimburse an additional 0.10% per annum of the average daily net assets of each class of each Portfolio. NB Management may, at its sole discretion, modify or terminate this voluntary commitment without notice to each Portfolio. For the fiscal period ended March 31, 2008 and 2007, NB Management reimbursed the Premier Class of the Portfolios the following amounts of expenses pursuant to the voluntary arrangement:


Premier Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $  1,000                $285
PRIME Portfolio                         $331,190                $566
GOVERNMENT Portfolio                    $  1,000                $285
GOVERNMENT RESERVES Portfolio           $    732                N/A
TREASURY Portfolio                      $ 32,071                $285
TAX-EXEMPT Portfolio                    $  3,774                N/A
MUNICIPAL Portfolio                     $    289                N/A
* For the period from December 18, 2006 to March 31, 2007.


Sub-Adviser
-----------

     NB Management retains Lehman Brothers Asset Management, 200 South Wacker Drive, Suite 2100, Chicago, IL 60601, as sub-adviser with respect to MONEY MARKET Master Series, PRIME Master Series and TREASURY Master Series pursuant to a sub-advisory agreement dated December 23, 2004, and an assignment and assumption agreement dated December 15, 2006, and with respect to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY RESERVES Master Series, TAX-EXEMPT Master Series and MUNICIPAL Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (each, a "Sub-Advisory Agreement").

     Pursuant to each Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. Each Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for each Master Series in its discretion and will continuously develop an investment program for each Master Series' assets. Each Sub-Advisory Agreement permits

Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. Each Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

     Each Sub-Advisory Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. Each Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

Investment Companies Managed
----------------------------

     The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Master Series. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

     There may be occasions when a Master Series and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Master Series, in other cases it is believed that a Master Series' ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Master Trustees that the desirability of the Master Series' having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

     The  Master  Series  are  subject  to  certain  limitations  imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman

Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

     The Portfolios, Master Series, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, Portfolio Trustees and Master Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio Managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Master Series or taking personal advantage of investment opportunities that may belong to the Master Series. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of NB Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

     Lehman Brothers Asset Management and NB Management are wholly owned by Lehman Brothers Holdings Inc. ("Lehman Brothers"), a publicly-owned holding company. The directors, officers and/or employees of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management and Neuberger Berman Inc. are: Joseph Amato, Kevin Handwerker, Jack
L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Portfolio Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are:
Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

     Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                       SHAREHOLDER SERVICING ARRANGEMENTS

     The Trust, on behalf of each Portfolio, has entered into a Shareholder Servicing Agreement with NB Management with respect to each Class of shares (except the Institutional Class shares) of each Portfolio ("Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, NB

Management provides to the shareholders and beneficial owners of each Class (except the Institutional Class) the shareholder services listed below for each Class, some or all of which may be provided by banks, trust companies or other institutions that provide such shareholder services to their accounts ("Accounts") and their Account holders and which have entered into a service agreement with NB Management (each, a "Service Organization"). NB Management may compensate a Service Organization for the shareholder services it provides to Accounts and Account holders pursuant to such service agreement. The Shareholder Servicing Agreement requires each Class to compensate NB Management for the shareholder services provided to that Class, as described below.

     CASH MANAGEMENT. NB Management receives from the Cash Management Class of each Portfolio a fee at an annual rate of 0.05% of the Portfolio's Cash Management Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Cash Management Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Cash Management shares, (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; and (iv) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.


     For the fiscal period ended March 31, 2008 and 2007, the Cash Management Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:


Cash Management Class                   2008                    2007*
---------------------                   ----                    ----
MONEY MARKET Portfolio                  $   736                  $144
PRIME Portfolio                         $37,534                  $144
GOVERNMENT Portfolio                    $   601                  $144
GOVERNMENT RESERVES Portfolio           $   366                  N/A
TREASURY Portfolio                      $   500                  $144
TAX-EXEMPT Portfolio                    $ 3,401                  N/A
MUNICIPAL Portfolio                     $   841                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     CAPITAL CLASS. NB Management receives from the Capital Class of each Portfolio a fee at an annual rate of 0.10% of the Portfolio's Capital Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Capital Class shares of a Portfolio:
(i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Capital shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Capital shares; and (v) such other similar services as a Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

     For the fiscal period ended March 31, 2008 and 2007, the Capital Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:


Capital Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $1,000                  $288
PRIME Portfolio                         $1,000                  $288
GOVERNMENT Portfolio                    $1,000                  $288
GOVERNMENT RESERVES Portfolio           $  732                  N/A
TREASURY Portfolio                      $1,000                  $288
TAX-EXEMPT Portfolio                    $  557                  N/A
MUNICIPAL Portfolio                     $  557                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     SELECT CLASS. NB Management receives from the Select Class of each Portfolio a fee at an annual rate of 0.15% of the Portfolio's Select Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Select Class shares of a Portfolio:
(i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Select shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Select shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through the service organization, for example, retirement, asset allocation, bank trust or private banking programs or services; and (vi) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

     For the fiscal period ended March 31, 2008 and 2007, the Select Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:


Select Class                            2008                    2007*
------------                            ----                    ----
MONEY MARKET Portfolio                  $1,500                   $432
PRIME Portfolio                         $1,500                   $432
GOVERNMENT Portfolio                    $9,125                   $432
GOVERNMENT RESERVES Portfolio           $1,097                   N/A
TREASURY Portfolio                      $1,500                   $432
TAX-EXEMPT Portfolio                    $  836                   N/A
MUNICIPAL Portfolio                     $  836                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     ADMINISTRATIVE CLASS. NB Management receives from the Administrative Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Administrative Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Administrative Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Administrative shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Administrative shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations;
(vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

     For the fiscal period ended March 31, 2008 and 2007, the Administrative Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:


Administrative Class                    2008                    2007*
--------------------                    ----                    ----
MONEY MARKET Portfolio                  $ 2,500                  $719
PRIME Portfolio                         $36,278                  $719
GOVERNMENT Portfolio                    $35,572                 $1,425
GOVERNMENT RESERVES Portfolio           $ 1,829                  N/A
TREASURY Portfolio                      $ 2,500                  $719
TAX-EXEMPT Portfolio                    $ 1,393                  N/A
MUNICIPAL Portfolio                     $ 1,393                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     SERVICE CLASS. NB Management receives from the Service Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Service Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Service Class shares of a Portfolio:
(i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Service shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Service shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations; (vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

     For the fiscal period ended March 31, 2008 and 2007, the Service Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:

Service Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $2,500                   $719
PRIME Portfolio                         $7,268                   $719
GOVERNMENT Portfolio                    $2,500                   $719
GOVERNMENT RESERVES Portfolio           $1,829                   N/A
TREASURY Portfolio                      $2,500                   $719
TAX-EXEMPT Portfolio                    $1,393                   N/A
MUNICIPAL Portfolio                     $1,393                   N/A
* For the period from December 18, 2006 to March 31, 2007.


     PREMIER CLASS. NB Management receives from the Premier Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Premier Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Premier Class shares of a Portfolio:
(i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Premier shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Premier shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations; (vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

     For the fiscal period ended March 31, 2008 and 2007, the Premier Class of the following Portfolios paid NB Management the following amounts pursuant to the Shareholder Servicing Agreement:


Premier Class                           2008                     2007*
-------------                           ----                     ----
MONEY MARKET Portfolio                  $  2,500                 $719
PRIME Portfolio                         $833,484                $1,423
GOVERNMENT Portfolio                    $  2,500                 $719
GOVERNMENT RESERVES Portfolio           $  1,829                  N/A
TREASURY Portfolio                      $ 68,715                 $719
TAX-EXEMPT Portfolio                    $ 18,429                  N/A
MUNICIPAL Portfolio                     $  1,393                  N/A
* For the period from December 18, 2006 to March 31, 2007.


     ALL CLASSES. The Shareholder Servicing Agreement continues until October 31, 2008. The Shareholder Servicing Agreement is renewable from year to year with respect to each Class, so long as its continuance is approved at least annually by vote or written consent of the Portfolio Trustees, including a majority of the Independent Portfolio Trustees. The Shareholder Servicing Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. The Shareholder Servicing Agreement terminates automatically if it is assigned; provided that with the consent of a Portfolio, which may be general or specific, NB Management may subcontract to another person any of its responsibilities with respect to such Portfolio.

                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

     NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. The shares of each Portfolio are offered on a no-load basis.

     In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolios' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

     For each Portfolio's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Portfolio, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Portfolio's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Portfolio Trustees. These lists will not be used to offer the Portfolio's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

     The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class, the Cash Management Class, the Capital Class, the Select Class and the Administrative Class, and a Distribution and Service Agreement with respect to the Service Class and the Premier Class of each Portfolio ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2008. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

Distribution Plan (Service Class Only)
--------------------------------------

     The Trust, on behalf of each Portfolio, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Service Class of each Portfolio. The Plan permits the Service Class of a Portfolio to pay NB Management fees for (1) providing services related to the sales and distribution of shares and/or (2) providing administrative and shareholder services to holders of those shares. Under the Plan, NB Management receives from the Service Class of a Portfolio a fee at the annual rate of a maximum of 0.15% of that Class's average daily net assets. Payments with respect to the Service Class of a Portfolio are made only from assets attributable to that Class of a Portfolio. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, trust companies, third-party administrators and other institutions that support the sale and distribution of shares or provide administrative and shareholder services to the Service Class of a Portfolio and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. In addition, payments may also be made to such institutions to compensate them for administrative and shareholder services provided to the Service Class of a Portfolio and its shareholders. The amount of fees paid by the Service Class of a Portfolio during any year may be more or less than the cost of distribution and other services provided to that Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid.

     The table below sets forth the total amount of fees accrued for the Service Class of the following Portfolios:


Service Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $1,500                  $432
PRIME Portfolio                         $4,361                  $432
GOVERNMENT Portfolio                    $1,500                  $432
GOVERNMENT RESERVES Portfolio           $1,097                  N/A
TREASURY Portfolio                      $1,500                  $432
TAX-EXEMPT Portfolio                    $  836                  N/A
MUNICIPAL Portfolio                     $  836                  N/A
* For the period from December 18, 2006 to March 31, 2007.


Distribution Plan (Premier Class Only)
--------------------------------------

     The  Trust,  on  behalf  of each  Portfolio,  has also  adopted a Plan with respect to the Premier  Class of each  Portfolio.  The Plan  permits the Premier
Class of a Portfolio to pay NB Management fees for (1) providing services related to the sales and distribution of shares and/or (2) providing administrative and shareholder services to holders of those shares. Under the Plan, NB Management receives from the Premier Class of a Portfolio a fee at the annual rate of a maximum of 0.25% of that Class's average daily net assets. Payments with respect to the Premier Class of a Portfolio are made only from assets attributable to that Class of a Portfolio. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, trust companies, third-party administrators and other institutions that support the sale and distribution of shares or provide administrative and shareholder services to the Premier Class of a Portfolio and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. In addition, payments may also be made to such institutions to compensate them for administrative and shareholder services provided to the Premier Class of a Portfolio and its shareholders. The amount of fees paid by the Premier Class of a Portfolio during any year may be more or less than the cost of distribution and other services provided to that Class and its investors. FINRA rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid.

     The table below sets forth the total amount of fees accrued for the Premier Class of the following Portfolios:


Premier Class                           2008                    2007*
-------------                           ----                    ----
MONEY MARKET Portfolio                  $  2,500                 $719
PRIME Portfolio                         $833,484                $1,423
GOVERNMENT Portfolio                    $  2,500                 $719
GOVERNMENT RESERVES Portfolio           $  1,829                 N/A
TREASURY Portfolio                      $ 68,715                 $719
TAX-EXEMPT Portfolio                    $ 18,429                 N/A
MUNICIPAL Portfolio                     $  1,393                 N/A
* For the period from December 18, 2006 to March 31, 2007.


Distribution Plan (Service and Premier Classes)
-----------------------------------------------

     Each Plan requires that NB Management provide the Portfolio Trustees, for their review, a quarterly written report identifying the amounts expended by each Class of a Portfolio and the purposes for which such expenditures were made.

     Prior to approving each Plan, the Portfolio Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that each Plan will benefit the Class of a Portfolio and their shareholders. To the extent each Plan allows the Portfolios to penetrate markets to which they would not otherwise have access, a Plan may result in additional sales of Portfolio shares; this, in turn, may enable the Portfolios to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

     Each Plan continues for one year from the date of its execution. Each Plan is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees and (2) by a vote of the majority of those Independent Portfolio Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Portfolio thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Portfolio and by the Portfolio Trustees in the manner described above. Each Plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Portfolio.

     From time to time, one or more of the Portfolios may be closed to new investors. Because each Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Portfolio to continue paying a 12b-1 fee, even though the Portfolio is closed to new investors.

     For the fiscal period ended March 31, 2008, the Rule 12b-1 payments for PRIME Portfolio Service Class and PRIME Portfolio Premier Class were accrued to be used for compensation to sales personnel in the amount of $4,364.96 and $833,541.43, respectively. The foregoing is estimated and does not include all expenses fairly allocable to NB Management's or its affiliates' efforts to distribute shares of the Portfolio.

Revenue Sharing
---------------

     NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the Portfolios) to certain brokers, dealers, or other financial intermediaries ("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Portfolio shares ("revenue sharing payments").

     Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisers and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations.

     In addition, NB Management may pay for: placing the Portfolios on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Portfolios; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Portfolios; explaining to clients the features and characteristics of the Portfolios; conducting due diligence regarding the Portfolios; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; and furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Portfolio shares) and other similar charges.

     The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Portfolio attributable to the Financial Intermediary, the particular Portfolio or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

     Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Portfolios or of any particular share class of the Portfolios. These payment arrangements, however, will not change the price that an investor pays for Portfolio shares or the amount that a Portfolio receives to invest on behalf of an investor and will not increase Portfolio expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Portfolio.

     In addition to the compensation described above, the Portfolios and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Portfolio share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Portfolios may differ depending on the Portfolio and are designed to be equal to or less than the fees the Portfolios would pay to their transfer agent for similar services. Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.

     NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Portfolio shares and the retention of those investments by clients of Financial Intermediaries. To the extent Financial Intermediaries sell more shares of the Portfolios or retain shares of the Portfolios in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Portfolios with respect to those assets.

                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

     Each Class of a Portfolio's shares are bought or sold at a price that is that Class' NAV per share. The NAV for each Class of a Portfolio and its corresponding Master Series is calculated by subtracting total liabilities of that Class of the Portfolio from total assets attributable to that Class of the Portfolio (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Master Series, multiplied by the Master Series' NAV, plus any other assets). Each Class of a Portfolio's per share NAV is calculated by dividing its NAV by the number of that Class' Portfolio shares outstanding and rounding the result to the nearest full cent.

     Each Portfolio tries to maintain a stable NAV of $1.00 per share. Each Master Series values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series and each corresponding Portfolio price their shares at 5:00 p.m., Eastern time, each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day"). GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio price their shares at 2:00 p.m., Eastern time, on each Business Day. TAX-EXEMPT Master Series and MUNICIPAL Master Series price their shares at 3:00 p.m., Eastern time, on each Business Day.

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

Financial Intermediaries
------------------------

     The Portfolios have authorized one or more Financial Intermediaries to receive purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other administrative intermediaries to receive purchase and redemption orders on the Portfolios' behalf. A Portfolio will be deemed to have received a purchase and redemption order when a Financial Intermediary or its designee receives the order. Purchase and redemption orders will be priced at the next share price to be calculated after the order has been "accepted" as defined in the Portfolios' prospectuses.

                        VALUATION OF PORTFOLIO SECURITIES

     Each Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable its corresponding Portfolio to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Portfolios, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Portfolios, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                         ADDITIONAL EXCHANGE INFORMATION


     As more fully set forth in the section of the Prospectuses entitled "General Shareholder Information - Exchanging Shares," shareholders may redeem a Portfolio's shares and invest the proceeds in shares of another Portfolio described herein, provided that the minimum investment requirements of the other portfolio(s) are met. See the section of the Prospectuses entitled "General Shareholder Information - Exchanging Shares" for the minimum amount required for an exchange.


     The Portfolios described herein may terminate or modify their exchange privileges in the future.


     Before effecting an exchange, Portfolio shareholders must obtain and should review a currently effective prospectus of the Portfolio for the share class into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


     There can be no assurance that any Portfolio herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

     The right to redeem Portfolio shares may be suspended or payment of the redemption price postponed as permitted pursuant to Section 22(e). Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the SEC, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.


     MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series and each corresponding Portfolio price their shares at 5:00 p.m., Eastern time, on each Business Day; GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio price their shares at 2:00 p.m., Eastern time, on each Business Day; and TAX-EXEMPT Master Series and MUNICIPAL Master Series price their shares at 3:00 p.m., Eastern time, on each Business Day. When the NYSE, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.


Redemptions in Kind
-------------------

     Each Portfolio reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Portfolio Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.

                       DIVIDENDS AND OTHER DISTRIBUTIONS
                       ---------------------------------

     Each Portfolio distributes to its shareholders substantially all of its net investment income by class (after deducting expenses attributable to the class) and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and net capital gains). A Master Series' net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses.

     On occasion, a redemption of shares from a single class of a Portfolio that represent a very large percentage of the net assets attributable to the class could leave an amount of undistributed gain or loss allocable to the class that, although anticipated to be relatively small in actual amount, is disproportionately large in relation to the class's remaining share of the Portfolio's assets. Such situations could potentially trigger adverse consequences to the Portfolio. A Portfolio may therefore reallocate the gain or loss among all classes of the Portfolio to eliminate or mitigate those consequences. Because of the way in which this problem might arise, the Portfolios expect the dollar amounts involved to be very small.

     MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series and each corresponding Portfolio normally calculate their respective net investment income and NAV per share as of 5:00 p.m.,

Eastern time, on each Business Day. GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio normally calculate their respective net investment income and NAV per share as of 2:00 p.m., Eastern time, on each Business Day. TAX-EXEMPT Master Series and MUNICIPAL Master Series and their corresponding Portfolios normally calculate their respective net investment income and NAV per share as of 3:00 p.m., Eastern time, on each Business Day.

     Income dividends are declared daily at approximately 4:00 p.m., Eastern time, on each Business Day; dividends declared for each month are paid on the last Business Day of the month. Portfolio shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

     Each Portfolio's income dividends are normally based on its estimated daily net income (including its share of its corresponding Master Series' estimated daily net income). To the extent a Portfolio's or Master Series' actual income available to be paid on a given day differs from the estimated amount paid on that day, adjustments are made to future days' income dividends. Thus, an investor in a Portfolio on a given day will receive that day's estimated dividend adjusted to account for all or a portion of any variance between the estimated income and the actual income from prior days. During periods of unusual market activity, a Portfolio's income dividends may be based on actual income rather than estimated daily net income.

     Each Portfolio's dividends and other distributions are automatically reinvested in additional shares of the Portfolio's class on which the distribution is made, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Portfolio shares.

     A shareholder's cash election with respect to any Portfolio remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Portfolio's mailings to a shareholder for 180 days, the Portfolio will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Portfolio shares until the shareholder requests in writing to State Street or the Portfolio that the cash election be reinstated.

     Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Portfolio's class on which the distribution is made at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

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

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios
--------------------------

     To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) -- in the case of TAX-EXEMPT Portfolio and MUNICIPAL Portfolio (each a "Tax-Free Portfolio"), at least 90% of the sum of that income plus its net interest income excludable from gross income under section 103(a) of the Code -- ("Distribution Requirement"), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


     By qualifying for treatment as a RIC, a Portfolio (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income) to the extent of the Portfolio's earnings and profits. In addition, such a Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service that each such series thereof, as an investor ("feeder") in its corresponding master series, would be deemed to own a proportionate share of the master series' assets, and to earn a proportionate share of the master series' income, for purposes of determining whether the feeder series satisfies all of the requirements described above to qualify as a RIC. Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Portfolios as well.


     Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.


     See the next section for a discussion of the tax consequences to a Portfolio of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.


Taxation of the Master Series
-----------------------------

     Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received private letter rulings from the Service that, among other things, each master series would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, no Master Series is subject to federal income tax; instead, each investor in a Master Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions, and Tax Preference Items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware income or franchise tax.


     Because each Portfolio is deemed to own a proportionate share of its corresponding Master Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify as a RIC and to pay exempt-interest dividends (as described below under "Taxation of the Portfolios' Shareholders - Tax-Free Portfolios' Shareholders"), each Master Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.


     Distributions to a Portfolio from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Portfolio's basis in its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Portfolio's basis in its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Portfolio invests in the Master Series, increased by the Portfolio's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Portfolio and (b) the Portfolio's share of the Master Series' losses.


     Interest a Master Series receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

     TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES ("TAX-FREE MASTER SERIES"). A Tax-Free Master Series may acquire zero coupon or other municipal securities issued with original issue discount ("OID"). As a holder of those securities, a Tax-Free Master Series (and hence its corresponding Tax-Free Portfolio) must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment thereon during the year. Because each Tax-Free Portfolio annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, a Tax-Free Portfolio may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of its share of cash its corresponding Tax-Free Master Series actually receives. Those distributions will be made from the Tax-Free Portfolio's cash assets, if any, or from redemption of part of its interest in the corresponding Tax-Free Master Series, which may have to sell portfolio securities. That Tax-Free Master Series may realize capital gains or losses from those sales, which would increase or decrease the corresponding Tax-Free Portfolio's investment company taxable income and/or taxable capital gain.

     A Tax-Free Master Series may invest in municipal bonds that are purchased, generally not on their original issue, with "market discount" (that is, at a price less than the principal amount of the bond adjusted for any accrued OID) ("municipal market discount bonds"). Market discount less than the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after a Tax-Free Master Series acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition; in lieu of such treatment, an election may be made to include market discount in gross income currently, for each taxable year to which it is attributable.

Taxation of the Portfolios' Shareholders
----------------------------------------

     TAX-FREE PORTFOLIOS' SHAREHOLDERS. Dividends a Tax-Free Portfolio pays will qualify as "exempt-interest dividends," as defined in the Prospectuses, and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (including its share of its corresponding Tax-Free Master Series' total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Tax-Free Portfolio and each Tax-Free Master Series intends to satisfy this requirement. The aggregate dividends a Tax-Free Portfolio designates as exempt-interest dividends for any taxable year may not exceed its net tax-exempt income (including its share of its corresponding Tax-Free Master Series' net tax-exempt income for the year). Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.


     Interest on indebtedness incurred or continued by a shareholder to purchase or carry Tax-Free Portfolio shares is not deductible for federal income tax purposes.

     Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by PABs should consult their tax advisers before purchasing Tax-Free Portfolio shares because, for users of certain of these facilities, the interest on PABs is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs.


     Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

     If a Tax-Free Master Series invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and this SAI, the portion of any Tax-Free Portfolio dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Tax-Free Master Series realizes capital gain as a result of market transactions, any distributions of the gain by its corresponding Tax-Free Portfolio will be taxable to its shareholders.


     Tax-exempt interest, including exempt-interest dividends, is subject to information reporting. Accordingly, the amount of exempt-interest dividends -- and, to the extent determination thereof is possible after reasonable effort, the part thereof constituting interest that is a Tax Preference Item -- that the Tax-Free Portfolios pay to their shareholders will be reported to them annually on Forms 1099-INT (or substitutes therefor). The foregoing will not apply, however, with respect to the part of those dividends attributable to OID on municipal bonds and interest on tax-exempt "bearer" bonds until the Service provides future guidance.

     OTHER. The dividends and other distributions each Portfolio pays to a non-resident alien individual or foreign corporation (i.e., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax.


     STATE TAXATION. Shareholders' treatment of dividends from a Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning state and local taxation of Portfolio distributions.


                             PORTFOLIO TRANSACTIONS

     Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

     In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Master Series receives give-ups or reciprocal business in connection with its securities transactions.




     During the fiscal year ended March 31, 2008, Money Market Master Series acquired securities of the following of its "regular brokers or dealers":
Barclays Bank Plc, Morgan Stanley, Merrill, Lynch, Pierce, Fenner & Smith, Inc., Fortis Securities LLC, Goldman, Sachs & Co., Banc of America Securities, Inc. At March 31, 2008, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Barclays Bank Plc, $64,688,426, Morgan Stanley, $55,000,000, Merrill, Lynch, Pierce, Fenner & Smith, Inc., $44,997,727, Fortis Securities LLC, $40,000,000, Goldman, Sachs & Co., $25,000,000, Banc of America Securities, Inc., $24,746,031.





     During the fiscal year ended March 31, 2008, Prime Master Series acquired securities of the following of its "regular brokers or dealers": Banc of America Securities, Inc., Merrill, Lynch, Pierce, Fenner & Smith, Inc., Barclays Bank Plc, Morgan Stanley, Credit Suisse First Boston Corp. At March 31, 2008, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Banc of America Securities, Inc., $254,012,592, Merrill, Lynch, Pierce, Fenner & Smith, Inc., $129,960,909, Barclays Bank Plc, $128,686,712, Morgan Stanley, $114,820,273, Credit Suisse First Boston Corp., $35,007,923.


     During the fiscal period ended March 31, 2008, Government Master Series did not acquire any securities of its "regular brokers or dealers."

     During the fiscal period ended March 31, 2008, Government Reserves Master Series did not acquire any securities of its "regular brokers or dealers."




     During the fiscal period ended March 31, 2008, Treasury Master Series did not acquire any securities of its "regular brokers or dealers."

     During the fiscal period ended March 31, 2008, Tax-Exempt Master Series did not acquire any securities of its "regular brokers or dealers."

     During the fiscal period ended March 31, 2008, Municipal Master Series did not acquire any securities of its "regular brokers or dealers."

     The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Master Series as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Master Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

     The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

     Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Portfolio Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

     A committee of Independent Master Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Master Series and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Master Series must be reviewed and approved no less often than annually by a majority of the Independent Master Trustees.

     To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

     Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.

Portfolio Holdings Disclosure Policy
------------------------------------

     Each Master Series prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

     NB Management and each Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of that Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

     Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Portfolio shareholders and that no conflict of interest exists between the shareholders and the respective Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

     Neither a Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Trustees reviews each Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

     Pursuant to Codes of Ethics adopted by each Master Series, NB Management and Lehman Brothers Asset Management ("Codes of Ethics"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of that Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes of Ethics also prohibit any person associated with a Master Series, NB Management or Lehman Brothers Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by a Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

     Each Master Series currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

     STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Master Series employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

     SECURITIES LENDING AGENT. One or more of the Master Series may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Master Series' operations that is designated by that Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Master Series participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

     OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. Each Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to that Master Series who require access to this information to fulfill their duties to the Master Series.

     In addition, each Master Series may disclose portfolio holdings information to third parties that calculate information derived from holdings for use by NB Management and/or Lehman Brothers Asset Management. Currently, each Master Series provides its complete portfolio holdings to FactSet Research Systems Inc. ("FactSet") each day for this purpose. FactSet receives reasonable compensation for its services.

     In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

     RATING, RANKING AND RESEARCH AGENCIES. Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day; Fitch Inc. each week, for Master Series whose corresponding feeder funds are rated by Fitch Inc.; and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communiqu{e'} International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Lehman Brothers Asset Management or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Master Series.

Expense Offset Arrangement
--------------------------

     Each Master Series also has an expense offset arrangement in connection with its custodian contract. For the fiscal period ended March 31, 2008, the impact of this arrangement was a reduction of expenses as follows:


--------------------------------------------------------------------------------
 PORTFOLIO                              AMOUNT OF REDUCTION OF
                                        EXPENSES
--------------------------------------------------------------------------------
 MONEY MARKET Portfolio                         $    674
--------------------------------------------------------------------------------
 PRIME Portfolio                                $ 60,906
--------------------------------------------------------------------------------
 GOVERNMENT Portfolio                           $ 19,183
--------------------------------------------------------------------------------
 GOVERNMENT RESERVES Portfolio                  $  1,291
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 PORTFOLIO                              AMOUNT OF REDUCTION OF
                                        EXPENSES
--------------------------------------------------------------------------------
 TREASURY Portfolio                             $128,742
--------------------------------------------------------------------------------
 TAX-EXEMPT Portfolio                           $ 33,555
--------------------------------------------------------------------------------
 MUNICIPAL Portfolio                            $ 15,899
--------------------------------------------------------------------------------


Proxy Voting
------------

     The Board has delegated to NB Management the responsibility to vote proxies related to the securities of their respective investment advisory clients. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the relevant Master Series, its corresponding Portfolio, and the Portfolio's shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

     NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of the advisory clients for whom NB Management has voting authority, including the Master Series. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

     NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Glass, Lewis & Co. ("Glass Lewis") to vote proxies in accordance with NB Management's voting guidelines.

     NB Management's guidelines adopt the voting recommendations of Glass Lewis. NB Management retains final authority and fiduciary responsibility for proxy voting for their respective investment advisory clients. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

     In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

     If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     Information regarding how the Master Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-800-877-9700 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

     Shareholders of each Portfolio will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Portfolios. Each Portfolio's statements show the investments owned by it and the market values thereof and provide other information about the Portfolio and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Portfolios
--------------

     Each Portfolio is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate operating series (the Portfolios). The Portfolio Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

     DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

     SHAREHOLDER MEETINGS. The Portfolio Trustees do not intend to hold annual meetings of shareholders of the Portfolios. The Portfolio Trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote at the meeting.

     CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of each Portfolio will not be personally liable for the obligations of that Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

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

Master Series
-------------

     Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (the nine Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

     PORTFOLIOS' INVESTMENTS IN MASTER SERIES. Each Portfolio is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Portfolio that invests in it, in turn invests in securities; the Portfolio thus acquires an indirect interest in those securities.

     Each Portfolio's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

     Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Portfolio and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, shareholders of a Class of the Portfolio may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Portfolio that invests in a Master Series is available from NB Management by calling 888-556-9030.

     The Portfolio Trustees believe that investment in a Master Series by other potential investors in addition to the Portfolios may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

     Each Portfolio may withdraw its entire investment from its corresponding Master Series at any time, if the Portfolio Trustees determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Portfolio Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Portfolio withdrew its

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

investment from a Master Series, the Portfolio Trustees would consider what actions might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

     INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Portfolio's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

     CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.

     OTHER. For Portfolio shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

     Each Portfolio and Master Series has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Portfolio's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Portfolio shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

     MONEY MARKET Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series and MUNICIPAL Master Series and their corresponding Portfolios, MONEY MARKET Portfolio, GOVERNMENT Portfolio, GOVERNMENT RESERVES Portfolio and MUNICIPAL Portfolio, respectively, have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent registered public accounting firm that will audit its financial statements.

     PRIME Master Series, TREASURY Master Series, TREASURY RESERVES Master Series and TAX-EXEMPT Master Series and their corresponding Portfolios, PRIME Portfolio, TREASURY Portfolio, TREASURY RESERVES Portfolio and TAX-EXEMPT Portfolio, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the independent registered public accounting firm that will audit their financial statements.


                                  LEGAL COUNSEL


     The Trusts have selected K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

      As of July 1, 2008, the following are all of the beneficial and record owners of more than five percent of the Portfolios. Except where indicated with an asterisk, the owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Portfolio of its policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.

PORTFOLIO                     NAME & ADDRESS                       PERCENT OWNED
---------                     --------------                       -------------

GOVERNMENT Portfolio          SEI Private Trust Co                    94.04%
ADMINISTRATIVE CLASS          1 Freedom Valley Road
                              Oaks, PA 19456

GOVERNMENT Portfolio          Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT Portfolio          Lehman Brothers Holdings Inc.           100.00%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT Portfolio          Mellon Bank NA                          13.78%
INSTITUTIONAL CLASS           1 Mellon Bank Center
                              Pittsburgh, PA 15258-0001

                              The Williams Company, Inc.              7.92%
                              One Williams Center
                              Tulsa, OK 74172-0140

                              Chase Oil Corporation                   7.54%
                              PO Box 1767
                              Artesia, NM 88211-1767

                              Discover Bank                           6.27%
                              12 Reads Way
                              New Castle, DE 19720-1601

                              Rambus Inc                              5.04%
                              4440 El Camino Real
                              Los Altos, CA 94022-1003

GOVERNMENT Portfolio          Hollow Tree Enterprises                 16.23%
PREMIER CLASS                 1590 Hollow Tree Drive
                              Pittsburgh, PA 15241-2922

                              Lehman Brothers Holdings Inc.           11.16%
                              745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

                              Schwartz Brothers Insurance Agency      9.33%
                              1 South Wacker Drive
                              Suite 3600
                              Chicago, IL 60606-4603

                              Phyllis G. Neiman, Trustee              6.77%
                              209 East Lake Shore Drive
                              Apartment 13E
                              Chicago, IL 60611-1307

                              Eric and Purnima King                   6.70%
                              2 Townsend Street, Apt. 1-901
                              San Francisco, CA 94107-2042

                              Hollow Tree Enterprises                 5.47%
                              1590 Hollow Tree Drive
                              Pittsburgh, PA 15241-2922

                              Tancredi LLC                            5.42%
                              496 Mariner Drive
                              Jupiter, FL 33477-4068

GOVERNMENT Portfolio          C3 Capital Partners LP                  63.36%
SELECT CLASS                  4520 Main Street, Suite 1600
                              Kansas City, MO 64111-7700

                              C3 Capital Partners LP                  20.28%
                              4520 Main Street, Suite 1600
                              Kansas City, MO 64111-7700

                              Lehman Brothers Holdings Inc.           16.35%
                              745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT Portfolio          Lehman Brothers Holdings Inc.           100.00%
SERVICE CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT RESERVES Portfolio Lehman Brothers Holdings Inc.           100.00%
ADMINISTRATIVE CLASS          745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT RESERVES Portfolio Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

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

GOVERNMENT RESERVES Portfolio Lehman Brothers Holdings Inc.           100.00%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT RESERVES Portfolio Lehman Brothers Inc.                    13.69%
INSTITUTIONAL CLASS           70 Hudson Street
                              Jersey City, NJ 07302-6599

                              Lyles United LLC                        10.00%
                              PO Box 4376
                              Fresno, CA 93744-4376

                              David L. McDonald, Trustee              9.28%
                              14141 Millerton Road
                              Prather, CA 93651-9796

                              Bruce and Martha Karsh                  8.92%
                              1201 Tower Grove Drive
                              Beverly Hills, CA 90210-2135

GOVERNMENT RESERVES Portfolio IX Energy Inc.                          71.57%
PREMIER CLASS                 419 Lafayette Street, Floor 6
                              New York, NY 10003-7033

                              Lehman Brothers Holdings Inc.           12.51%
                              745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

                              Mayfair Trucking Inc.                   7.91%
                              61 Lincoln Highway
                              Kearny, NJ 07032-4502

                              Michael and Janine Webb                 5.00%
                              222 Hudson Street, Apt. 1
                              Hoboken, NJ 07030-5803

GOVERNMENT RESERVES Portfolio Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

GOVERNMENT RESERVES Portfolio Lehman Brothers Holdings Inc.           100.00%
SERVICE CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

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

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           100.00%
ADMINISTRATIVE Class          745 7[th] Avenue, Floor 4
                              New York, NY 10019

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           99.99%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           64.23%
INSTITUTIONAL CLASS           745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

                              Prime Group Realty LP                   35.68%
                              77 W. Wacker Drive
                              Suite 3900
                              Chicago, IL 60601-1677

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           100.00%
PREMIER CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  745 7[th] Avenue, Floor 4
                              New York, NY 10019

MONEY MARKET Portfolio        Lehman Brothers Holdings Inc.           100.00%
SERVICE CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019

PRIME Portfolio               Citibank                                35.01%
ADMINISTRATIVE CLASS          111 Wall Street, Floor 15
                              New York, NY 10005-3509

                              Citibank                                33.51%
                              111 Wall Street, Floor 15
                              New York, NY 10005-3509

                              Citibank                                14.06%
                              111 Wall Street, Floor 15
                              New York, NY 10005-3509

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

                              Citibank                                10.18%
                              111 Wall Street, Floor 15
                              New York, NY 10005-3509

                              Lehman Brothers Holdings Inc.           5.54%
                              745 7[th] Avenue, Floor 4
                              New York, NY 10019

PRIME Portfolio               Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019

PRIME Portfolio               Lehman Brothers Holdings Inc.           50.97%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019

                              North Carolina Shareholder Services LLC 33.53% PO Box 4365
                              Rocky Mountain, NC 27803-0365

                              North Carolina Shareholder Services LLC 15.48% PO Box 4365
                              Rocky Mountain, NC 27803-0365

PRIME Portfolio               Strategic Commodities                   16.32%
INSTITUTIONAL CLASS           Master Fund, LTD
                              399 Park Avenue, Floor 5
                              New York, NY 10022-4617

                              Hare & Co                               13.67%
                              The Bank of New York
                              111 Sanders Creek Parkway
                              Floor 2
                              East Syracuse, NY 13057

                              The Tap Master Fund LTD                 11.57%
                              129 Front Street
                              Hamilton, Bermuda HM12

                              The ETAP Master Fund LTD                7.27%
                              67 Irving Place, 12[th] Floor
                              New York, NY 10003-2251

PRIME Portfolio               LBREP Park Avenue                        9.19%
PREMIER CLASS                 Holdings LLC
                              399 Park Avenue, Floor 11
                              New York, NY 10022-4614

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

PRIME Portfolio               Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  745 7[th] Avenue, Floor 4
                              New York, NY 10019

PRIME Portfolio               Savedaily.com, Inc.                     81.28%
SERVICE CLASS                 3020 Old Ranch Parkway
                              Suite 140
                              Seal Beach, CA 90740-2751

                              Lehman Brothers Holdings Inc.           18.71%
                              745 7[th] Avenue, Floor 4
                              New York, NY 10019

TREASURY Portfolio            Lehman Brothers Holdings Inc.           100.00%
ADMINISTRATIVE CLASS          745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TREASURY Portfolio            Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TREASURY Portfolio            Lehman Brothers Holdings Inc.           100.00%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TREASURY Portfolio            Lehman Brothers, Inc.                   16.24%
INSTITUTIONAL CLASS           70 Hudson Street
                              Jersey City, NJ 07302-6599

                              Hare & Co.                              10.28%
                              The Bank of New York
                              111 Sanders Creek Parkway
                              2[nd] Floor
                              East Syracuse, NY 13057

                              American Express Credit Corp.           9.34%
                              301 N. Walnut Street, Suite 1002
                              Wilmington, DE 19801-2919

                              Mellon Bank NA                          7.32%
                              1 Mellon Bank Center
                              Pittsburgh, PA 15258-0001

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

                              Halliburton                             6.30%
                              10200 Bellaire Blvd. 34E
                              Houston, TX 77072-5206

TREASURY Portfolio            Elliot Financial Services               3.93%
PREMIER CLASS                 1070 Holt Avenue
                              Manchester, NH 03109-5603

TREASURY Portfolio            Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TREASURY Portfolio            Band & Co.                              99.00%
SERVICE CLASS                 P.O. Box 1787
                              Milwaukee, WI 53201-1787

TAX-EXEMPT Portfolio          Lehman Brothers Holdings Inc.           100.00%
ADMINISTRATIVE CLASS          745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TAX-EXEMPT Portfolio          HSBC Bank USA                           99.57%
CAPITAL CLASS                 10 E. 40[th] Street, Floor 14
                              New York, NY 10016-0201

TAX-EXEMPT Portfolio          Lehman Brothers Holdings Inc.           100.00%
CASH MANAGEMENT CLASS         745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

TAX-EXEMPT Portfolio          Mellon Bank NA                          56.05%
INSTITUTIONAL CLASS           1 Mellon Bank Center
                              Pittsburgh, PA 15258-0001

                              Toyota Motor Sales USA Inc.             31.25%
                              19001 S. Western Avenue G200
                              Torrance, CA 90501 - 1196

                              The Troesh Trust                        8.42%
                              12006 Port Labelle Drive
                              Las Vegas, NV 89141-6020

TAX-EXEMPT Portfolio          Herman Luis Stude                       8.94%
PREMIER CLASS                 3300 Midlane Street
                              Houston, TX 77027-5614

TAX-EXEMPT Portfolio          Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  745 7[th] Avenue, Floor 4
                              New York, NY 10019-6801

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

TAX-EXEMPT Portfolio          Lehman Brothers Holdings Inc.           100.00%
SERVICE CLASS                 452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
ADMINISTRATIVE CLASS          452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
CAPITAL CLASS                 452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
CASH MANAGEMENT CLASS         452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           The Troesh Trust                        63.81%
INSTITUTIONAL CLASS           12006 Port Labelle Drive
                              Las Vegas, NV 89141-6020

                              Bear Stearns Securities Corp.           25.20%
                              One Metrotech Center North
                              Brooklyn, NY 11201-3870

                              Mellon Bank NA                          9.30%
                              1 Mellon Bank Center
                              Pittsburgh, PA 15258-0001

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
PREMIER CLASS                 452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
SELECT CLASS                  452 Fifth Avenue
                              New York, NY 10018-2706

MUNICIPAL Portfolio           Lehman Brothers Holdings Inc.           100.00%
SERVICE CLASS                 452 Fifth Avenue
                              New York, NY 10018-2706

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Portfolios and Master Series.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Portfolios' Annual Report to shareholders for the fiscal year ended March 31, 2008:


            The audited financial statements of MONEY MARKET Portfolio, MONEY MARKET Master Series, MUNICIPAL Portfolio, MUNICIPAL Master Series, GOVERNMENT RESERVES Portfolio, GOVERNMENT RESERVES Master Series, GOVERNMENT Portfolio and GOVERNMENT Master Series, notes thereto, and the reports of Ernst & Young LLP, independent registered public accounting firm, with respect to such audited financial statements.

            The audited financial statements of PRIME Portfolio, PRIME Master Series, TAX-EXEMPT Portfolio, TAX-EXEMPT Master Series, TREASURY Portfolio and TREASURY Master Series notes thereto, and the reports of Tait, Weller &

            Baker LLP, independent registered public accounting firm, with respect to such audited financial statements.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:
     --------------------------

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

     MOODY'S CORPORATE BOND RATINGS:
     ------------------------------

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


     FITCH, INC. CORPORATE BOND RATINGS:
     ----------------------------------


     THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

     BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

     DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

      DBRS CORPORATE BOND RATINGS:
      ---------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

     AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

     A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

     BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

     BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

     B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

     CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

     D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

     HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

     S&P COMMERCIAL PAPER RATINGS:
     -----------------------------

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS:
     ---------------------------------

     Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-    Leading market positions in well-established industries.

-    High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     FITCH COMMERCIAL PAPER RATINGS:
     -------------------------------

     THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

     F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


     DBRS COMMERCIAL PAPER RATINGS:
     ------------------------------

     THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

     R-1 (high) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

     R-1 (middle) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                 LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

                  POST-EFFECTIVE AMENDMENT NO. 3 ON FORM N-1A

                                     PART C

                               OTHER INFORMATION

Item 23.    Exhibits
--------    --------

Exhibit     Description
Number

(a) (1) Restated Certificate of Trust. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on October 24,
          2006).

    (2) Trust Instrument, Amended and Restated. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15,
          2006).

(b) By-Laws, Amended and Restated. (Incorporated by Reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement, File Nos. 333-122846 and 811-21716, filed on May 29, 2008).

(c) (1) Registrant's By-Laws, Articles V, VI, and VIII. (Incorporated by Reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement, File Nos. 333-122846 and 811-21716, filed on May 29, 2008).

    (2) Registrant's Trust Instrument, Articles IV, V and VI. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006.

(d) (1)   (i)   Management Agreement between Institutional Liquidity Trust and
                Neuberger Berman Management Inc. ("NB Management").
                (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional
                Liquidity Cash Management Funds, File Nos. 333-120167 and
                811-21648, filed on December 23, 2004).

          (ii) Amended Schedule A and B to the Management Agreement between Institutional Liquidity Trust and NB Management. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

    (2)   (i)   Investment Advisory Agreement between NB Management and Lehman
                Brothers Asset Management, Inc. with respect to Money Market
                Master Series, Prime Master Series and Treasury Master Series.
                (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional
                Liquidity Cash Management Funds, File Nos. 333-120167 and
                811-21648, filed on December 23, 2004).

          (ii) Assignment and Assumption Agreement between NB Management and Lehman Brothers Asset Management LLC. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

          (iii) Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, Tax- Exempt Master Series and Treasury Reserves Master Series. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

          (iv) Amended Schedule A and B to the Investment Advisory Agreement between Institutional Liquidity Trust and NB Management. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

Exhibit   Description
Number

(e) (1)   (i)   Distribution and Services Agreement between Registrant and NB
                Management with respect to Premier Class and Service Class.
                (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

          (ii) Amended Schedule A to the Distribution and Services Agreement between Registrant and NB Management with respect to Premier Class and Service Class. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27,
                2007).

    (2)   (i)   Distribution  Agreement between Registrant and NB Management with respect to Administrative Class, Capital Class, Cash
                Management Class, Institutional Class and Select Class.
                (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333- 122847 and 811-21715, filed on December 15, 2006).

          (ii) Amended Schedule A to the Distribution Agreement between Registrant and NB Management with respect to Administrative Class, Capital Class, Cash Management Class, Institutional Class and Select Class. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

(f)       Bonus, Profit Sharing Contracts.  (Not applicable).

(g) (1) Custodian Contract Between Registrant and State Street Bank and Trust Company. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811- 21715, filed on December 15, 2006).

(h) (1) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company. (Incorporated by Reference to Post Effective Amendment No. 116 to the Registration Statement of Neuberger Berman Equity Funds, File Nos. 2-11357 and 811-00582, filed on June 2,
          2006).

    (2) Administration Agreement between Registrant and NB Management. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

    (3) Expense Limitation Agreement Between Registrant and NB Management. (Filed herewith).

    (4) Expense Limitation Agreement Between Institutional Liquidity Trust and NB Management. (Incorporated by Reference to Post-
          Effective Amendment 64 to the Lehman Brothers Income Funds Registration statement on Form N-1A, File Nos. 2-85229 and 811-3802, filed on February 28, 2008).

    (5)   (i)   Shareholder Servicing Agreement. (Incorporated  by Reference to
                Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December
                15, 2006).

          (ii) Amended Schedule A to Shareholder Servicing Agreement. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

(i) Opinion and Consent of K&L Gates LLP with respect to legality of securities being registered. (Filed herewith).

(j) (1) Consent of Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm. (Filed herewith).

    (2) Consent of Consent of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. (Filed herewith).

(k)       Financial Statements Omitted from Prospectus.  (Not applicable).

Exhibit   Description
Number

(l) Letter of Investment Intent. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15,
          2006).

(m) (i) Plan Pursuant to Rule 12b-1 with respect to Premier Class and Service Class shares of the Registrant. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15,
          2006).

    (ii) Amended Schedule A to the Plan Pursuant to Rule 12b-1 with respect to Premier Class and Service Class shares of the Registrant. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

(n) Plan Pursuant to Rule 18f-3 under the 1940 Act. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

(o) (1) Powers of Attorney for Institutional Liquidity Trust. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15, 2006).

    (2) Powers of Attorney for Institutional Liquidity Trust. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

    (3) Powers of Attorney for Institutional Liquidity Trust. (Incorporated by Reference to Post-Effective Amendment No. 57 to the Registration statement of Lehman Brothers Income Funds, File Nos. 2-85229 and 811-3802, filed on September 10, 2007).

    (4) Powers of Attorney for Registrant. (Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on December 15,
          2006).

    (5) Powers of Attorney for Registrant. (Incorporated by Reference to Post-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on July 27, 2007).

    (6) Powers of Attorney for Registrant. (Incorporated by Reference to Post-Effective Amendment No. 57 to the Registration statement of Lehman Brothers Income Funds, File Nos. 2-85229 and 811-3802, filed on September 10, 2007).

(p) (1) Code of Ethics for Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Reserve Liquidity Funds, File Nos. 333-122846 and 811- 21716, filed on April 8, 2005).

    (2) Code of Ethics for Lehman Brothers Asset Management LLC. (Incorporated by Reference to Post-Effective Amendment No. 45 to the Registration Statement of Neuberger Berman Equity Funds on Form N-1A, File Nos. 2-85229 and 811-3802, filed on March 18, 2005.)


Item 24.  Persons Controlled By or Under Common Control with Registrant.
--------  ------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.
--------  --------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof{ellipsis}". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section  9  of  the  Management  Agreement  between   NB   Management  and
Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

      Section 6 of the Investment Advisory Agreement between NB Management and Lehman Brothers Asset Management LLC, with respect to the Master Trust or any series thereof, provides that neither Lehman Brothers Asset Management LLC nor any director, officer or employee of Lehman Brothers Asset Management LLC performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.

      Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 13 of the
Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the

Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers
Insurance.

Item 26.  Business and Other Connections of Investment Adviser and Sub-Adviser.
--------  ---------------------------------------------------------------------

      There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Joseph V. Amato                             Director, NB Management since 2007; Sole Director, CEO and President,
Director                                    Neuberger Berman Inc. since 2007; CEO, Neuberger Berman, LLC since 2007;
                                            Managing Director, Lehman Brothers Inc. since 1994; formerly, Co-Head of
                                            Asset Management, Neuberger Berman, LLC from 2006 to 2007; Vice President,
                                            Neuberger Berman Advisers Management Trust; Vice President, Neuberger
                                            Berman Equity Funds; Vice President, Lehman Brothers Income Funds; Vice
                                            President, Neuberger Berman Intermediate Municipal Fund Inc.; Vice
                                            President, Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                            Vice President, Neuberger Berman California Intermediate Municipal Fund
                                            Inc.; Vice President, Neuberger Berman Income Opportunity Fund Inc.; Vice
                                            President, Neuberger Berman Real Estate Securities Income Fund Inc.; Vice
                                            President, Neuberger Berman Dividend Advantage Fund Inc.; Vice President,
                                            Lehman Brothers First Trust Income Opportunity Fund; Vice President,
                                            Neuberger Berman Institutional Liquidity Series; Vice President, Lehman
                                            Brothers Institutional Liquidity Cash Management Funds; Vice President,
                                            Institutional Liquidity Trust; Vice President, Lehman Brothers Reserve
                                            Liquidity Funds; Vice President, Lehman Brothers Institutional Liquidity
                                            Funds.

Ann H. Benjamin                             Portfolio Manager, High Income Bond Portfolio, a series of Neuberger
Vice President, NB Management               Berman Advisers Management Trust; Portfolio Manager, Lehman Brothers High
                                            Income Bond Fund, a series of Lehman Brothers Income Funds; Portfolio
                                            Manager, Neuberger Berman Income Opportunity Fund Inc.; Portfolio Manager,
                                            Lehman Brothers First Trust Income Opportunity Fund.

Michael L. Bowyer                           Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series of
Vice President, NB Management               Neuberger Berman Equity Funds.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Claudia A. Brandon                          Senior Vice President, Neuberger Berman, LLC since 2007; formerly, Vice
Vice President/Mutual Fund Board            President, Neuberger Berman, LLC, 2002 to 2006 and Employee since 1999;
Relations and Assistant Secretary,          Secretary, Neuberger Berman Advisers Management Trust; Secretary,
NB Management                               Neuberger Berman Equity Funds; Secretary, Lehman Brothers Income Funds;
                                            Secretary, Neuberger Berman Intermediate Municipal Fund Inc.;
                                            Secretary, Neuberger Berman New York Intermediate Municipal Fund Inc.;
                                            Secretary, Neuberger Berman California Intermediate Municipal Fund
                                            Inc.; Secretary, Neuberger Berman Income Opportunity Fund Inc.;
                                            Secretary, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                            Secretary, Neuberger Berman Dividend Advantage Fund Inc.; Secretary,
                                            Lehman Brothers First Trust Income Opportunity Fund; Secretary,
                                            Neuberger Berman Institutional Liquidity Series; Secretary, Lehman
                                            Brothers Institutional Liquidity Cash Management Funds; Secretary,
                                            Institutional Liquidity Trust; Secretary, Lehman Brothers Reserve
                                            Liquidity Funds; Secretary, Lehman Brothers Institutional Liquidity
                                            Funds.

Steven R. Brown                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman Income Opportunity Fund Inc.; Portfolio Manager, Neuberger
                                            Berman Real Estate Securities Income Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Dividend Advantage Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Global Real Estate Fund and Neuberger Berman Real
                                            Estate Fund, a series of Neuberger Berman Equity Funds; Portfolio
                                            Manager, Real Estate Portfolio, a series of Neuberger Berman Advisers
                                            Management Trust.

David H. Burshtan                           Portfolio Manager, Neuberger Berman Small Cap Growth Fund, a series of
Vice President, NB Management               Neuberger Berman Equity Funds.

Lori B. Canell                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman California Intermediate Municipal Fund Inc.; Portfolio Manager,
                                            Neuberger Berman Intermediate Municipal Fund Inc.; Portfolio Manager,
                                            Neuberger Berman New York Intermediate Municipal Fund Inc.; Portfolio
                                            Manager, Lehman Brothers Municipal Securities Trust, a series of Lehman
                                            Brothers Income Funds.

Robert Conti                                Managing Director, Neuberger Berman, LLC since 2007; formerly, Senior Vice
Senior Vice President, NB Management        President of Neuberger Berman, LLC, 2003 to 2006; Vice
                                            President, Neuberger Berman, LLC, from 1999 to 2003; Vice
                                            President, Lehman Brothers Income Funds; Vice President,
                                            Neuberger Berman Equity Funds; Vice President, Neuberger Berman
                                            Advisers Management Trust; Vice President, Neuberger Berman
                                            Intermediate Municipal Fund Inc.; Vice President, Neuberger
                                            Berman New York Intermediate Municipal Fund Inc.; Vice
                                            President, Neuberger Berman California Intermediate Municipal Fund Inc.;
                                            Vice President, Neuberger Berman Income Opportunity Fund Inc.;
                                            Vice President, Neuberger Berman Real Estate Securities Income
                                            Fund Inc.; Vice President, Neuberger Berman Dividend Advantage
                                            Fund Inc.; Vice President, Lehman Brothers First Trust Income
                                            Opportunity Fund; Vice President, Neuberger Berman Institutional
                                            Liquidity Series; Vice President, Lehman Brothers Institutional
                                            Liquidity Cash Management Funds; Vice President, Institutional
                                            Liquidity Trust; Vice President, Lehman Brothers Reserve
                                            Liquidity Funds; Vice President, Lehman Brothers Institutional
                                            Liquidity Funds.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Robert B. Corman                            Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman Focus Fund, a series of Neuberger Berman Equity Funds.

Robert W. D'Alelio                          Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

John E. Dugenske                            None.
Vice President, NB Management

Ingrid Dyott                                Vice President, Neuberger Berman, LLC; Associate Portfolio Manager,
Vice President, NB Management               Guardian Portfolio, a series of Neuberger Berman Advisers Management
                                            Trust; Portfolio Manager, Socially Responsive Portfolio, a series of
                                            Neuberger Berman Advisers Management Trust; Associate Portfolio Manager,
                                            Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity
                                            Funds; Portfolio Manager, Neuberger Berman Socially Responsive Fund, a
                                            series of Neuberger Berman Equity Funds.

Janet A. Fiorenza                           Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman Brothers
Vice President, NB Management               National Municipal Money Fund, Lehman Brothers New York Municipal Money
                                            Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman
                                            Brothers Income Funds.

Michael Foster                              Vice President, Neuberger Berman; Vice President, Lehman Brothers Asset
Vice President, NB Management               Management LLC; Portfolio Manager, Lehman Brothers Short Duration Bond
                                            Fund, a series of Lehman Brothers Income Funds.

William J. Furrer                           Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management               Brothers National Municipal Money Fund, Lehman Brothers New York
                                            Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Maxine L. Gerson                            Senior Vice President, Neuberger Berman, LLC since 2002; Deputy General
Secretary and General Counsel,              Counsel and Assistant Secretary, Neuberger Berman, LLC since 2001;
NB Management                               Chief Legal Officer, Lehman Brothers Income Funds; Chief Legal Officer,
                                            Neuberger Berman Equity Funds; Chief Legal Officer, Neuberger Berman
                                            Advisers Management Trust; Chief Legal Officer, Neuberger Berman
                                            Intermediate Municipal Fund Inc.; Chief Legal Officer, Neuberger Berman
                                            New York Intermediate Municipal Fund Inc.; Chief Legal Officer,
                                            Neuberger Berman California Intermediate Municipal Fund Inc.; Chief
                                            Legal Officer, Neuberger Berman Income Opportunity Fund Inc.; Chief
                                            Legal Officer, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                            Chief Legal Officer, Neuberger Berman Dividend Advantage Fund Inc.;
                                            Chief Legal Officer, Lehman Brothers First Trust Income Opportunity
                                            Fund; Chief Legal Officer, Neuberger Berman Institutional Liquidity
                                            Series; Chief Legal Officer, Lehman Brothers Institutional Liquidity
                                            Cash Management Funds; Chief Legal Officer, Institutional Liquidity
                                            Trust; Chief Legal Officer, Lehman Brothers Reserve Liquidity Funds;
                                            Chief Legal Officer, Lehman Brothers Institutional Liquidity Funds.

Richard Grau                                Vice President, Neuberger Berman, LLC; Vice President, Lehman Brothers
Vice President, NB Management               Asset Management LLC; Portfolio Manager, Lehman Brothers Short Duration
                                            Bond Fund, a series of Lehman Brothers Income Funds.

Edward S. Grieb                             Senior Vice President and Treasurer, Neuberger Berman, LLC; Treasurer,
Treasurer and Chief Financial Officer,      Neuberger Berman Inc.
NB Management

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Michael J. Hanratty                         None.
Vice President, NB Management

Milu E. Komer                               Associate Portfolio Manager, International Portfolio, a series of
Vice President, NB Management               Neuberger Berman Advisers Management Trust; Associate Portfolio
                                            Manager, Neuberger Berman International Fund, Neuberger Berman
                                            International Institutional Fund and Neuberger Berman International
                                            Large Cap Fund, each a series of Neuberger Berman Equity Funds.

Sajjad S. Ladiwala                          Associate Portfolio Manager, Guardian Portfolio and Socially Responsive
Vice President, NB Management               Portfolio, each a series of Neuberger Berman Advisers Management Trust;
                                            Associate Portfolio Manager, Neuberger Berman Guardian Fund and
                                            Neuberger Berman Socially Responsive Fund, each a series of Neuberger
                                            Berman Equity Funds.

Kelly M. Landron                            Portfolio Manager, Lehman Brothers Municipal Money Fund, Lehman
Vice President, NB Management               Brothers National Municipal Money Fund, Lehman Brothers New York
                                            Municipal Money Fund and Lehman Brothers Tax-Free Money Fund, each a series of Lehman Brothers Income Funds.

Richard S. Levine                           Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management

John A. Lovito                              None.
Vice President, NB Management

Arthur Moretti                              Managing Director, Neuberger Berman, LLC since June 2001; Portfolio
Vice President, NB Management               Manager, Neuberger Berman Guardian Fund and Neuberger Berman Socially
                                            Responsive Fund, each a series of Neuberger Berman Equity Funds;
                                            Portfolio Manager, Guardian Portfolio and Socially Responsive Portfolio,
                                            each a series of Neuberger Berman Advisers Management Trust.

S. Basu Mullick                             Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman Partners Fund and Neuberger Berman Regency Fund, each a series of
                                            Neuberger Berman Equity Funds; Portfolio Manager, Partners Portfolio and
                                            Regency Portfolio, each a series of Neuberger Berman Advisers Management
                                            Trust.

Thomas P. O'Reilly                          Portfolio Manager, Neuberger Berman Income Opportunity Fund Inc.;
Vice President, NB Management               Portfolio Manager, Lehman Brothers First Trust Income Opportunity Fund;
                                            Portfolio Manager, Lehman Brothers High Income Bond Fund, a series of
                                            Lehman Brothers Income Funds; Portfolio Manager, High Income Bond
                                            Portfolio, a series of Neuberger Berman Advisers Management Trust.

Loraine Olavarria                           None.
Assistant Secretary, NB Management

Elizabeth Reagan                            None.
Vice President, NB Management

Brett S. Reiner                             Associate Portfolio Manager, Neuberger Berman Genesis Fund, a series of
Vice President, NB Management               Neuberger Berman Equity Funds.

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Jack L. Rivkin                              Executive Vice President, Neuberger Berman, LLC; Executive Vice
Chairman and Director, NB Management        President, Neuberger Berman Inc.; President and Director,
                                            Neuberger Berman Intermediate Municipal Fund Inc.; President and
                                            Director, Neuberger Berman New York Intermediate Municipal Fund
                                            Inc.; President and Director, Neuberger Berman California
                                            Intermediate Municipal Fund Inc.; President and Trustee, Neuberger
                                            Berman Advisers Management Trust; President and Trustee, Neuberger
                                            Berman Equity Funds; President and Trustee, Lehman Brothers Income
                                            Funds; President and Director, Neuberger Berman Income Opportunity
                                            Fund Inc.; President and Director, Neuberger Berman Real Estate
                                            Securities Income Fund Inc.; President and Director, Neuberger
                                            Berman Dividend Advantage Fund Inc.; President and Trustee, Lehman
                                            Brothers First Trust Income Opportunity Fund; President and
                                            Trustee, Neuberger Berman Institutional Liquidity Series;
                                            President and Trustee, Lehman Brothers Institutional Liquidity
                                            Cash Management Funds; President and Trustee, Institutional
                                            Liquidity Trust; President and Trustee, Lehman Brothers Reserve
                                            Liquidity Funds; President and Trustee, Lehman Brothers
                                            Institutional Liquidity Funds; Director, Dale Carnegie and
                                            Associates, Inc. since 1998; Director, Solbright, Inc. since 1998.

Benjamin E. Segal                           Managing Director, Neuberger Berman, LLC since November 2000, prior
Vice President, NB Management               thereto, Vice President, Neuberger Berman, LLC; Portfolio Manager,
                                            Neuberger Berman International Fund, Neuberger Berman International
                                            Institutional Fund and Neuberger Berman International Large Cap Fund,
                                            each a series of Neuberger Berman Equity Funds; Portfolio Manager,
                                            International Portfolio, a series of Neuberger Berman Advisers
                                            Management Trust.

Thomas Sontag                               Managing Director, Neuberger Berman, LLC and Lehman Brothers Asset
Vice President, NB Management               Management LLC; Portfolio Manager, Lehman Brothers Core Bond Fund, Lehman
                                            Brothers Core Plus Bond Fund and Lehman Brothers Short Duration Bond Fund,
                                            each a series of Lehman Brothers Income Funds.

Michelle B. Stein                           Portfolio Manager, Neuberger Berman Dividend Advantage Fund Inc.
Vice President, NB Management

NAME                                        BUSINESS AND OTHER CONNECTIONS
----                                        ------------------------------
Peter E. Sundman                            Executive Vice President, Neuberger Berman Inc. since 1999; Head of
President and Director, NB Management       Neuberger Berman Inc.'s Mutual Funds Business (since 1999) and
                                            Institutional Business (1999 to October 2005); responsible for Managed
                                            Accounts Business and intermediary distribution since October 1999;
                                            Managing Director, Neuberger Berman since 2005; formerly, Executive
                                            Vice President, Neuberger Berman, 1999 to December 2005; Director and
                                            Vice President, Neuberger & Berman Agency, Inc. since 2000; Chairman of the Board, Chief Executive Officer and Trustee, Lehman Brothers
                                            Income Funds; Chairman of the Board, Chief Executive Officer and
                                            Trustee, Neuberger Berman Advisers Management Trust; Chairman of the
                                            Board, Chief Executive Officer and Trustee, Neuberger Berman Equity
                                            Funds; Chairman of the Board, Chief Executive Officer and Director,
                                            Neuberger Berman Intermediate Municipal Fund Inc.; Chairman of the
                                            Board, Chief Executive Officer and Director, Neuberger Berman New York
                                            Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                            Executive Officer and Director, Neuberger Berman California
                                            Intermediate Municipal Fund Inc.; Chairman of the Board, Chief
                                            Executive Officer and Director, Neuberger Berman Income Opportunity
                                            Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                            Director, Neuberger Berman Real Estate Securities Income Fund Inc.;
                                            Chairman of the Board, Chief Executive Officer and Director, Neuberger
                                            Berman Dividend Advantage Fund Inc.; Chairman of the Board, Chief
                                            Executive Officer and Director, Lehman Brothers First Trust Income
                                            Opportunity Fund; Chairman of the Board, Chief Executive Officer and
                                            Trustee, Neuberger Berman Institutional Liquidity Series; Chairman of
                                            the Board, Chief Executive Officer and Trustee, Lehman Brothers
                                            Institutional Liquidity Cash Management Funds; Chairman of the Board,
                                            Chief Executive Officer and Trustee, Institutional Liquidity Trust;
                                            Chairman of the Board, Chief Executive Officer and Trustee, Lehman
                                            Brothers Reserve Liquidity Funds; Chairman of the Board, Chief
                                            Executive Officer and Trustee, Lehman Brothers Institutional Liquidity
                                            Funds; Trustee, College of Wooster.

Bradley C. Tank                             Managing Director, Neuberger Berman, since 2002; Chairman, Chief Executive
Vice President, NB Management               Officer, Board Member and Managing Director of Lehman Brothers Asset
                                            Management LLC; Global Head of Fixed Income Asset Management and Co-Head
                                            of Institutional Asset Management, Lehman Brthers; Portfolio Manager,
                                            Lehman Brothers Strategic Income Fund, a series of Lehman Brothers Income
                                            Funds.

Kenneth J. Turek                            Portfolio Manager, Balanced Portfolio, Growth Portfolio and Mid-Cap
Vice President, NB Management               Growth Portfolio, each a series of Neuberger Berman Advisers Management
                                            Trust; Portfolio Manager, Neuberger Berman Mid Cap Growth Fund, each a series of Neuberger Berman Equity Funds.

Judith M. Vale                              Managing Director, Neuberger Berman, LLC; Portfolio Manager, Neuberger
Vice President, NB Management               Berman Genesis Fund, a series of Neuberger Berman Equity Funds.

      Information as to the directors and officers of Lehman Brothers Asset Management LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of Lehman Brothers Asset Management LLC in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-61757) filed under the Investment Advisers Act of 1940, as amended, and is incorporated by reference thereto.

Item 27.    Principal Underwriters.
--------    -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Income Funds
            Lehman Brothers Institutional Liquidity Cash Management Funds Lehman Brothers Reserve Liquidity Funds

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                            WITH REGISTRANT
    ----                            ----------------                            ---------------
    Joseph V. Amato                 Director                                    None

    Ann H. Benjamin                 Vice President                              None

    Michael L. Bowyer               Vice President                              None

    Claudia A. Brandon              Vice President/Mutual Fund Board            Secretary
                                    Relations & Assistant Secretary

    Steven R. Brown                 Vice President                              None

    David H. Burshtan               Vice President                              None

    Lori B. Canell                  Vice President                              None

    Robert Conti                    Senior Vice President                       Vice President

    Robert B. Corman                Vice President                              None

    Robert W. D'Alelio              Vice President                              None

    John E. Dugenske                Vice President                              None

    Ingrid Dyott                    Vice President                              None

    Janet A. Fiorenza               Vice President                              None

    William J. Furrer               Vice President                              None

    Maxine L. Gerson                Secretary                                   Chief Legal Officer (only for
                                                                                purposes of sections 307 and 406 of
                                                                                the Sarbanes - Oxley Act of 2002)

    Edward S. Grieb                 Treasurer and Chief Financial Officer       None

    Michael J. Hanratty             Vice President                              None

    Milu E. Komer                   Vice President                              None

    Sajjad S. Ladiwala              Vice President                              None

    Richard S. Levine               Vice President                              None

    John A. Lovito                  Vice President                              None

    Kelly M. Landron                Vice President                              None

    Arthur Moretti                  Vice President                              None

    S. Basu Mullick                 Vice President                              None

    Thomas P. O'Reilly              Vice President                              None

    Loraine Olavarria               Assistant Secretary                         None

    Elizabeth Reagan                Vice President                              None

    Brett S. Reiner                 Vice President                              None

    Jack L. Rivkin                  Chairman and Director                       President and Trustee

    Benjamin E. Segal               Vice President                              None

    Michelle B. Stein               Vice President                              None

                                    POSITIONS AND OFFICES                       POSITIONS AND OFFICES
    NAME                            WITH UNDERWRITER                            WITH REGISTRANT
    ----                            ----------------                            ---------------
    Kenneth J. Turek                Vice President                              None

    Peter E. Sundman                President and Director                      Chairman of the Board, Chief
                                                                                Executive Officer and Trustee

    Judith M. Vale                  Vice President                              None

    Chamaine Williams               Chief Compliance Officer                    Chief Compliance Officer

    John T. Zielinsky               Vice President                              None

       (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28.    Location of Accounts and Records.
--------    ---------------------------------

      All accounts,  books  and  other  documents  required  to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158-0180.

Item 29.    Management Services.
--------    --------------------

      Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

Item 30.    Undertakings.
--------    -------------

      None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 3 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of July, 2008.



                                    LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY
                                    FUNDS

                                    By: /s/ Jack L. Rivkin
                                        ----------------------------------------
                                    Name:  Jack L. Rivkin*
                                    Title: President


Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated

Signature                                                Title                             Date
---------                                                -----                             ----
                                             Chairman of the Board,                        July 29, 2008
/s/ Peter E. Sundman                         Chief Executive Officer
----------------------------------------     and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin                            President and Trustee                        July 29, 2008
----------------------------------------
Jack L. Rivkin*
                                           Treasurer and Principal Financial               July 25, 2008
/s/ John M. McGovern                           and Accounting Officer
----------------------------------------
John M. McGovern

/s/ John Cannon                                         Trustee                            July 29, 2008
----------------------------------------
John Cannon*

/s/ Faith Colish                                        Trustee                            July 29, 2008
----------------------------------------
Faith Colish*

/s/ Martha C. Goss                                      Trustee                            July 29, 2008
----------------------------------------
Martha C. Goss*

/s/ C. Anne Harvey                                      Trustee                            July 29, 2008
----------------------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                                    Trustee                            July 29, 2008
----------------------------------------
Robert A. Kavesh*

/s/ Michael M. Knetter                                  Trustee                            July 29, 2008
----------------------------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                                    Trustee                            July 29, 2008
----------------------------------------
Howard A. Mileaf*

/s/ George W. Morriss                                   Trustee                            July 29, 2008
----------------------------------------
George W. Morriss*

Signature                                                Title                             Date
---------                                                -----                             ----
/s/ Edward I. O'Brien*                                  Trustee                            July 29, 2008
----------------------------------------
Edward I. O'Brien*

/s/ William E. Rulon                                    Trustee                            July 29, 2008
----------------------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                                   Trustee                            July 29, 2008
----------------------------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                                         Trustee                            July 29, 2008
----------------------------------------
Tom D. Seip*

/s/ Candace L. Straight                                 Trustee                            July 29, 2008
----------------------------------------
Candace L. Straight*

/s/ Peter P. Trapp                                      Trustee                            July 29, 2008
----------------------------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on July 29, 2008 pursuant to powers of attorney filed on July 27, 2007 with Registrant's Post-Effective Amendment No. 1, filed on December 15, 2006 with Registrant's Pre-Effective Amendment No. 2 and filed on September 10, 2007, with Post-Effective Amendment No. 57 to the registration statement of Lehman Brothers Income Funds, File Nos. 2-85229 and 811-3802.

                          PEA #3 (Lehman Brothers Institutional Liquidity Funds)

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No.3 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 29th day of July, 2008.

                                    INSTITUTIONAL LIQUIDITY TRUST


                                    By: /s/ Jack L. Rivkin
                                        ----------------------------------------
                                    Name:  Jack L. Rivkin*
                                    Title: President

Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 3 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                Title                             Date
---------                                                -----                             ----
                                             Chairman of the Board,                        July 29, 2008
/s/ Peter E. Sundman                         Chief Executive Officer
----------------------------------------     and Trustee
Peter E. Sundman*

/s/ Jack L. Rivkin                            President and Trustee                        July 29, 2008
----------------------------------------
Jack L. Rivkin*

                                           Treasurer and Principal Financial               July 25, 2008
/s/ John M. McGovern                             and Accounting Officer
----------------------------------------
John M. McGovern

/s/ John Cannon                                         Trustee                            July 29, 2008
----------------------------------------
John Cannon*

/s/ Faith Colish                                        Trustee                            July 29, 2008
----------------------------------------
Faith Colish*

/s/ Martha C. Goss                                      Trustee                            July 29, 2008
----------------------------------------
Martha C. Goss*

/s/ C. Anne Harvey                                      Trustee                            July 29, 2008
----------------------------------------
C. Anne Harvey*

/s/ Robert a. Kavesh                                    Trustee                            July 29, 2008
----------------------------------------
Robert A. Kavesh*

/s/ Michael M. Knetter                                  Trustee                            July 29, 2008
----------------------------------------
Michael M. Knetter*

/s/ Howard A. Mileaf                                    Trustee                            July 29, 2008
----------------------------------------
Howard A. Mileaf*

/s/ George W. Morriss                                   Trustee                            July 29, 2008
----------------------------------------
George W. Morriss*

Signature                                                Title                             Date
---------                                                -----                             ----
/s/ Edward I. O'Brien                                   Trustee                            July 29, 2008
----------------------------------------
Edward I. O'Brien*

/s/ William E. Rulon                                    Trustee                            July 29, 2008
----------------------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                                   Trustee                            July 29, 2008
----------------------------------------
Cornelius T. Ryan*

/s/ Tom D. Seip                                         Trustee                            July 29, 2008
----------------------------------------
Tom D. Seip*

/s/ Candace L. Straight                                 Trustee                            July 29, 2008
----------------------------------------
Candace L. Straight*

/s/ Peter P. Trapp                                      Trustee                            July 29, 2008
----------------------------------------
Peter P. Trapp*



*Signatures affixed by Lori L. Schneider on July 29, 2008 pursuant to powers of attorney filed on July 27, 2007 with Registrant's Post-Effective Amendment No. 1, filed on December 15, 2006 with Registrant's Pre-Effective Amendment No. 2 filed on September 10, 2007 with Post-Effective Amendment No. 57 to the registration statement of Lehman Brothers Income Funds, File Nos. 2-85229 and 811-3802.